UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Brian C. Janssen

The Tax-Exempt Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months ended January 31, 2020

Invest in
municipal bonds
for tax-advantaged
income

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2019 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2019 (as supplemented to date):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime[1]	expense ratios[2]

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.53%	0.69%	1.09%	0.59%
Limited Term Tax-Exempt Bond Fund of America	2.03	1.40	2.50	0.62

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	3.15	2.57	4.03	0.54
American High-Income Municipal Bond Fund	4.80	4.13	5.83	0.70
The Tax-Exempt Fund of California	3.26	2.62	4.55	0.61
American Funds Tax-Exempt Fund of New York	2.99	2.29	3.44	0.67 [3]

[1]	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.
[2]	Restated to reflect current fees.
[3]	The net expense ratio for American Funds Tax-Exempt Fund of New York is 0.64% as of the prospectus dated October 1, 2019.

For other share class results, visit capitalgroup.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least October 1, 2020, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

A summary of each fund’s 30-day yield can be found on page 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Funds’ 30-day yields
2	Results at a glance
Investment portfolios
3	American Funds Short-Term Tax-Exempt Bond Fund
10	Limited Term Tax-Exempt Bond Fund of America
17	The Tax-Exempt Bond Fund of America
36	American High-Income Municipal Bond Fund
54	The Tax-Exempt Fund of California
70	American Funds Tax-Exempt Fund of New York
78	Financial statements

Fellow investors:

Shown in the following tables are the 30-day yields and 12-month distribution rates as of February 29, 2020, as well as the results for the six months ended January 31, 2020, for the six American Funds tax-exempt municipal bond funds. Also shown are the results of the funds’ primary benchmarks and peer groups. For additional information about the funds, their investment results, holdings and portfolio managers, visit capitalgroup.com/individual/products/mutual-funds.html.

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 29, 2020. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

	SEC	12-month
Class A shares	30-day yield	distribution rate

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.60%	1.41%
Limited Term Tax-Exempt Bond Fund of America	0.78	1.72

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.17	2.42
American High-Income Municipal Bond Fund	1.85	3.13
The Tax-Exempt Fund of California	0.76	2.40
American Funds Tax-Exempt Fund of New York	0.96 *	2.30

*	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 0.97% with the fund’s reimbursement.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/ higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	1

Results at a glance

For periods ended January 31, 2020, with distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	1.09%	3.21%	1.20%	1.37%	1.43%
Bloomberg Barclays Municipal Short 1–5 Years Index	1.29	3.78	1.65	1.81	1.91
Lipper Short Municipal Debt Funds Average	1.01	2.83	1.13	1.21	1.32

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	1.84	5.07	1.92	2.79	3.84
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index	2.02	5.59	2.36	2.92	4.11
Lipper Short-Intermediate Municipal Debt Funds Average	1.81	4.86	1.79	2.23	3.43

The Tax-Exempt Bond Fund of America (Class A shares)	3.09	8.25	3.39	4.54	6.37
Bloomberg Barclays Municipal Bond Index	3.33	8.65	3.53	4.47	—	†
Lipper General & Insured Municipal Debt Funds Average	3.38	8.92	3.35	4.40	6.19

American High-Income Municipal Bond Fund (Class A shares)	3.91	10.14	4.93	6.31	5.64
Bloomberg Barclays Municipal Bond Index	3.33	8.65	3.53	4.47	5.35
Bloomberg Barclays High Yield Municipal Bond Index	5.66	12.65	6.07	7.25	—	†
Lipper High Yield Municipal Debt Funds Average	4.18	10.55	4.67	5.81	5.18

The Tax-Exempt Fund of California (Class A shares)	3.15	8.54	3.45	5.05	5.49
Bloomberg Barclays California Municipal Index	3.38	8.89	3.53	4.97	—	†
Lipper California Municipal Debt Funds Average	3.58	9.39	3.58	5.00	5.53

American Funds Tax-Exempt Fund of New York (Class A shares)	3.05	8.30	3.08	—	4.04
Bloomberg Barclays New York Municipal Index	3.03	8.20	3.38	—	3.99
Lipper New York Municipal Debt Funds Average	3.32	8.86	3.34	—	3.81

*	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
†	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at capitalgroup.com.

2	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited

Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 88.06%	Principal amount (000)	Value (000)
Alabama 0.88%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$5,500	$5,866
Other securities		4,882
		10,748

Colorado 1.97%
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 2049	6,265	6,939
Other securities		17,080
		24,019

Connecticut 2.17%
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2022	750	818
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1997-T-2, 1.65% 2029 (put 2020)[1]	500	500
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 2.00% 2033 (put 2022)	1,000	1,020
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	2,290	2,297
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	3,750	3,808
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B-1, 5.00% 2037 (put 2020)[1]	3,825	3,889
Other securities		14,182
		26,514

Florida 5.46%
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2020	1,000	1,026
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2023	1,100	1,253
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2023	1,250	1,424
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	1,300	1,526
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2025	2,125	2,563
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2026	1,415	1,745
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2027	1,850	2,322
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 2026	1,000	1,233
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2021	1,000	1,065
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	5,000	5,881
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	5,215	5,777
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2021)	4,650	4,965
Other securities		35,853
		66,633

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia 1.87%
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[1]	$6,470	$6,561
Other securities		16,247
		22,808

Illinois 5.72%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	6,310	6,389
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	3,230	3,235
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2023	1,000	1,118
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 5.00% 2021	1,545	1,649
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	1,180	1,249
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2020	2,410	2,484
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2050 (put 2025)[2]	5,625	5,664
Other securities		47,968
		69,756

Indiana 1.02%
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 2025	5,000	5,888
Other securities		6,538
		12,426

Iowa 0.46%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	4,960	5,267
Other securities		366
		5,633

Kentucky 0.62%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	4,825	4,876
Other securities		2,742
		7,618

Louisiana 0.96%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	4,705	4,925
Other securities		6,780
		11,705

Michigan 2.11%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	520	547
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	945	1,003
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	3,080	3,288
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	2,460	2,677
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	6,775	7,493
Other securities		10,727
		25,735

Minnesota 2.21%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	4,505	4,985
Other securities		21,929
		26,914

Missouri 1.34%
City of Kirkwood, Industrial Dev. Auth., Retirement Community Rev. Bonds (Aberdeen Heights Project), Series 2010-A, 8.25% 2039 (preref. 2020)	11,000	11,222
Other securities		5,145
		16,367

4	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Montana 0.66%
Fin. Auth., Rev. Bonds (Billings Clinic Obligated Group), Series 2018-C, (SIFMA Municipal Swap Index + 0.55%) 1.49% 2037 (put 2023)[2]	$4,980	$4,975
Other securities		3,041
		8,016

Nevada 1.38%
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-C, 1.20% 2051 (put 2020)	6,725	6,726
Other securities		10,094
		16,820

New Jersey 2.39%
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	5,510	6,160
Other securities		22,993
		29,153

New York 6.17%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,062
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)[2]	4,000	4,003
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[2]	6,250	6,251
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[2]	4,000	4,011
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,251
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series 2012-E-1, 5.00% 2023	1,125	1,219
New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2020, Series 2002-1, 5.00% 2021	3,500	3,751
Other securities		48,742
		75,290

North Carolina 3.06%
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	6,225	6,567
G.O. Public Improvement Bonds, Series 2010-A, 5.00% 2020	1,500	1,515
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2020	3,835	3,875
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2021	1,000	1,042
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	3,525	3,561
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	4,870	5,255
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2021	5,000	5,231
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.593% 2041 (put 2022)[2]	5,030	5,039
Other securities		5,187
		37,272

Oregon 1.75%
Housing and Community Services Dept., Housing Dev. Rev. Bonds (SHA RAD Group II Apartment Projects), Series 2019-P, 1.45% 2023 (put 2022)	2,115	2,129
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Henry Apartments Project), Series 2018-J, 2.20% 2021 (put 2020)	7,075	7,130
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,955	2,114
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	2,270	2,554
Other securities		7,445
		21,372

American Funds Tax-Exempt Funds	5

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 3.94%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	$875	$913
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	3,360	3,473
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	465	485
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	555	582
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,230	3,460
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	1,175	1,240
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	1,465	1,618
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	5,000	5,093
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2025 (preref. 2021)	1,165	1,253
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2027 (preref. 2021)	2,380	2,560
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2026 (preref. 2021)	1,000	1,075
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	480	516
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 1.92% 2021[2]	1,100	1,110
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	2,000	2,104
Turnpike Commission, Turnpike Rev. Bonds, Series 2018-B, (SIFMA Municipal Swap Index + 0.50%) 1.44% 2021[2]	3,000	3,006
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2025	500	611
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2026	400	501
Other securities		18,465
		48,065

South Carolina 1.64%
City of Charleston, Waterworks and Sewer System Capital Improvement Bonds, Series 2006-B, 1.521% 2035 (put 2022)[2]	5,000	5,007
Other securities		14,978
		19,985

Texas 16.53%
City of Dallas, Housing Fin. Corp., Multi Family Rev. Bonds (Palladium Redbird), Series 2019, 1.50% 2023 (put 2022)	6,000	6,038
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	3,910	4,737
G.O. Bonds, College Student Loan Bonds, Series 2013-B, AMT, 5.25% 2022	3,155	3,490
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-B, 5.00% 2021	1,830	1,943
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	1,000	1,062
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds, Series 2019-C-1, 5.00% 2021	1,000	1,062
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	6,035	6,057
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2021	3,000	3,205
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	2,965	3,152
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.515% 2034 (put 2021)[2]	5,650	5,656
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	5,410	5,472
North Texas Tollway Auth., Special Projects System Rev. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	5,000	5,318
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	1,145	1,176
Other securities		153,327
		201,695

6	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Washington 3.61%
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2045 (put 2023)[2]	$6,150	$6,152
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2021	5,000	5,324
G.O. Bonds, Series 2010-E, 5.00% 2022 (preref. 2020)	1,035	1,035
G.O. Bonds, Series 2011-B, 5.25% 2036 (preref. 2021)	2,030	2,118
G.O. Rev. Ref. Bonds, Series 2012-R-C, 5.00% 2020	990	1,007
G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	5,000	5,311
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2022	1,300	1,403
Motor Vehicle Fuel Tax G.O. Bonds, Series 2012-E, 5.00% 2021	500	521
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-E, 5.25% 2022	3,125	3,397
Other securities		17,819
		44,087

Wisconsin 2.46%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	5,000	5,462
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	5,000	5,655
Other securities		18,860
		29,977

Other states & U.S. territories 17.68%
Other securities		215,985

Total bonds, notes & other debt instruments (cost: $1,059,627,000)		1,074,593

Short-term securities 15.13%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.20% 2048[2]	18,500	18,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.18% 2044[2]	3,500	3,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.18% 2043[2]	6,500	6,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 2043[2]	1,000	1,000
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds, (Air Products and Chemicals, Inc. Project), Series 2007, 1.20% 2042[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 1.20% 2030[2]	1,200	1,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[2]	5,500	5,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 1.20% 2030[2]	1,400	1,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 1.20% 2035[2]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[2]	12,000	12,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-A, 4.00% 2/3/2020	1,500	1,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 2022	2,020	2,217
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	2,920	3,086
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.18% 2050[2]	4,000	4,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.18% 2048[2]	12,860	12,860
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[2]	18,620	18,620

American Funds Tax-Exempt Funds	7

American Funds Short-Term Tax-Exempt Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds,
Series 2003, Bank of America LOC, 1.22% 2033[2]	$6,950	$6,950
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	11,545	11,741
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper,
Series 2020, 1.00% 5/19/2020	2,000	2,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper,
Series 2020, 1.20% 2/6/2020	4,500	4,500
State of Texas, County of York, Natural Rural Utilities Corp., Pollution Control Rev. IAM
Commercial Paper, Series 2000, 1.27% 2/3/2020	5,000	5,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds
(Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.45% 2023 (put 2020)[3]	1,000	1,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds
(Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.53% 2025 (put 2020)[3]	6,000	6,000
Other securities		38,565

Total short-term securities (cost: $184,578,000)		184,639
Total investment securities 103.19% (cost: $1,244,205,000)		1,259,232
Other assets less liabilities (3.19)%		(38,933)

Net assets 100.00%		$1,220,299

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $6,617,000, which represented .54% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

8	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Futures contracts

								Unrealized
				Notional		Value at		appreciation
		Number of		amount	[4]	1/31/2020	[5]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	506	April 2020	$101,200		$109,478		$428
5 Year U.S. Treasury Note Futures	Long	522	April 2020	52,200		62,807		779
								$1,207

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	9

Limited Term Tax-Exempt Bond Fund of America	unaudited

Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 86.34%	Principal amount (000)	Value (000)
Alabama 0.89%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$12,620	$13,461
Other securities		27,488
		40,949

California 3.77%
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	9,700	13,061
Other securities		160,390
		173,451

Colorado 3.13%
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	15,000	18,575
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2032	10,000	12,613
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	12,505	13,792
Other securities		99,296
		144,276

Connecticut 1.92%
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	14,355	14,400
Other securities		73,851
		88,251

Florida 5.36%
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2028	15,000	19,302
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	15,440	17,104
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,389
Other securities		198,095
		246,890

Georgia 2.68%
G.O. Bonds, Series 2019-A, 5.00% 2028	11,000	14,490
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	15,000	16,437
Other securities		92,421
		123,348

10	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Illinois 9.76%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	$1,000	$1,013
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2024	4,230	4,663
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	1,200	1,215
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2025	4,515	5,006
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	13,304
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	1,900	1,957
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	2,940	2,945
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2021	375	397
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,100	1,275
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2026	1,000	1,230
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,914
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2027	2,000	2,516
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	500	504
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2022	200	214
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	540	619
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2028	1,060	1,207
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	1,080	1,324
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2027	1,000	1,215
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	4,865	5,399
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2020	800	807
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	1,920	2,198
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)[1]	2,275	2,279
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2024	4,000	4,477
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2023	1,545	1,731
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2024	1,425	1,651
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2025	950	1,136
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	1,215	1,496
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	8,640	10,885
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,811
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	4,000	4,742
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	9,500	11,224
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.25% 2028	1,020	1,229
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	4,170	4,413
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,158
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2023	750	854
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	1,165	1,403
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2029	1,500	1,782
G.O. Bonds, Series 2013, 5.00% 2022	1,310	1,413
G.O. Bonds, Series 2017-A, 5.00% 2021	3,500	3,716
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	9,885	10,154
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	20,015	21,197
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	5,500	6,260
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	3,000	3,054
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	13,235	14,040
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2028	11,035	14,077
Other securities		260,108
		449,212

Massachusetts 2.54%
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2020	1,205	1,237
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,601
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2026	1,000	1,230
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2027	1,500	1,884
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2028	1,200	1,535
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2012-C, 5.25% 2025	2,390	2,612
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2025	2,500	3,000
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2026	1,000	1,230

American Funds Tax-Exempt Funds	11

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts (continued)
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034 (preref. 2021)	$1,855	$1,936
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham Issue), Series 2020-A-2, 5.00% 2023	6,725	7,655
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031 (preref. 2021)	3,130	3,311
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	5,000	5,964
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-4, 5.00% 2038 (put 2024)	2,500	2,891
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2024	2,000	2,335
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2025	1,275	1,534
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2026	1,150	1,420
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2027	1,150	1,421
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2025	1,500	1,796
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2021	575	607
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2022	400	437
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2023	425	480
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2024	350	408
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,395	1,471
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,020	1,076
Other securities		68,054
		117,125

Michigan 2.99%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	750	789
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	635	677
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	14,040	14,897
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	2,660	2,840
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	4,090	4,451
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	16,960	18,758
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	7,735	8,636
Other securities		86,574
		137,622

Minnesota 1.16%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	12,935	14,313
Other securities		39,086
		53,399

Nevada 1.39%
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	14,035	14,046
Other securities		50,077
		64,123

New York 5.77%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2030	12,000	15,658
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	5,682
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,351
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,935
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)[1]	7,750	7,755
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,766
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[1]	5,500	5,501

12	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[1]	$1,400	$1,404
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	11,605	12,826
New York City G.O. Bonds, Fiscal 1994, Series 1994-A-4, 5.00% 2021	2,420	2,570
New York City G.O. Bonds, Fiscal 2014, Series 2014-G, 5.00% 2023	1,500	1,713
New York City G.O. Bonds, Fiscal 2014, Series 2014-I-1, 5.00% 2021	1,445	1,509
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2028	1,000	1,191
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2028	4,300	5,428
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2022	1,140	1,264
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series 2012-E-1, 5.00% 2023	1,200	1,300
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2027	5,000	6,026
New York City Transitional Fin. Auth., Future Tax Secured Multi-Modal Rev. Ref. Bonds, Fiscal 2003, Series 2003-B, 5.00% 2022	1,750	1,822
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003, Series 2003-A-1, 5.00% 2022	1,305	1,400
New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2020, Series 2002-1, 5.00% 2021	13,445	14,410
Other securities		165,080
		265,591

North Carolina 1.43%
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	13,835	14,595
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	14,110	14,252
Other securities		37,018
		65,865

Pennsylvania 4.71%
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	9,180	10,453
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,900	5,654
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2025	5,985	6,993
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	2,315	2,772
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	1,775	2,120
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 1.70% 2037 (put 2020)	4,000	4,009
Other securities		184,640
		216,641

Texas 11.42%
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	12,505	12,550
Other securities		513,136
		525,686

Virginia 1.50%
G.O. Bonds, Series 2015-A, 5.00% 2026	11,795	14,378
Other securities		54,719
		69,097

Washington 2.76%
G.O. Bonds, Series 2010-E, 5.00% 2022 (preref. 2020)	5	5
G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,423
G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	6,299
G.O. Bonds, Series 2019-C, 5.00% 2031	5,000	6,518
G.O. Rev. Ref. Bonds, Series 2012-R-C, 5.00% 2020	4,680	4,760
G.O. Rev. Ref. Bonds, Series 2016-R-B, 5.00% 2029	10,205	12,474

American Funds Tax-Exempt Funds	13

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2022	$1,595	$1,721
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2026	2,500	3,092
G.O. Rev. Ref. Bonds, Series 2020-R-B, 5.00% 2022	2,750	2,967
G.O. Rev. Ref. Bonds, Series 2020-R-B, 5.00% 2026	2,500	3,092
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2035 (put 2021)[1]	15,100	15,123
Motor Vehicle Fuel Tax G.O. Bonds, Series 2012-E, 5.00% 2021	1,120	1,166
Other securities		64,169
		126,809

Wisconsin 2.88%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	12,385	14,008
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	11,000	12,079
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.49% 2054 (put 2023)[1]	5,200	5,231
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 1.59% 2054 (put 2024)[1]	4,000	4,042
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	10,443
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-5, 5.00% 2033 (put 2024)	4,565	5,383
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2019-A, 5.00% 2021	2,435	2,610
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	2,000	2,003
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2026	1,000	1,212
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2027	1,000	1,205
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	1,650	1,898
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	18,015	20,089
Other securities		52,359
		132,562

Other states & U.S. territories 20.28%
Other securities		933,677

Total bonds, notes & other debt instruments (cost: $3,841,828,000)		3,974,574

Short-term securities 15.95%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 1.19% 2025[1]	14,000	14,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 1.18% 2033[1]	5,000	5,000
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.45% 2023 (put 2020)[2,3]	18,600	18,600
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 1.18% 2047[1]	12,500	12,500
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 2040[1]	10,885	10,885
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 2051[1]	5,120	5,120
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.19% 2022[1]	23,470	23,470
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 2035[1]	1,500	1,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.18% 2043[1]	3,490	3,490

14	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 2043[1]	$27,500	$27,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[1]	52,000	52,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[1]	9,650	9,650
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 1.20% 2030[1]	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 2030[1]	3,050	3,050
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 1.20% 2035[1]	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[1]	12,750	12,750
State of New Hampshire, National Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Emerald Renewable Diesel LLC Project), Series 2019, AMT, 2.00% 2049 (put 2020)[2,3]	15,200	15,257
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-1, 5.00% 5/15/2020	2,000	2,022
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-B-1, 5.00% 2022	1,750	1,905
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 2022	13,070	14,343
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-2, 4.00% 7/1/2020	4,000	4,047
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	18,765	19,829
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.18% 2035[1]	16,315	16,315
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 2042[1]	46,345	46,345
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 2038[1]	10,000	10,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 1.18% 2044[1]	2,500	2,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.18% 2050[1]	12,000	12,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.18% 2048[1]	7,150	7,150
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[1]	24,000	24,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 1.18% 2045[1]	3,000	3,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 1.13% 2052[1]	23,780	23,780
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Republic Services, Inc. Project), Series 2014, AMT, 1.35% 2044 (put 2020)[2]	10,950	10,954
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Waste Management, Inc. Project), Series 2013, AMT, 1.45% 2045 (put 2020)[2]	15,255	15,255
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.15% 2048[1]	47,875	47,875
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.19% 2024[1]	2,000	2,000
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1995, 1.19% 6/1/2020[1]	14,800	14,800
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 1.17% 2038[1]	24,595	24,595
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.45% 2023 (put 2020)[2]	11,500	11,500
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.53% 2025 (put 2020)[2]	4,000	4,000

American Funds Tax-Exempt Funds	15

Limited Term Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.19% 2044[1]	$15,000	$15,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, AMT, 1.24% 2044[1]	17,850	17,850
Other securities		163,521

Total short-term securities (cost: $733,760,000)		734,358
Total investment securities 102.29% (cost: $4,575,588,000)		4,708,932
Other assets less liabilities (2.29)%		(105,428)

Net assets 100.00%		$4,603,504

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

								Unrealized
								appreciation
				Notional		Value at		(depreciation)
		Number of		amount	[4]	1/31/2020	[5]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	1,673	April 2020	$334,600		$361,969		$1,358
5 Year U.S. Treasury Note Futures	Long	2,438	April 2020	243,800		293,341		3,637
10 Year Ultra U.S. Treasury Note Futures	Short	201	March 2020	(20,100)		(29,277)		(724)
								$4,271

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	For short-term securities, the mandatory put date is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $49,400,000, which represented 1.07% of the net assets of the fund.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

16	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 95.16%	Principal amount (000)	Value (000)
Alabama 1.07%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$38,750	$41,332
Other securities		220,581
		261,913

California 6.21%
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	39,545	56,349
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	36,640	57,599
Other securities		1,402,644
		1,516,592

Colorado 2.34%
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	7,152
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2023 (escrowed to maturity)	2,000	2,269
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2026 (preref. 2025)	100	121
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	1,500	1,817
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030 (preref. 2025)	2,190	2,653
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2031	3,250	3,938
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,000	1,212
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	1,600	1,938
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2040	2,500	3,029
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	5,500	6,663
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	3,460	4,427
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2033	6,910	8,841
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,020	2,584
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033 (preref. 2022)	6,175	6,759
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	29,780	32,597
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	2,485	2,870

American Funds Tax-Exempt Funds	17

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	$3,130	$3,719
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2026)	6,200	7,752
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	11,855	14,422
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	22,500	27,469
Health Facs. Auth., Hospital Rev. Bonds (Children’s Hospital Colorado Project), Series 2013-A, 5.00% 2033	12,000	13,615
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Association Project), Series 2018, 2.80% 2042 (put 2023)	3,800	3,955
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B-1, 5.00% 2027 (preref. 2022)	1,000	1,109
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2015-C-4, (1-month USD-LIBOR + 1.25%) 2.46% 2039 (put 2020)[1]	5,000	5,010
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 4.00% 2049	2,000	2,224
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	1,050	1,236
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[2]	2,500	1,651
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[2]	2,665	1,758
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.00% 2021 (escrowed to maturity)	235	246
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2024	270	291
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2023	610	646
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2028	305	364
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	500	579
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2025	565	638
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	8,765	9,517
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	1,050	1,207
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,010	4,628
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2022	470	518
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2028	1,065	1,243
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	3,500	4,010
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	11,187
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2036	5,750	6,741
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2037	4,000	4,663
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2038	5,800	6,743
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2032	4,000	5,281
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 2040	29,570	34,206
Other securities		305,286
		570,784

18	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Florida 6.45%
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2044	$32,000	$39,945
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2019-B, 4.00% 2049	38,000	43,464
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 2042	49,670	56,154
Other securities		1,437,245
		1,576,808

Georgia 2.59%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2039	30,530	38,888
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2049	73,560	86,420
Other securities		506,544
		631,852

Illinois 12.94%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2002, FGIC-National insured, 6.00% 2023	1,000	1,137
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2010, 5.00% 2021	5,750	5,999
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 2033	3,500	4,153
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	5,200	5,265
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2013, 5.00% 2026	11,040	12,137
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2024	3,070	3,345
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2027	13,430	15,094
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	2,135	2,477
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2026	1,010	1,199
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	1,275	1,509
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2029	7,000	8,203
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	50	53
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	5,000	5,624
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	1,350	1,664
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]	21,050	27,326
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2020	2,000	2,053
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	6,000	7,008
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,695	4,638
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	3,000	3,490
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[3]	13,115	17,126
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2020	5,865	6,022
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	3,000	3,169
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2023	1,000	1,114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	1,000	1,169
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	7,070	8,421
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2027	3,500	4,222
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	10,000	11,960
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	11,000	13,022
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,300	1,373

American Funds Tax-Exempt Funds	19

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	$4,000	$4,770
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2034	10,000	11,838
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,000	1,156
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	2,000	2,355
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	20,000	23,061
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 4.00% 2020	2,250	2,292
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,776
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	3,000	3,573
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,810
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	3,500	4,381
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,222
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,238
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,215
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	2,000	2,469
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	2,000	2,462
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	1,140	1,371
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,199
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2020	1,520	1,561
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	6,000	6,683
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	13,455	16,840
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	7,000	8,714
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 2024	1,285	1,441
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	2,000	2,243
City of Chicago, G.O. Bonds, Series 2007-C, National insured, 5.00% 2029	890	892
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	2,000	2,313
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2033	3,000	3,486
City of Chicago, G.O. Bonds, Series 2019-A, 5.00% 2044	5,000	5,876
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2035	2,000	2,507
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,320	1,407
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2026	1,795	2,068
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2034	3,675	4,267
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	825	903
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	5,490	6,174
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	5,755	7,091
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2030	3,000	3,681
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	20,000	24,726
City of Chicago, G.O. Rev. Ref. Bonds, Series 2008-C, 5.00% 2034	1,120	1,122
City of Chicago, G.O. Rev. Ref. Bonds, Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	4,750	4,759
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	5,020	5,630
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	4,000	4,589
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	2,000	2,340

20	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	$4,730	$5,374
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	5,000	5,736
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	5,000	5,856
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	8,000	9,689
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	11,450	14,087
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	4,000	4,984
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 2053	35,025	42,843
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2022	3,185	3,032
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	7,175	5,271
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2022	2,285	2,175
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	2,625	2,446
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	5,240	4,123
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	4,000	2,938
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	9,815	10,628
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	21,945	27,068
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	33,585	39,044
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	7,775	8,217
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2025	210	192
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	20	18
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	1,760	1,529
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2028	3,345	2,812
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 2030	800	1,014
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	1,000	1,034
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,975	2,183
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	2,500	2,841
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	4,500	5,241
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2027	1,000	1,156
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,144
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,848
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,410
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,269
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,121
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	100	111
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 2047	21,165	24,174
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	5,000	5,949
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2032	7,600	9,022
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2034	9,000	10,640
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2038	3,915	4,557
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	1,750	1,980
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	1,000	1,161
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2025	10,275	12,259
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	2,125	2,593
City of Chicago, Water Rev. Bonds, Series 2012, 4.00% 2020	625	638

American Funds Tax-Exempt Funds	21

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2026	$965	$1,061
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	530	583
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2030	4,750	5,443
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2031	5,135	5,873
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	21,875	23,566
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2039	7,500	8,465
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,000	3,365
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	920	946
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2032	580	738
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2037	780	978
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2038	760	950
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2044	3,250	4,001
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2049	5,455	6,672
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2051	1,000	1,217
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	1,000	1,141
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2046	2,000	2,147
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	50	50
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030	3,000	3,643
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042 (preref. 2022)	5,315	5,818
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	990	1,173
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,920	5,289
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034 (preref. 2022)	30	33
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 2038	3,850	4,257
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2030	2,500	2,998
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	2,680	3,120
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	5,300	6,144
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2027	5,000	6,125
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	6,410	7,804
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	8,315	10,109
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	2,700	3,276
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2030	6,200	7,508
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2031	3,580	4,315
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2026	4,875	5,997
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	4,000	4,997
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	2,000	2,493
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	7,420	9,228
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	3,500	4,344
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2031	7,080	8,758
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2032	5,005	6,177
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	5,000	6,157
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2034	5,000	6,139
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2035	8,180	10,023
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	700	855
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040 (preref. 2021)	10,000	10,597
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2030	1,000	1,215
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2032	1,000	1,208
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2033	1,150	1,387
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2034	1,310	1,577
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2036	1,000	1,199
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	3,500	4,149
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2027	925	1,128
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2028	1,480	1,797
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2029	3,000	3,631
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2030	5,100	6,144

22	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2031	$3,000	$3,599
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	2,500	2,989
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2033	9,000	10,734
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2034	3,000	3,568
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	6,710	7,955
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2036	7,000	8,271
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	2,225	2,247
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	695	701
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2024	245	275
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2025	760	872
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2030	1,180	1,332
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2035	1,350	1,514
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 2022	390	405
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2036	2,420	2,632
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2026	3,000	3,614
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	39,370	45,278
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2037	11,520	12,638
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2038	6,140	6,718
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	2,000	2,451
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2032	3,290	3,901
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,425	1,683
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2034	3,240	3,817
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2035	3,335	3,921
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2030	1,000	1,264
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2042	7,000	8,510
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	9,600	10,655
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	2,275	2,456
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 2039	4,000	4,062
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 2028	2,450	2,947
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2020	855	863
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	2,345	2,760
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2027	5,000	6,063
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	3,250	3,927
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,165	1,393
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,125	1,340
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)[1]	1,775	1,778
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	17,970	19,896
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	730	870
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,362
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	5,000	6,251
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	2,000	2,489
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	7,615	9,410
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2031	3,000	3,692
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2033	2,500	3,060
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,895	2,305
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	1,145	1,382
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,383
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	3,047
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2030	5,000	5,887
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2034	2,500	2,911
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	7,825	8,992
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	2,595	3,022
Fin. Auth., Rev. Bonds (The Admiral at the Lake Project), Series 2010-A, 8.00% 2046 (preref. 2020)	3,500	3,568
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	26,575	30,732

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2011-IL, 5.00% 2030 (preref. 2021)	$725	$778
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-A, 5.00% 2026	1,610	1,983
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-B, 5.00% 2035	5,150	6,161
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2034	8,780	11,339
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2036	7,000	8,989
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2037	8,000	10,238
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2033	8,500	10,014
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 2037	2,500	2,793
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,226
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2035	5,900	7,209
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,366
Fin. Auth., Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2012-A, 5.00% 2042 (preref. 2021)	7,500	8,046
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2027	1,095	1,255
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	1,000	1,107
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2028	1,860	2,278
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2040	1,275	1,375
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	683
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2040	7,500	8,339
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2030	1,000	1,214
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2035	1,000	1,201
Fin. Auth., Rev. Ref. Bonds (Field Museum of Natural History), Series 2019, 1.71% 2034 (put 2022)[1]	31,825	31,920
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,262
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,535	1,665
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	10,086
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	1,765	1,793
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	9,475	9,608
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2022	1,290	1,400
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	4,126
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	4,113
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2034	2,600	3,043
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	30,871
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	14,000	14,171
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	1,000	1,065
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	6,745	7,745
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,885	12,292
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	650	786
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2032	1,600	1,917
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	6,975	7,121
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	3,525	3,601
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	2,660	2,715
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026 (preref. 2020)	1,340	1,369
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC – University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	1,200	1,369
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,235	2,267

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	$1,265	$1,266
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	40,015	42,243
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 6.75% 2031 (preref. 2021)	1,000	1,067
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	12,500	13,364
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	320	321
G.O. Bonds, Series 2012, 5.00% 2035	1,000	1,055
G.O. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	980	1,049
G.O. Bonds, Series 2014, 5.00% 2020	5,540	5,540
G.O. Bonds, Series 2014, 5.00% 2021	1,415	1,465
G.O. Bonds, Series 2014, 5.00% 2024	2,000	2,236
G.O. Bonds, Series 2014, 5.00% 2039	6,275	6,856
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,795	3,152
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,250
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	5,100	5,598
G.O. Bonds, Series 2016, 5.00% 2028	4,840	5,675
G.O. Bonds, Series 2016, 5.00% 2033	7,200	8,381
G.O. Bonds, Series 2016, 5.00% 2034	1,925	2,237
G.O. Bonds, Series 2016, 5.00% 2037	7,500	8,652
G.O. Bonds, Series 2016, 5.00% 2038	14,000	16,114
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	7,700	8,897
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,000	2,259
G.O. Bonds, Series 2017-A, 5.00% 2023	3,000	3,353
G.O. Bonds, Series 2017-A, 5.00% 2036	11,500	13,567
G.O. Bonds, Series 2017-C, 5.00% 2029	18,250	21,729
G.O. Bonds, Series 2017-D, 5.00% 2022	20	22
G.O. Bonds, Series 2017-D, 5.00% 2023	10,270	11,428
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,150	4,263
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	37,530	39,745
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	8,000	9,105
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	35,355	41,872
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	13,470	16,134
G.O. Bonds, Series 2018-A, 5.00% 2020	6,000	6,054
G.O. Bonds, Series 2018-B, 5.00% 2025	5,000	5,778
G.O. Bonds, Series 2019-B, 4.00% 2038	2,000	2,211
G.O. Rev. Ref. Bonds, Series 2007, 5.25% 2021	2,415	2,499
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	1,360	1,424
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	5,000	5,091
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,540	4,893
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2020	5,220	5,282
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2020	2,105	2,105
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	8,250	9,876
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,573
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	2,000	2,279
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	1,320	1,540
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	3,500	4,166
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	3,000	3,630
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	6,000	7,365
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	2,565	3,079
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	37,880
Other securities		1,308,441
		3,162,246

Kansas 0.65%
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	44,740	53,196
Other securities		106,567
		159,763

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts 1.35%
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 2034	$51,335	$72,703
Other securities		256,772
		329,475

Michigan 4.21%
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2036	2,500	3,143
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2037	1,000	1,249
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2038	1,000	1,245
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2043	3,500	4,302
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.00% 2030 (preref. 2022)	5,000	5,467
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	750	924
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2028	2,000	2,525
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046	6,455	7,804
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2036	32,480	37,237
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	22,030	24,984
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2034	2,500	3,138
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2035	4,000	5,008
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2037	5,000	6,224
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	32,440	36,113
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-1, 5.00% 2048	6,560	8,155
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-2, 5.00% 2044 (put 2025)	5,000	5,921
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-MI-A, 4.00% 2049	7,500	8,572
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	3,390	3,643
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	15,010	17,372
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	8,315	9,091
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 4.00% 2035	3,595	4,026
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2031	4,300	5,284
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2032	1,500	1,834
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2034	1,540	1,879
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2019-A, 5.00% 2048	2,500	3,083
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, (1-month USD-LIBOR x 0.68 + 0.40%) 1.522% 2030 (put 2021)[1]	13,965	13,991
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (1-month USD-LIBOR x 0.68 + 0.75%) 1.872% 2038 (put 2020)[1]	6,000	6,008
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2044	8,450	9,648
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2047	3,300	3,747
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039	1,000	1,127
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,129
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,315
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,529
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,754
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,747
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,743

26	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	$1,000	$1,139
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-1, 4.50% 2029	2,150	2,400
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	6,050	6,512
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	9,085
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,738
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2028	1,415	1,681
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	1,355	1,592
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2033	2,565	3,009
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	3,000	3,514
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	3,000	3,508
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,425	1,633
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	33,565	36,529
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2044	44,000	55,095
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2048	40,000	49,796
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2008-A, 6.875% 2042	8,180	8,269
Other securities		578,615
		1,029,076

Mississippi 0.33%
Business Fin. Corp. Rev. Bonds (Mississippi Power Co. Project), Series 2010, 2.75% 2040 (put 2021)	2,750	2,800
Other securities		77,395
		80,195

Nevada 1.52%
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 2043	34,565	42,332
Other securities		328,722
		371,054

New Jersey 2.03%
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	37,470	41,887
Other securities		453,565
		495,452

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 7.54%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	$41,405	$47,542
Dormitory Auth., Mental Health Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2021	5,000	5,113
Dormitory Auth., Rev. Bonds (Fordham University), Series 2011-A, 5.50% 2036 (preref. 2021)	650	694
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	1,000	1,181
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2033	7,500	8,823
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	500	579
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 2053	3,250	3,749
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2030	1,000	1,255
Dormitory Auth., Rev. Bonds (New York University), Series 1998-A, National insured, 5.75% 2027	9,710	11,760
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2031	1,000	1,301
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2036	1,500	1,918
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2038	2,000	2,537
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	11,000	11,564
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2036	650	750
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2031[3]	500	578
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2038	1,070	1,250
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2043	1,200	1,382
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	2,625	2,995
Dormitory Auth., Rev. Ref. Bonds (Mount Sinai Hospital Obligated Group), Series 2010-A, 5.00% 2026 (preref. 2020)	1,250	1,271
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	1,100	1,130
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-E, BAM insured, 5.00% 2026	1,000	1,256
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2018-A, 5.00% 2022	5,000	5,545
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,403
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, Group A, 5.00% 2024	5,000	5,840
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	9,151
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	1,974
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	2,898
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2034	4,390	5,204
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	1,500	1,863
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2035	17,005	21,250
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2040	2,000	2,506
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2037	1,500	1,919
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	5,000	6,293
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2043	10,100	12,685
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	13,000	16,209

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	$4,000	$4,743
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2040	12,475	14,695
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	40,000	46,372
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	3,000	3,741
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2034	10,000	12,722
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.996% 2033 (put 2023)[1]	62,600	63,128
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 2036	5,000	6,175
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2020[1]	11,100	11,156
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,376
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036 (preref. 2021)	6,000	6,457
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,684
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)[1]	7,500	7,505
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	23,845	27,654
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[1]	13,000	13,001
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	7,154
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2032	1,500	1,865
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	4,000	4,897
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 2053	2,000	2,264
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-1, 5.00% 2025 (escrowed to maturity)	4,545	5,041
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[1]	2,000	2,006
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2B, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.30%) 1.528% 2032 (put 2021)[1]	15,000	14,976
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-D-1, (1-month USD-LIBOR x 0.67 + 0.65%) 1.843% 2035 (put 2021)[1]	4,790	4,795
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	3,405	3,648
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023 (preref. 2021)	1,595	1,716
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	8,890
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,758
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,435
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,076
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,479
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	1,495	1,802
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 2035	4,885	6,060
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2027	1,500	1,313
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	1,500	1,239

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	$5,000	$3,769
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2030	1,000	1,244
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2024	4,330	5,139
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	2,500	2,889
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2035	5,000	5,754
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2036	3,000	3,441
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	11,500	14,362
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	5,500	7,054
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	6,000	7,618
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2030	1,000	1,259
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2031	1,000	1,253
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2033	1,000	1,246
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 2045	20,000	24,460
New York City G.O. Bonds, Fiscal 2006, Series 2006-J-2, Assured Guaranty Municipal insured, 1.19% 2036[1]	2,625	2,625
New York City G.O. Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2037	3,000	3,341
New York City G.O. Bonds, Fiscal 2013, Series 2013-H, 5.00% 2023	2,475	2,827
New York City G.O. Bonds, Fiscal 2013, Series 2013-J, 5.00% 2023	500	571
New York City G.O. Bonds, Fiscal 2014, Series 2014-G, 5.00% 2023	2,500	2,856
New York City G.O. Bonds, Fiscal 2014, Series 2014-J, 5.00% 2030	2,000	2,348
New York City G.O. Bonds, Fiscal 2015, Series 2015-A, 5.00% 2024	5,500	6,499
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2028	1,000	1,191
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2030	10,000	11,856
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2032	3,500	4,133
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2033	1,000	1,179
New York City G.O. Bonds, Fiscal 2015, Series 2015-D, 5.00% 2030	2,560	3,035
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 2026	8,000	9,756
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2030	740	913
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2037	2,000	2,435
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2032	1,500	1,856
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2034	1,000	1,234
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2037	2,500	3,067
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2038	1,500	1,838
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2041	1,500	1,838
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2026	5,000	6,273
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2028	2,200	2,777
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2026	10,000	12,547
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2027	1,500	1,927
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2028	1,000	1,280
New York City G.O. Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2035	2,950	3,683
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2026	1,500	1,882
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2029	4,800	6,195
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2030	8,075	10,377
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2031	3,620	4,623
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2032	2,575	3,277
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2037	6,345	7,939
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2044	5,000	6,137
New York City G.O. Bonds, Fiscal 2018, Series 2018-F-1, 5.00% 2037	2,000	2,507
New York City G.O. Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 2037	5,000	6,346
New York City G.O. Bonds, Fiscal 2019, Series 2019-E, 5.00% 2033	1,000	1,294
New York City G.O. Bonds, Fiscal 2019, Series 2019-E, 5.00% 2034	2,250	2,900

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2041	$13,900	$17,676
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2043	10,000	12,645
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2039	1,000	1,177
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	2,500	2,936
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2036	10,000	12,974
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2038	7,500	9,654
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2039	6,810	8,735
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2042	6,000	7,633
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2043	5,000	6,341
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012, Series 2012-S-1A, 5.00% 2032	6,400	6,777
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013, Series 2013-S-1, 5.00% 2033	1,825	1,998
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-1, 5.00% 2035	3,295	4,105
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-2, 5.00% 2034	4,000	5,076
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2033	4,320	5,509
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2037	10,000	12,567
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2038	4,000	5,007
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2034	4,000	5,076
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2035	3,000	3,737
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2037	19,250	24,191
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 4.00% 2037	5,135	5,963
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2035	5,000	6,325
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2020	100	100
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2028	1,500	1,680
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2036	1,000	1,114
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2020-A-2, 5.00% 2040	55,000	69,925
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2027	5,000	6,026
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2035	1,000	1,222
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2031	3,750	4,708
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	2,500	3,029
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2034	5,000	6,240
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2035	5,000	6,227
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	1,750	2,151
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-2, 5.00% 2035	10,000	12,526
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2033	10,000	12,579
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2045	2,500	3,053
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	4,300	4,909

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2035	$6,000	$7,640
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2037	3,000	3,789
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2038	9,660	12,146
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-C-1, 5.00% 2034	5,000	6,488
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2043	10,000	11,666
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-A-1, 5.00% 2037	2,500	2,905
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-1, 5.00% 2031	5,000	5,946
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2034	8,000	9,608
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2036	4,000	4,792
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2037	2,000	2,394
Other securities		711,476
		1,843,482

North Carolina 0.82%
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.593% 2041 (put 2022)[1]	52,050	52,147
Other securities		149,162
		201,309

Pennsylvania 5.04%
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2049	37,915	47,431
University of Pittsburgh - Of the Commonwealth System of Higher Education, PANTHERS, Series 2018, (SIFMA Municipal Swap Index + 0.24%) 1.18% 2021[1]	42,235	42,307
Other securities		1,142,036
		1,231,774

South Carolina 1.37%
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	32,000	37,893
Other securities		296,165
		334,058

Texas 11.36%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,553
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	46,595	46,763
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2043	43,195	52,882
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 4.00% 2044	43,550	50,703
Other securities		2,590,249
		2,777,150

Utah 0.38%
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2035	38,270	53,405
Other securities		40,500
		93,905

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Virginia 2.05%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[3]	$41,100	$45,406
Other securities		455,136
		500,542

Washington 2.61%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2043	35,000	42,926
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2035 (put 2021)[1]	49,750	49,825
Other securities		545,943
		638,694

Other states & U.S. territories 22.30%
Other securities		5,450,084

Total bonds, notes & other debt instruments (cost: $21,831,950,000)		23,256,208

Short-term securities 5.35%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 1.19% 2025[1]	41,540	41,540
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.19% 2029[1]	5,845	5,845
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.18% 2044[1]	22,200	22,200
State of Illinois, Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 11/1/2020	315	319
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 2040[1]	42,100	42,100
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 2051[1]	11,100	11,100
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 2035[1]	89,300	89,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2006, 1.18% 2040[1]	3,800	3,800
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2007, 1.18% 2042[1]	1,000	1,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.18% 2043[1]	18,000	18,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 2043[1]	27,650	27,650
State of Massachusetts, Health and Educational Facs. Auth., IAM Commercial Paper (Harvard University Issue), Series 2020-EE, 1.00% 5/18/2020	50,000	50,000
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Partners Healthcare System Issue), Series 2007-C, Assured Guaranty Municipal insured, 1.10% 2042[1]	7,530	7,530
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 1.16% 2034 (put 2020)[4]	5,250	5,251
State of Michigan, Fin. Auth., State Aid Rev. Bonds, Series 2019-A, 2.00% 8/20/2020	6,500	6,535
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[1]	79,500	79,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[1]	30,030	30,030
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 2030[1]	34,000	34,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 1.20% 2030[1]	3,300	3,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-E, 0.89% 2030[1]	2,200	2,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 1.20% 2035[1]	1,300	1,300

American Funds Tax-Exempt Funds	33

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[1]	$47,710	$47,710
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 1.20% 2035[1]	1,300	1,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.19% 2035[1]	17,850	17,850
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.19% 2035[1]	19,290	19,290
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 1.20% 2035[1]	5,790	5,790
State of New York, Dormitory Auth., IAM Commercial Paper, Series 2020, 1.00% 6/3/2020	6,700	6,700
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-1, 5.00% 5/15/2020	3,500	3,538
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-2, 5.00% 2021	5,000	5,250
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-B-1, 5.00% 2022	2,000	2,177
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-2, 4.00% 7/1/2020	3,615	3,658
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-E, 4.00% 9/1/2020	3,000	3,050
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-1, 5.00% 2023	515	572
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	8,000	8,453
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.17% 2050[1]	40,440	40,440
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2005-E-2, 1.18% 2034[1]	12,535	12,535
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 2027[1]	2,575	2,575
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-J-5, 1.18% 2028[1]	7,500	7,500
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-3, 1.18% 2036[1]	6,300	6,300
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 2042[1]	3,500	3,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2000, Series 2000-C, 0.90% 2033[1]	15,400	15,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2012, Series 2012-B, 1.18% 2045[1]	24,240	24,240
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 2038[1]	14,500	14,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2013, Series 2013-AA-2, 0.95% 2046[1]	9,000	9,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.18% 2050[1]	3,535	3,535
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 1.18% 2041[1]	2,630	2,630
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[1]	35,000	35,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	59,950	60,967
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.00% 5/19/2020	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.14% 3/3/2020	25,000	25,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.20% 2/6/2020	10,000	10,000
Other securities		417,695

Total short-term securities (cost: $1,306,743,000)		1,308,655
Total investment securities 100.51% (cost: $23,138,693,000)		24,564,863
Other assets less liabilities (0.51)%		(124,957)

Net assets 100.00%		$24,439,906

34	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security that was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security that was valued under fair value procedures was $4,911,000, which represented .02% of the net assets of the fund.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [5]	1/31/2020 [6]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	6,872	April 2020	$1,374,400	$1,486,822	$4,694
5 Year U.S. Treasury Note Futures	Long	4,742	April 2020	474,200	570,559	4,071
10 Year Ultra U.S. Treasury Note Futures	Long	394	March 2020	39,400	57,388	1,421
10 Year U.S. Treasury Note Futures	Short	6,965	March 2020	(696,500)	(916,986)	(14,233)
30 Year Ultra U.S. Treasury Bond Futures	Short	572	March 2020	(57,200)	(110,789)	(3,798)
						$(7,845)

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $372,043,000, which represented 1.52% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	35

American High-Income Municipal Bond Fund	unaudited

Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 93.61%	Principal amount (000)	Value (000)
Arizona 2.75%
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2039[1]	$3,500	$3,684
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2049[1]	7,250	7,577
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2054[1]	6,000	6,258
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 2038[1]	1,200	1,383
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 2048[1]	2,500	2,868
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 2053[1]	3,750	4,306
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 2054[1]	1,000	1,116
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 2047[1]	2,230	2,480
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 2051[1]	570	637
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 2037[1]	1,500	1,671
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 2047[1]	2,450	2,716
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 2050[1]	6,160	6,866
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2037[1]	675	755
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2047[1]	1,035	1,142
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2051[1]	3,450	3,794
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 2027[1]	2,600	2,800
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2047[1]	2,125	2,344
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2051[1]	1,550	1,705
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 2029[1]	735	774
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2039[1]	1,325	1,482
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2049[1]	2,250	2,488
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.00% 2037[1]	1,350	1,398

36	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2047[1]	$4,830	$5,009
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2052[1]	2,500	2,587
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2038[1]	1,960	2,254
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2048[1]	3,230	3,666
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 2029[1]	565	603
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2039[1]	440	495
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2049[1]	700	778
Industrial Dev. Auth., Municipal Certificates, Series 2019-2, Class X, 1.001% 2033[2]	164,800	11,552
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2049	1,500	1,807
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2058	3,500	4,164
Other securities		145,791
		238,950

California 4.79%
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2008-F, 1.75% 2026 (put 2022)[3]	29,370	29,884
Other securities		386,991
		416,875

Colorado 6.04%
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,600
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030 (preref. 2025)	3,000	3,635
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,817
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,859
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	1,000	1,212
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2028 (preref. 2027)	1,500	1,919
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	1,360	1,740
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,300	2,943
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2042	2,100	2,687
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2047 (preref. 2027)	3,520	4,503
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	10,425	11,411
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	2,690	3,106
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 2044	2,500	3,062
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 4.00% 2049	5,000	5,561
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 2049 (put 2026)	5,000	5,988
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	2,480	2,918
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[3]	2,500	1,651
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[3]	5,500	3,628
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2026	260	288

American Funds Tax-Exempt Funds	37

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2027	$590	$661
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2028	245	277
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2029	600	682
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2038	550	595
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 2038	1,500	1,730
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 2027	455	538
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2031	2,395	2,824
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2032	850	998
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	2,300	2,664
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2047	12,230	13,889
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 3.125% 2027	1,250	1,253
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 2027	1,055	1,146
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2026	750	844
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	2,000	2,231
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2037	7,250	8,004
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	4,750	5,158
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,154
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,743
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,864
Other securities		402,453
		525,236

Florida 5.31%
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 2044	29,215	33,071
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	20,857
Other securities		408,323
		462,251

Georgia 2.22%
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	6,740	7,510
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	19,100	21,862
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2049	22,835	26,827
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2059	13,200	15,357
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2063	6,425	7,517
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2048	5,000	5,902
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2059	8,300	9,697

38	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 2049	$4,200	$4,617
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2034	2,300	2,855
Other securities		91,042
		193,186

Illinois 14.84%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2016-A, 4.00% 2028	4,685	5,203
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 2034	1,535	1,828
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,731
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	8,890	10,000
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	7,910	9,750
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	26,470	34,362
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	3,021
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,227
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	2,000	2,336
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,780	4,707
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 2025	2,000	1,758
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	2,425	2,821
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[1]	3,500	4,645
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	28,185	36,805
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,113
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,283
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,676
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	3,000	3,588
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,585
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,283
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	5,000	5,781
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	12,000	14,132
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	7,800	8,994
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,750	2,179
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,455
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,250	2,816
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	3,000	3,735
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2034	490	326
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	3,000	2,220
City of Chicago, G.O. Bonds (Library), Series 2008-D, 5.00% 2039	265	265

American Funds Tax-Exempt Funds	39

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.50% 2034	$500	$581
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	1,000	1,122
City of Chicago, G.O. Bonds, Series 2011-A, 5.25% 2035	500	516
City of Chicago, G.O. Bonds, Series 2012-A, 5.00% 2033	585	622
City of Chicago, G.O. Bonds, Series 2012-C, 5.00% 2023	360	383
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,895	4,392
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	3,230	3,735
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2034	200	232
City of Chicago, G.O. Bonds, Series 2017-A, 5.75% 2033	465	569
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2035	7,200	9,027
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2049	10,000	12,159
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	2,105	1,492
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2032	725	496
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2030	8,000	5,904
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,000	1,066
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2037	260	301
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	100	107
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	1,600	1,770
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	4,885	5,494
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	6,500	8,009
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2030	7,300	8,957
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	11,170	13,809
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-A, 5.375% 2029	1,000	1,164
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	3,020	3,387
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	3,105	3,634
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2035	1,670	1,910
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	3,500	3,976
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	10,200	12,163
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	4,800	5,905
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	12,150	15,138
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2031	1,460	1,811
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	1,300	1,608
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 2032 (preref. 2025)	145	173
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2029	3,610	2,841
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	6,305	4,632
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	1,380	1,227
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	3,670	2,696
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	8,635	9,350
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	15,225	18,779
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2024	2,070	1,886
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,470	13,156
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	21,750	25,285
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	6,000	6,341
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	1,000	1,137
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 2037	3,000	3,514

40	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	$560	$500
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	5,000	4,342
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,105
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,575	2,914
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,322
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,108
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	250	275
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2033	6,200	7,069
City of Chicago, Water Rev. Ref. Bonds, Series 2001, 5.75% 2030	3,000	3,798
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	4,370	4,708
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,605	1,845
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	500	561
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	2,030	2,317
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2047	3,180	3,560
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	4,010	4,100
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2022	40	44
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042	1,000	1,138
Fin. Auth., Rev. Bonds (Christian Homes, Inc.), Series 2010, 6.125% 2027	645	652
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	7,530	9,195
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,185
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,285	1,536
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,750	4,446
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	2,975	3,156
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043 (preref. 2023)	430	487
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	6,775	6,841
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2012-C, 5.00% 2020	230	235
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	255	292
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2045	3,500	3,868
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2035	900	999
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2040	1,100	1,208
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2049	1,270	1,378
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	17,165	19,741
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,126
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	1,500	1,619
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	1,000	1,105
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,135	1,355
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,221
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,206
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,706
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,090	3,716
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,793
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	2,270	2,703
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)[2]	800	801
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2034	250	275
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	1,675	1,855
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	80	95
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,362
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	9,000	11,201
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	1,000	1,236
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2032	4,500	5,523
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,265	1,539
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	3,605	4,350
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,383

American Funds Tax-Exempt Funds	41

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	$2,300	$2,596
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2046	900	1,038
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2049	1,250	1,438
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,288
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,724
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032	2,000	2,336
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033	2,000	2,331
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035	2,000	2,324
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037	1,800	2,079
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	6,880	7,956
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,226
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2026	1,065	1,207
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2030	1,900	2,147
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2033	3,000	3,362
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	11,080	12,262
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2032	1,250	1,507
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2031	1,875	2,058
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2036	1,000	1,086
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2034	1,100	1,336
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2036	1,000	1,208
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2038	1,000	1,201
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2040	1,500	1,792
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	940	955
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	5,135	5,207
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,366
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,296
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 2047	2,000	2,254
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	1,250	1,265
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	9,276
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	3,950	4,536
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	6,400	7,227
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	250	302
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	1,995	2,037
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	1,005	1,027
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	2,365	2,699
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	797
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	843
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	758
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	3,965	4,056
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,800	2,840
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	12,500	12,505
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.125% 2020	2,275	2,311
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.75% 2021	2,000	2,087

42	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	$1,000	$1,049
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	19,125	20,190
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	4,265	4,560
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	50	50
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,056
G.O. Bonds, Series 2013, 5.00% 2021	875	917
G.O. Bonds, Series 2013, 5.00% 2023	720	796
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,237
G.O. Bonds, Series 2013, 5.50% 2033	3,715	4,102
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,103
G.O. Bonds, Series 2014, 5.00% 2022	885	943
G.O. Bonds, Series 2014, 5.00% 2024	3,000	3,354
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,265
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,337
G.O. Bonds, Series 2014, 5.00% 2039	13,550	14,804
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	4,100	4,500
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,149
G.O. Bonds, Series 2016, 5.00% 2027	3,065	3,635
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,759
G.O. Bonds, Series 2016, 5.00% 2033	4,000	4,656
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,151
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	3,000	3,467
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,125	2,400
G.O. Bonds, Series 2017-A, 5.00% 2035	3,145	3,719
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,539
G.O. Bonds, Series 2017-C, 5.00% 2029	9,820	11,692
G.O. Bonds, Series 2017-D, 5.00% 2027	23,990	28,853
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	3,335	3,532
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	11,980	14,188
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	18,000	21,560
G.O. Bonds, Series 2018-A, 5.00% 2020	2,650	2,674
G.O. Bonds, Series 2019-B, 5.00% 2027	5,000	6,042
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	424
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,250	4,580
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,527
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,573
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	847
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	2,500	2,781
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	3,750	4,376
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,500	6,546
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	2,000	2,420
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	4,000	4,910
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,000	2,434
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	3,000	3,601
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 2028	3,185	2,655
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	2,435	1,882
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	130	110
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2032	8,860	6,301
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	10,230	7,037
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	10,000	6,734
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2039	3,800	2,093
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2050	3,830	1,348

American Funds Tax-Exempt Funds	43

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2051	$13,350	$4,512
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,606
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	530	573
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,535	2,297
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2027	3,500	3,018
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	411
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	25,395	12,623
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	3,300	1,534
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	32,160	9,131
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	6,000	1,970
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	27,760	8,442
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	37,865	12,429
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,850	5,936
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	536
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	1,470	1,555
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,456
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	13,000	14,322
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2050	5,000	6,013
Other securities		268,857
		1,290,567

Indiana 1.33%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,708
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2043	2,000	2,202
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031 (preref. 2021)	4,000	4,174
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	2,500	2,817
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	17,560	18,429
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	10,100	10,592
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2035	3,000	3,324
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,225	7,966
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2048	3,250	3,576

44	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	$3,410	$3,803
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	6,750	7,776
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2033	2,410	2,809
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2038	2,395	2,766
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2043	4,000	4,579
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,131
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 5.75% 2028	255	284
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 2033	215	244
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,710	4,218
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,730	4,306
Other securities		25,049
		115,753

Mississippi 0.24%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2036 (put 2022)[1]	5,645	6,045
Other securities		14,455
		20,500

New Jersey 4.22%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,085	7,558
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	800
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,760
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,473
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 2050	1,100	1,260
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2027	1,000	1,169
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2037	1,250	1,422
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	3,500	3,910
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,773
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042 (preref. 2020)	2,500	2,541
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2029	1,200	1,425
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2034	2,025	2,364
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2039	1,685	1,948
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2049	3,810	4,353
Econ. Dev. Auth., Rev. Ref. Bonds (Motor Vehicle Surcharges), Series 2017-A, BAM insured, 5.00% 2027	3,250	4,000
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	2,750	3,298
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	2,050	2,272
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,114
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,135
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,331
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,889
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031	2,000	2,424
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2034	1,500	1,776
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2035	1,275	1,506
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-FFF, 5.00% 2026	3,235	3,884

American Funds Tax-Exempt Funds	45

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2019-LLL, 4.00% 2044	$3,500	$3,853
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2013-NN, 5.00% 2024	2,000	2,219
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.54% 2028[2]	13,970	14,313
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	125	131
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	12,362
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 2029[1]	670	717
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2039[1]	825	902
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2049[1]	930	1,011
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2054[1]	725	782
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,763
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,950	18,543
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	4,125	4,761
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,921
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,959
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2037	1,850	2,072
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2038	6,600	7,368
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2039	4,550	5,065
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 5.00% 2033	5,000	6,195
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	1,000	1,122
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	4,000	4,751
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2031	4,500	5,303
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2035	2,345	2,849
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2044	4,000	4,745
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2050	2,500	2,944
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2026	630	552
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2035	3,375	2,186
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2036	9,730	6,055
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	17,245	11,994
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2031	12,480	9,396
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2035	4,000	2,551
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	10,855	5,931
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 2038	3,985	2,420
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-C, BAM insured, 0% 2032	1,610	1,191
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2027	8,245	7,125
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 2027	965	815
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, National insured, 5.50% 2021	5,975	6,446

46	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount	Value
	(000)	(000)
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	$2,000	$2,458
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2032	2,240	2,737
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 4.00% 2039	3,000	3,342
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2039	2,390	2,910
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-AA, 5.00% 2046	2,000	2,364
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-BB, 4.00% 2037	5,000	5,560
Other securities		103,312
		367,381

New York 3.26%
City of Glen Cove, Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 2055 (5.62% on 1/1/2024)[4]	16,320	16,228
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,000	10,169
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	12,220	12,831
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	5,500	5,757
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	560	616
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2032	2,000	2,192
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2033	4,500	4,925
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,711
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,300	3,747
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	19,368
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2026	1,110	1,329
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2029	7,000	8,682
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2031	10,000	12,307
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	5,000	5,601
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	3,500	4,319
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2032	9,000	11,048
Other securities		161,148
		283,978

Ohio 4.63%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2030	9,035	9,080
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	24,665	24,771
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	64,040	65,167
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-3, 6.25% 2037[4]	7,875	8,206
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2048[1]	14,670	16,324
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	16,250	19,229

American Funds Tax-Exempt Funds	47

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2053	$20,455	$23,037
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	14,450	15,629
Other securities		220,854
		402,297

Oklahoma 0.54%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,538
Other securities		29,125
		46,663

Pennsylvania 5.47%
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 2044	4,500	4,829
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-B, 5.00% 2038 (put 2020)	1,000	1,015
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	12,775	12,961
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,924
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,300	19,098
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	11,690	13,580
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,000	1,151
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.25% 2026[1]	2,500	2,609
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.75% 2036[1]	6,790	7,339
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-1, AMT, 1.95% 2049 (put 2020)	2,750	2,751
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 2041 (put 2024)	3,000	3,101
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 2039[1]	5,750	5,803
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 1.50% 2034 (put 2020)	1,000	1,000
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	14,600	16,477
Other securities		378,473
		476,111

Puerto Rico 5.43%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.00% 2033	18,200	19,451
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.25% 2042	26,650	28,615
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	15,180	15,834
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 2053	2,029	2,250
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2024	301	274
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2027	511	431
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2029	498	396
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2031	641	474
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2033	723	498
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	57,674	16,923

48	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	$11,964	$2,544
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	74,779	84,268
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 2040	26,481	28,816
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.536% 2053	22	24
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 2058	23,536	26,112
Other securities		245,428
		472,338

Rhode Island 0.86%
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 2052	119,630	17,269
Other securities		57,924
		75,193

South Carolina 1.86%
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2041[1,4]	12,495	15,540
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	3,450	3,671
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	6,420	6,872
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	2,055	2,282
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	1,000	1,119
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,430	2,768
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	100	113
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	3,525	4,010
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	10,280	11,958
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2032	965	1,159
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	250	302
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	3,350	3,989
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	2,215	2,478
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,000	3,395
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 5.00% 2039	100	114
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	6,275	7,501
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-B, 2.75% 2051 (3.00% on 12/1/2022)[4]	13,945	13,910
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2031	2,010	2,451
Other securities		77,809
		161,441

Texas 5.40%
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	22,705	24,892
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 2028	15,000	18,416
Other securities		426,416
		469,724

Utah 0.41%
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 2037[1]	26,595	27,940
Other securities		7,996
		35,936

Virginia 2.20%
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2055	18,305	21,095
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[1]	27,900	30,823
Other securities		139,829
		191,747

American Funds Tax-Exempt Funds	49

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 2.43%
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2022	$45	$47
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	480
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 2029[1]	645	691
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2039[1]	1,380	1,532
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2049[1]	3,360	3,683
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2054[1]	1,605	1,748
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 2047[1]	5,125	5,750
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 2052[1]	2,000	2,230
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 2039[1]	710	780
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 2050[1]	1,950	2,118
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2039[1]	820	890
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2049[1]	520	559
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2054[1]	1,365	1,459
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2024[1]	1,605	1,781
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2025[1]	1,000	1,155
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.25% 2030	3,000	3,323
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 2035	9,200	9,661
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.25% 2027[1]	2,000	2,316
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.75% 2031[1]	2,750	3,371
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 2050[1]	4,000	4,832
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2044	1,750	2,026
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2049	1,500	1,732
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 2029[1]	600	637
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2039[1]	775	856
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2049[1]	1,300	1,425
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2054[1]	1,360	1,481
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 2029[1]	1,250	1,364
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2039[1]	2,230	2,498
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2049[1]	6,000	6,664
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2054[1]	1,920	2,121
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-B, 5.00% 2027	2,345	2,824
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	531
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,298
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	3,000	3,425
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	6,250	7,077
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 2029[1]	545	575
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2039[1]	500	531

50	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2049[1]	$1,100	$1,160
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2030[1]	300	342
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2032[1]	1,280	1,448
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2037[1]	650	736
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2042[1]	250	281
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2047[1]	900	1,007
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2052[1]	2,300	2,567
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034[1]	1,000	1,100
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044[1]	1,800	1,973
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2046	1,000	1,064
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2052	2,000	2,112
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,514
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2054	1,700	2,007
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 2035	1,000	1,116
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	2,000	2,217
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,410
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	9,130	10,768
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2034	4,135	4,959
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2039	2,045	2,420
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2044	1,350	1,579
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2049	3,625	4,216
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2034	1,295	1,554
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2039	1,595	1,887
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2049	1,340	1,559
Other securities		70,249
		211,716

American Funds Tax-Exempt Funds	51

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Other states & U.S. territories 19.38%
Other securities		$1,684,238

Total bonds, notes & other debt instruments (cost: $7,586,110,000)		8,142,081

Short-term securities 6.49%
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 2040[2]	$23,700	23,700
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 2051[2]	4,000	4,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 2035[2]	41,500	41,500
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds, (Air Products and Chemicals, Inc. Project), Series 2007, 1.20% 2042[2]	33,500	33,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[2]	20,500	20,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[2]	25,900	25,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 2030[2]	10,700	10,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[2]	18,000	18,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.19% 2035[2]	6,900	6,900
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 2027[2]	10,700	10,700
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.18% 2035[2]	12,805	12,805
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 2042[2]	15,595	15,595
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 2038[2]	3,940	3,940
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.18% 2048[2]	14,845	14,845
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[2]	8,080	8,080
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 1.18% 2045[2]	4,500	4,500
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.18% 2022[2]	7,195	7,195
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.18% 2031[2]	15,670	15,670
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Republic Services, Inc. Project), Series 2014, AMT, 1.35% 2044 (put 2020)[5]	9,300	9,304
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Waste Management, Inc. Project), Series 2013, AMT, 1.45% 2045 (put 2020)[5]	20,000	20,000
State of South Carolina, Public Service Auth., IAM Commercial Paper (Santee Cooper), Series 2020-D, 1.21% 3/5/2020	10,103	10,103
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2019-A, 0.98% 2036[2]	10,000	10,000
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.19% 2024[2]	17,400	17,400
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds, (Air Products Project), Series 2005, 1.20% 2040[2]	2,700	2,700
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	17,420	17,716
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.45% 2023 (put 2020)[5]	5,000	5,000
Other securities		193,782

Total short-term securities (cost: $563,958,000)		564,035
Total investment securities 100.10% (cost: $8,150,068,000)		8,706,116
Other assets less liabilities (0.10)%		(8,626)

Net assets 100.00%		$8,697,490

52	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $7,205,000, which represented .08% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $1,832,000, an aggregate cost of $1,832,000, and which represented .02% of the net assets of the fund) were acquired from 9/26/2019 to 1/8/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [6]	1/31/2020 [7]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	1,917	April 2020	$383,400	$414,761	$1,346
5 Year U.S. Treasury Note Futures	Long	1,578	April 2020	157,800	189,865	1,240
10 Year U.S. Treasury Note Futures	Short	1,628	March 2020	(162,800)	(214,336)	(3,100)
30 Year Ultra U.S. Treasury Bond Futures	Short	165	March 2020	(16,500)	(31,959)	(1,067)
						$(1,581)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,150,491,000, which represented 13.23% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Step bond; coupon rate may change at a later date.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	53

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 91.47%	Principal amount (000)	Value (000)
California 89.53%
State issuers 33.72%
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2032	$950	$1,203
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2033	1,515	1,914
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2034	760	959
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2035	1,300	1,634
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2036	1,000	1,253
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2037	1,265	1,581
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2038	1,140	1,421
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2044	4,000	4,912
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 2047	10,575	11,652
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021 (preref. 2020)	1,625	1,636
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040 (preref. 2020)	1,400	1,412
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2019-V-1, 5.00% 2049	2,545	4,097
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2018-A, 5.00% 2053	3,985	4,888
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,145
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	11,795	12,351
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 2032	2,500	2,982
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 2033	2,000	1,479
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029 (preref. 2023)	3,265	3,766
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2030	1,000	1,218
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2032	2,500	3,030
G.O. Bonds, Series 2011, 5.25% 2028	2,000	2,136
G.O. Bonds, Series 2013-B, (SIFMA Municipal Swap Index + 0.38%) 1.32% 2027 (put 2022)[1]	2,000	2,006
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 1.37% 2029 (put 2023)[1]	1,500	1,507
G.O. Bonds, Series 2015, 5.25% 2032	5,000	6,137
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	10,000	14,249
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,460	3,115
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	12,600	11,644

54	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2032	$3,250	$3,873
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033	1,950	2,320
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2045	3,580	4,175
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	2,550	2,791
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.00% 2047	2,450	2,568
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-2, 5.00% 2047	4,250	4,455
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2036	500	617
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,142
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2042	2,500	2,999
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home Communities), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	3,600
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2044	12,940	14,889
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	1,500	2,358
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2043	1,000	1,137
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016-B, 5.00% 2055	2,000	2,358
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2042	1,475	1,816
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2056	2,000	2,412
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2022	100	110
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2031	400	479
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2039	400	470
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2034	500	574
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2036	650	743
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	2,000	2,281
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,332
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,136
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2035	1,500	1,896
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2036	2,000	2,516
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2037	1,000	1,249
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,000	1,110
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,081
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2030	500	614
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2031	1,300	1,593
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2030	3,000	3,575
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	10,064
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,104
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	9,000	11,399
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031 (preref. 2020)	4,475	4,634
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	1,700	1,743
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,426

American Funds Tax-Exempt Funds	55

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	$2,000	$2,422
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,165	4,745
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,236
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2046	8,740	10,477
Housing Fin. Agcy., Municipal Certificates, Series 2019-A-1, 4.25% 2035	17,858	21,768
Housing Fin. Agcy., Municipal Certificates, Series 2019-A-2, 4.00% 2033	6,000	7,096
Housing Fin. Agcy., Municipal Certificates, Series 2019-X-1, 0.30% 2035[1]	14,300	356
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2036	6,915	8,060
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2041	7,200	8,265
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2039	300	378
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2044	350	435
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2049	540	667
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,003
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,505
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2030	1,080	1,338
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2031	1,230	1,519
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2032	1,140	1,405
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2033	1,105	1,359
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.14% 2037 (put 2022)[1]	8,500	8,633
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 2055 (put 2026)	8,000	8,219
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.535% 2047 (put 2021)[1]	4,925	4,933
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (3-month USD-LIBOR x 0.70 + 0.33%) 1.576% 2047 (put 2022)[1]	3,000	3,007
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	1,000	1,138
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	2,000	2,572
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	500	583
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	2,745	3,148
Municipal Fin. Auth., Insured Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 5.00% 2031	500	622
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	4,500	5,237
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,105
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 2040[2]	2,335	2,719
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	2,800	3,260
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 4.00% 2021[2]	600	617
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2036[2]	3,500	4,075
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[2]	750	860
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2027	300	376
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2028	150	192
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2029	225	287
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2030	225	284
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2031	200	252
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2032	225	282
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2033	225	281
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,956
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	490	539

56	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (Channing House Project), Series 2017-A, 5.00% 2033	$1,000	$1,238
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2022	1,300	1,405
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2027	690	864
Municipal Fin. Auth., Rev. Bonds (Emerson College), Series 2017-B, 5.00% 2035	1,500	1,852
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 5.00% 2039[2]	915	995
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 5.00% 2057[2]	1,890	2,007
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	3,900	4,292
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2025	1,585	1,883
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2031	2,695	3,339
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2034	1,320	1,624
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2035	1,000	1,227
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2043	3,340	4,015
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	9,115	10,896
Municipal Fin. Auth., Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 2020	260	266
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 2048	1,550	1,768
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2029	390	506
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2030	250	328
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2031	1,250	1,666
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2032	925	1,251
Municipal Fin. Auth., Rev. Bonds (Social Bonds - HealthRIGHT 360), Series 2019-A, 5.00% 2039[2]	1,250	1,471
Municipal Fin. Auth., Rev. Bonds (Social Bonds - HealthRIGHT 360), Series 2019-A, 5.00% 2049[2]	575	662
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025 (preref. 2020)	2,100	2,134
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030 (preref. 2020)	1,000	1,018
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2029	1,000	1,248
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2030	1,500	1,858
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2031	650	799
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2032	1,000	1,227
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2033	1,000	1,224
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2035	1,000	1,219
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2036	1,150	1,399
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2043	4,380	5,228
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 2049	1,600	2,021
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)[2]	4,150	4,493
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2023	600	659
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2024	600	675
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2041	2,500	2,770
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2030	750	922
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2033	500	610
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2034	440	535
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2039	615	739
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2033	650	782
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2034	2,675	3,214
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2035	2,000	2,398
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2036	1,000	1,196
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2037	1,250	1,491

American Funds Tax-Exempt Funds	57

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2042	$1,250	$1,474
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2047	1,000	1,170
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2033	1,450	1,745
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2034	600	721
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2035	625	749
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2036	600	718
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2037	600	716
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2042	1,000	1,179
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2047	4,010	4,692
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2032	1,500	1,791
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	1,000	1,173
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2031	1,000	1,155
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2033	1,250	1,434
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2034	750	856
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,185	1,348
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2036	2,000	2,273
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2037	2,850	3,226
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2039	2,750	3,095
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 2044	4,500	5,329
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2032	3,000	3,546
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2037	4,000	4,670
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2045	4,000	4,607
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,873
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,640
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,112
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2039	1,000	1,165
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2048	1,000	1,148
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	4,900	4,930
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2040	4,610	5,619
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2043	6,525	7,895
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2043	2,000	2,420
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2052	7,500	8,978
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2049	2,510	3,066
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2052	3,500	4,259

58	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 2046	$11,475	$13,148
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	3,400	3,954
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 2027[2]	750	822
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2032[2]	2,500	2,933
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2037[2]	1,485	1,719
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2044[2]	805	920
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.75% 2036[2]	1,365	1,484
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy - Obligated Group), Series 2018-A, 5.00% 2035[2]	500	573
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2029[2]	3,345	3,909
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2041[2]	3,000	3,390
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2048[2]	2,795	3,139
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2055[2]	1,000	1,090
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2036[2]	1,000	1,079
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2046[2]	750	803
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 2034[2]	750	821
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2030[2]	315	352
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2047[2]	250	273
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	4,300	5,057
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2030[2]	1,950	2,251
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2037[2]	2,105	2,402
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2043[2]	1,750	2,024
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2049[2]	1,900	2,188
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2054[2]	5,000	5,730
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2037[2]	675	810
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2054[2]	2,150	2,592
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2037[2]	1,455	1,720
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2049[2]	5,400	6,274
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2024	300	345
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2025	275	325
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2026	395	475
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2034	750	991
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2037	735	960
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2031	1,300	1,740

American Funds Tax-Exempt Funds	59

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2032	$500	$666
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2033	1,000	1,326
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2030	2,585	3,218
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2038	1,000	1,209
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2043	2,000	2,389
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2048	1,500	1,779
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	7,000	7,052
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Miramar Tower Apartments), Series 2019-M, 1.30% 2022 (put 2021)	1,500	1,504
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Robert Farrell Manor and Western Gardens Apartments), Series 2019-T-1, 1.25% 2021 (put 2021)	2,310	2,317
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	1,250	1,252
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 4.50% 2029	2,905	2,967
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2031	2,000	2,418
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2032	2,115	2,548
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2035	3,000	3,595
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 2042	1,240	1,376
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2032	1,000	1,260
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2033	1,150	1,445
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2035	1,465	1,833
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2020	15	15
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	335	357
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2022	270	298
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2026	75	90
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	1,700	1,932
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049	5,250	6,013
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,307
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2029	405	503
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2047	1,815	2,147
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 5.00% 2036	3,500	4,281
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,647
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 2048	500	547
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 2038 (put 2029)	5,000	6,732

60	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	$4,000	$5,386
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,052
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2034[2]	100	121
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2039[2]	105	126
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2051[2]	1,590	1,871
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,533
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	1,057
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	2,925	3,315
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056[2]	1,400	1,595
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 2058[2]	1,000	1,189
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2029	625	760
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2031	1,135	1,371
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2032	1,500	1,807
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,750	1,964
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047	2,000	2,239
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,500	1,528
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,072
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2032[2]	2,025	2,426
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2041[2]	11,920	13,987
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,049
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2031	1,000	1,216
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2034	500	603
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2035	5,050	6,084
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	760
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,262
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2031	1,750	2,029
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 2026[2]	3,385	3,793
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2036[2]	3,500	4,015
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2046[2]	2,250	2,543
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2027	640	827
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	1,500	1,616
Statewide Communities Dev. Auth., Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,000	1,114

American Funds Tax-Exempt Funds	61

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	$10,075	$11,380
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2029	1,000	1,203
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2030	1,500	1,794
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2035	1,250	1,479
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,331
Regents of the University of California, General Rev. Bonds, Series 2018-AZ, 5.00% 2048	10,230	12,753
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	750	923
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	3,750	4,609
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2018-O, 5.00% 2048	1,900	2,362
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,131
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	17,440	19,108
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	15,955	17,679
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	3,045	3,088
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	6,580	6,913
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 4.00% 2035	20,840	24,378
Other securities		97,305
		965,425

City, county & other issuers 55.81%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2045 (put 2023)[1]	1,400	1,423
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.04% 2045 (put 2024)[1]	7,900	8,105
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.64% 2034 (put 2021)[1]	2,825	2,837
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.886% 2045 (put 2021)[1]	2,100	2,106
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	3,510	4,234
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-8, 5.00% 2056	20,000	25,356
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-H, 5.00% 2044	1,000	1,271
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	1,475	1,735
Brentwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2048	9,940	11,263
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.496% 2034 (put 2021)[1]	11,675	11,693
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,193
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,190
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	1,000	1,185
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,184
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2020	250	254
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2032	2,500	2,788
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	4,680	5,460
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	8,065	9,359
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2033	945	1,121
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2035	1,150	1,358
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2043	1,040	1,210
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2048	2,500	2,895

62	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2040	$8,715	$9,829
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2044	8,000	9,928
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2044	2,705	3,024
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2049	1,000	1,114
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2028	825	915
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2031	400	440
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2033	1,615	1,773
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2035	550	651
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2037	650	766
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2038	1,000	1,176
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2043	2,670	3,116
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2048	5,250	6,103
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2051	1,250	1,496
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2020	1,000	1,019
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	825	943
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2025	710	812
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2028	1,050	1,188
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	2,250	2,662
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2029	2,600	3,058
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2030	1,700	1,990
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2031	1,500	1,750
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	800	931
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	1,000	1,144
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2036	1,840	2,185
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2037	1,285	1,518
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2026	330	415
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2027	375	483
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2028	525	689
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2029	500	670
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2030	350	466
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2031	635	842
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2032	680	896

American Funds Tax-Exempt Funds	63

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2034	$1,155	$1,506
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2044	1,000	1,262
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	2,000	2,340
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2023	1,000	1,125
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2024	2,000	2,315
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2029	200	246
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2030	370	454
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2031	420	513
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2032	450	548
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2032	175	213
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2033	245	298
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2034	250	303
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2035	250	302
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2036	350	422
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2037	270	324
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2042	1,000	1,190
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 4.00% 2053	1,250	1,374
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 2042	1,000	1,190
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2057	1,665	1,949
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2039	820	981
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2040	810	967
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2045	1,500	1,780
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 2038	550	632
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 2039	635	728
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2032	365	463
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2034	435	549
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2035	250	314
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2036	270	338
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2044	1,200	1,402
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2049	3,000	3,479
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2054	6,670	7,584

64	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	$1,000	$1,012
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,491
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,852
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	1,000	1,131
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	1,000	1,205
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,188
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,772
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,909
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	605
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,248
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,240
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,237
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,544
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,233
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,721
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,545
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2033	1,255	1,580
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	1,345	1,682
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2037	1,450	1,808
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2044	2,880	3,529
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 2032	5,000	6,325
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 2032	3,450	4,333
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2033	5,880	7,562
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 2031	2,345	3,036
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,024
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2045	2,000	2,535
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2049	5,000	6,300
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	6,250	7,797
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2013, 6.625% 2038 (preref. 2021)	1,200	1,306
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2030	1,250	1,495
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2031	1,500	1,789
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2040	5,550	6,510
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 3.00% 2040	6,000	6,242
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2027	1,340	1,721

American Funds Tax-Exempt Funds	65

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2031	$2,015	$2,527
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2035	3,245	4,013
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2036	2,000	2,464
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2035	1,000	1,162
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2024	2,225	2,629
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,000	2,483
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,145	2,622
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2049	7,210	8,654
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2049	9,035	10,687
County of Sacramento, Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 1.812% 2035[1]	13,500	13,056
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	11,891
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2037	1,000	1,201
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2049	2,000	2,539
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,018
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	2,226
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 2035	1,000	1,260
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2047	1,000	1,202
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2029	1,980	2,475
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2035	2,495	3,066
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2036	750	919
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2037	750	917
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	1,500	1,816
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2026	760	937
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2027	750	946
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2028	1,000	1,286
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2029	1,255	1,644
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2030	1,785	2,325
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2049	7,750	9,634
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2010-F, 5.00% 2040	2,995	3,024
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2010-F, 5.00% 2040 (preref. 2020)	5	5
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,746
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-A, AMT, 5.00% 2049	10,000	12,366
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 4.00% 2050	2,000	2,258
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2036	2,250	2,865

66	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2050	$3,500	$4,322
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-F, 5.00% 2050	2,000	2,514
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-H, AMT, 5.00% 2026	5,545	6,825
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,762
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,090
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,087
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,709
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2042	2,000	2,410
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	3,000	3,588
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2027	1,000	1,259
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2036	4,230	5,386
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2044	3,500	4,359
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-H, AMT, 5.00% 2025	3,995	4,784
City and County of San Francisco, Airport Commission, San Francisco International Airport, Special Facs. Lease Rev. Bonds (SFO Fuel Co. LLC), Series 2019-A, AMT, 5.00% 2027	2,000	2,495
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,379
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,119
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2020	2,080	2,086
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,433
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,211
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,800
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	10,000	11,897
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	9,417
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	11,163
Other securities		1,086,416
		1,598,184

Guam 0.47%
Other securities		13,564

Puerto Rico 0.80%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,900	8,240
Other securities		14,541
		22,781

United States 0.67%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class CA, 3.35% 2033	15,420	17,009
Other securities		2,162
		19,171

Total bonds, notes & other debt instruments (cost: $2,450,656,000)		2,619,125

American Funds Tax-Exempt Funds	67

The Tax-Exempt Fund of California

Short-term securities 7.74%	Principal amount (000)	Value (000)
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.16% 2035[1]	$32,765	$32,765
G.O. Bonds, Series 2004-B-6, 1.07% 2034[1]	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 1.12% 2035[1]	9,335	9,335
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 1.16% 2035[1]	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-7, 1.16% 2035[1]	8,000	8,000
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 1.15% 2049[1]	16,000	16,000
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	18,600	18,919
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2000-B-3, 1.16% 2035[1]	3,000	3,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 1.12% 2037[1]	18,165	18,165
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.12% 2037[1]	21,210	21,210
Municipal Fin. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2007, AMT, 1.19% 2029[1]	2,960	2,960
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.16% 2025[1]	7,650	7,650
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.16% 2024[1]	12,035	12,035
City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 2022	9,750	9,774
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 1.12% 2048[1]	12,880	12,880
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 0.82% 5/11/2020	3,000	3,000
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 1.12% 2/20/2020	2,600	2,600
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 1.12% 2/20/2020	2,250	2,250
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-1, 0.77% 2/19/2020	6,000	6,000
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-2, 0.80% 2/28/2020	15,000	15,000
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-2, 0.80% 3/4/2020	2,000	2,000
Other securities		14,192

Total short-term securities (cost: $221,583,000)		221,735
Total investment securities 99.21% (cost: $2,672,239,000)		2,840,860
Other assets less liabilities 0.79%		22,560

Net assets 100.00%		$2,863,420

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

68	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[3]	Value at 1/31/2020 (000)	[4]	Unrealized appreciation (depreciation) at 1/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	175	April 2020	$35,000		$37,863		$137
5 Year U.S. Treasury Note Futures	Long	1,575	April 2020	157,500		189,505		1,909
10 Year Ultra U.S. Treasury Note Futures	Short	111	March 2020	(11,100)		(16,168)		(387)
								$1,659

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $113,830,000, which represented 3.98% of the net assets of the fund.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	69

American Funds Tax-Exempt Fund of New York	unaudited
Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 96.66%	Principal amount (000)	Value (000)
New York 93.48%
State issuers 47.86%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, 0% 2048	$3,540	$1,567
Dormitory Auth., Lease Rev. Bonds (State University of New York Dormitory Facs.), Series 2010-A, 5.00% 2035	1,000	1,018
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 2037	1,000	1,146
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 2033	500	568
Dormitory Auth., Rev. Bonds (Fordham University), Series 2011-A, 5.50% 2036 (preref. 2021)	1,000	1,067
Dormitory Auth., Rev. Bonds (Fordham University), Series 2017, 4.00% 2034	885	1,028
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	500	591
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2035	1,000	1,172
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	250	289
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 2053	1,250	1,442
Dormitory Auth., Rev. Bonds (Memorial Sloan-Kettering Cancer Center), Series 2017-1, 5.00% 2027	750	966
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2030	785	985
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2031	500	624
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 2032	1,000	1,195
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2035	500	604
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2032	500	648
Dormitory Auth., Rev. Bonds (New York University), Series 2019-A, 5.00% 2049	1,500	1,904
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,577
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 2048 (put 2026)	1,000	1,203
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,021
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2022	200	220
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2034	1,000	1,159
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 2033	400	484
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2032[1]	600	692
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2040[1]	1,000	1,140
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2031[1]	1,000	1,203

70	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2035[1]	$1,000	$1,192
Dormitory Auth., Rev. Bonds (Skidmore College), Series 2011-A, 5.50% 2041	1,110	1,180
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2030	750	947
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2032	500	627
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	1,000	1,141
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2014-A, 5.50% 2039	1,000	1,134
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 2038	500	581
Dormitory Auth., Rev. Ref. Bonds (Mount Sinai School of Medicine of New York University), Series 2010-A, 5.00% 2021	1,000	1,016
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	25	27
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024 (preref. 2021)	475	508
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,112
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	888
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-E, 5.00% 2020	35	35
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	921
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2042	1,130	1,383
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 2037	1,000	1,290
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,304
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2040	1,865	2,362
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	1,000	1,254
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	1,500	1,870
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	1,500	1,778
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2020	520	523
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2020 (escrowed to maturity)	480	482
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	1,000	1,247
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2039	1,650	2,062
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2048	1,500	1,864
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,240
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 2044 (put 2026)[1]	500	520
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044[1]	1,000	1,024
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,250	1,763
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	1,250	1,410
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	397
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	447
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,606

American Funds Tax-Exempt Funds	71

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	$510	$537
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,439
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	883
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.996% 2033 (put 2023)[2]	1,500	1,513
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,239
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	3,225	3,896
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2036	500	628
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2020[2]	2,000	2,010
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	288
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[2]	500	500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,087
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	342
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2026	560	699
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2027	700	892
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	908
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	1,000	1,224
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[2]	600	602
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	1,500	1,239
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,156
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	565	706
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	750	962
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	225	235
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	205	213
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	360	374
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,240	1,318
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	625	659
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	230	242
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	835	885
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	570	610
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	485	535
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	995	1,100
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	10	10
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	875	894
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	630	658
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	1,425	1,529
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	30	30
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,039
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	1,000	1,224
Port Auth., Consolidated Bonds, Series 212, 4.00% 2038	1,000	1,186
Port Auth., Consolidated Bonds, Series 217, 5.00% 2044	1,500	1,917
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,044
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	540
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	571
Port Auth., Special Project Bonds (John. F. Kennedy International Air Terminal LLC Project), Series 8, 5.00% 2020	350	361
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,603
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	1,970	2,003

72	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2021	$610	$641
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	525
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,617
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2021	280	289
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2022	1,000	1,067
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	500	550
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	577
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,000	1,136
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	571
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	500	560
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	2,145	2,647
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2036	1,045	1,271
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2030	650	898
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2046	1,000	1,228
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	750	873
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2026	1,500	1,867
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,218
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2036	1,500	1,901
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	1,345	1,672
Urban Dev. Corp., State Sales Tax Rev. Bonds (Bidding Group 3), Series 2019-A, 4.00% 2043	1,785	2,078
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2035	1,170	1,438
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	750	944
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	1,500	1,883
Other securities		8,474
		145,103

City, county & other issuers 45.62%
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,474
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2023	1,600	1,807
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2024	275	321
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	1,050	1,213
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 2035	500	591
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Tapestry Charter School Project), Series 2017-A, 5.00% 2047	500	554
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	539
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	570

American Funds Tax-Exempt Funds	73

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	$1,500	$1,627
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), Series 2015, 5.00% 2040	500	577
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 2045[1]	300	348
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	450	489
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	950	1,063
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,855
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	750	829
County of Dutchess, Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 4.00% 2049	1,000	1,129
County of Dutchess, Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 5.00% 2032	905	1,148
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	510
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,019
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	506
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	800	844
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	841
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2033	480	576
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project),Series 2017, 5.00% 2034	810	971
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2037	630	750
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	955	995
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047 (preref. 2021)	45	47
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047	435	456
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047 (preref. 2021)	565	594
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	2,700	3,370
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	1,000	1,242
County of Monroe, Industrial Dev. Corp., Rev. Bonds (St. Anns of Greater Rochester, Inc.), Series 2019, 5.00% 2050	1,500	1,664
County of Nassau, G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,447
County of Nassau, G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,218
County of Nassau, G.O. General Improvement Bonds, Series 2017-A, 5.00% 2030	1,000	1,239
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2035	750	942
County of Nassau, G.O. General Improvement Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2032	750	967
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	500	611
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	2,166
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2033	1,000	1,179
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 2026	1,000	1,219
New York City G.O. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2031	1,000	1,212
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2034	1,000	1,224
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2027	1,500	1,927
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2031	1,000	1,277
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2032	1,720	2,183
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2037	1,150	1,439
New York City G.O. Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 2037	750	952
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2041	1,595	2,028

74	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	$2,500	$2,936
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,757
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	534
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	804
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	963
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	400
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	750	753
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	500	522
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	1,000	1,011
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-EE, 5.375% 2043	590	612
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-EE, 5.00% 2045	500	573
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-HH, 5.00% 2039	500	592
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 2047	1,055	1,284
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2033	750	942
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 2046	1,250	1,525
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-EE, 5.00% 2040	2,000	2,497
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.25% 2049	1,500	1,884
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-FF-2, 5.00% 2040	1,000	1,276
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2036	750	936
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-2, 5.00% 2036	590	732
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2037	750	942
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 5.00% 2043	1,000	1,236
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2036	1,000	1,261
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	723
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,252
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	1,000	1,211
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	750	922
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2042	1,000	1,220
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-3, 4.00% 2042	1,080	1,228
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2036	2,380	3,016
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019,Series 2019-C-1, 5.00% 2034	750	973
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	1,500	1,760

American Funds Tax-Exempt Funds	75

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2026	$1,000	$1,228
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	688
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	572
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	799
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 2031	1,000	1,257
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	2,030
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,646
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2038	1,500	1,886
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2037	1,000	1,194
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2047	1,000	1,174
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,333
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,137
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	515
Other securities		30,834
		138,319

Guam 1.28%
Other securities		3,881

Puerto Rico 1.90%
Other securities		5,762

Total bonds, notes & other debt instruments (cost: $275,003,000)		293,065

Short-term securities 3.90%
Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, Bank of America LOC, 0.81% 2032[2]	2,000	2,000
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 1.45% 2030 (put 2020)[3]	1,000	1,000
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.17% 2050[2]	1,000	1,000
New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 2027[2]	1,000	1,000
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 1.15% 2037[2]	1,030	1,030
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 1.15% 2037[2]	3,795	3,795
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2003-B-1, 1.17% 2033[2]	2,000	2,000

Total short-term securities (cost: $11,825,000)		11,825
Total investment securities 100.56% (cost: $286,828,000)		304,890
Other assets less liabilities (0.56)%		(1,686)

Net assets 100.00%		$303,204

76	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $11,669,000, which represented 3.85% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations and symbol

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD/$ = U.S. dollars

American Funds Tax-Exempt Funds	77

Financial statements

Statements of assets and liabilities
at January 31, 2020

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$1,259,232		$4,708,932
Cash	859		851
Cash collateral pledged for futures contracts	663		2,374
Receivables for:
Sales of investments	2,434		10,676
Sales of fund’s shares	2,945		15,546
Interest	9,957		36,166
Variation margin on futures contracts	259		1,021
	1,276,349		4,775,566
Liabilities:
Payables for:
Purchases of investments	53,703		162,794
Repurchases of fund’s shares	1,819		6,956
Dividends on fund’s shares	38		396
Investment advisory services	351		833
Services provided by related parties	104		842
Trustees’ deferred compensation	35		142
Variation margin on futures contracts	—		97
Other	—	*	2
	56,050		172,062
Net assets at January 31, 2020	$1,220,299		$4,603,504

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,205,071		$4,456,796
Total distributable earnings	15,228		146,708
Net assets at January 31, 2020	$1,220,299		$4,603,504
Investment securities in unaffiliated issuers, at cost	$1,244,205		$4,575,588

*	Amount less than one thousand.

See notes to financial statements.

78	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$24,564,863	$8,706,116	$2,840,860	$304,890
285	2,124	499	638
6,530	1,515	1,090	10

14,093	11,554	3,969	—
61,439	17,279	5,800	402
204,011	73,390	32,051	2,899
3,032	856	474	—
24,854,253	8,812,834	2,884,743	308,839

372,834	99,581	15,708	3,240
29,443	10,202	3,762	2,164
2,283	1,408	579	97
3,937	1,951	651	75
2,446	1,419	410	57
734	142	137	2
2,662	637	75	—
8	4	1	—	*
414,347	115,344	21,323	5,635
$24,439,906	$8,697,490	$2,863,420	$303,204

$23,012,532	$8,130,125	$2,692,350	$284,794
1,427,374	567,365	171,070	18,410
$24,439,906	$8,697,490	$2,863,420	$303,204
$23,138,693	$8,150,068	$2,672,239	$286,828

American Funds Tax-Exempt Funds	79

Statements of assets and liabilities
at January 31, 2020

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$817,034	$3,261,511
	Shares outstanding	79,831	203,494
	Net asset value per share	$10.23	$16.03
Class C:	Net assets		$17,233
	Shares outstanding	Not applicable	1,075
	Net asset value per share		$16.03
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.23	$16.03
Class F-1:	Net assets	$5,988	$65,903
	Shares outstanding	585	4,112
	Net asset value per share	$10.23	$16.03
Class F-2:	Net assets	$205,553	$580,824
	Shares outstanding	20,084	36,239
	Net asset value per share	$10.23	$16.03
Class F-3:	Net assets	$53,113	$354,815
	Shares outstanding	5,190	22,138
	Net asset value per share	$10.23	$16.03
Class R-6:	Net assets	$138,601	$323,208
	Shares outstanding	13,542	20,166
	Net asset value per share	$10.23	$16.03

See notes to financial statements.

80	American Funds Tax-Exempt Funds

unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$12,052,556	$5,130,822	$1,942,723	$222,032
890,582	307,561	105,982	19,788
$13.53	$16.68	$18.33	$11.22
$424,051	$247,348	$70,496	$11,731
31,334	14,827	3,846	1,045
$13.53	$16.68	$18.33	$11.22
$10	$11	$10	$10
1	1	1	1
$13.53	$16.68	$18.33	$11.22
$352,382	$189,365	$75,179	$2,251
26,038	11,351	4,101	201
$13.53	$16.68	$18.33	$11.22
$3,232,824	$1,270,216	$471,823	$33,357
238,878	76,142	25,740	2,973
$13.53	$16.68	$18.33	$11.22
$7,563,981	$1,045,340	$303,189	$33,823
558,914	62,662	16,540	3,014
$13.53	$16.68	$18.33	$11.22
$814,102	$814,388
60,155	48,818	Not applicable	Not applicable
$13.53	$16.68

American Funds Tax-Exempt Funds	81

Statements of operations
for the six months ended January 31, 2020

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest	$11,643	$51,158
Fees and expenses*:
Investment advisory services	2,025	4,883
Distribution services	606	4,904
Transfer agent services	218	894
Administrative services	178	663
Reports to shareholders	13	56
Registration statement and prospectus	102	230
Trustees’ compensation	5	22
Auditing and legal	41	55
Custodian	1	6
Federal, state and local taxes	3	1
Other	1	3
Total fees and expenses before reimbursements	3,193	11,717
Miscellaneous fee reimbursements	68	—
Total fees and expenses after reimbursements	3,125	11,717
Net investment income	8,518	39,441

Net realized gain (loss) and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,165	13,170
Futures contracts	(48)	(2,354)
	2,117	10,816
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,699	25,054
Futures contracts	1,198	6,066
	2,897	31,120
Net realized gain (loss) and unrealized appreciation	5,014	41,936

Net increase in net assets resulting from operations	$13,532	$81,377

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

82	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$347,657	$170,355	$41,636	$4,453

22,553	11,034	3,770	431
16,714	8,771	2,777	326
3,812	1,883	426	48
3,439	1,231	409	44
292	119	23	3
730	389	112	74
116	30	17	1
99	62	74	51
26	12	3	—	†
936	914	504	—	†
9	75	2	—	†
48,726	24,520	8,117	978
—	—	—	84
48,726	24,520	8,117	894
298,931	145,835	33,519	3,559

15,224	6,688	11,806	216
(19,340)	(1,928)	(1,444)	(9)
(4,116)	4,760	10,362	207

433,119	171,649	39,095	5,073
1,342	(1,216)	2,825	2
434,461	170,433	41,920	5,075
430,345	175,193	52,282	5,282
$729,276	$321,028	$85,801	$8,841

American Funds Tax-Exempt Funds	83

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019
Operations:
Net investment income	$8,518	$17,329	$39,441	$82,425	$298,931	$574,456
Net realized gain (loss)	2,117	62	10,816	13,065	(4,116)	11,303
Net unrealized appreciation	2,897	18,116	31,120	94,262	434,461	726,430
Net increase in net assets resulting from operations	13,532	35,507	81,377	189,752	729,276	1,312,189

Distributions paid or accrued to shareholders	(8,471)	(17,259)	(54,423)	(82,197)	(297,617)	(570,280)

Net capital share transactions	74,860	143,943	323,742	179,942	2,362,610	1,875,666

Total increase in net assets	79,921	162,191	350,696	287,497	2,794,269	2,617,575

Net assets:
Beginning of period	1,140,378	978,187	4,252,808	3,965,311	21,645,637	19,028,062
End of period	$1,220,299	$1,140,378	$4,603,504	$4,252,808	$24,439,906	$21,645,637

*	Unaudited.

See notes to financial statements.

84	American Funds Tax-Exempt Funds

(dollars in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019

$145,835	$257,928	$33,519	$67,429	$3,559	$6,510
4,760	(4,530)	10,362	4,454	207	73
170,433	249,037	41,920	82,681	5,075	9,697
321,028	502,435	85,801	154,564	8,841	16,280
(144,221)	(253,695)	(47,698)	(66,970)	(3,529)	(6,466)
768,429	1,012,098	248,436	233,925	22,938	26,639
945,236	1,260,838	286,539	321,519	28,250	36,453

7,752,254	6,491,416	2,576,881	2,255,362	274,954	238,501
$8,697,490	$7,752,254	$2,863,420	$2,576,881	$303,204	$274,954

American Funds Tax-Exempt Funds	85

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

86	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Tax-Exempt Funds	87

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following tables present the funds’ valuation levels as of January 31, 2020 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$201,695	$—	$201,695
New York	—	75,290	—	75,290
Illinois	—	69,756	—	69,756
Florida	—	66,633	—	66,633
Pennsylvania	—	48,065	—	48,065
Washington	—	44,087	—	44,087
North Carolina	—	37,272	—	37,272
Wisconsin	—	29,977	—	29,977
New Jersey	—	29,153	—	29,153
Minnesota	—	26,914	—	26,914
Other	—	445,751	—	445,751
Short-term securities	—	184,639	—	184,639
Total	$—	$1,259,232	$—	$1,259,232

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,207	$—	$—	$1,207

88	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$525,686	$—	$525,686
Illinois	—	449,212	—	449,212
New York	—	265,591	—	265,591
Florida	—	246,890	—	246,890
Pennsylvania	—	216,641	—	216,641
California	—	173,451	—	173,451
Colorado	—	144,276	—	144,276
New Jersey	—	143,357	—	143,357
Michigan	—	137,622	—	137,622
Wisconsin	—	132,562	—	132,562
Other	—	1,539,286	—	1,539,286
Short-term securities	—	734,358	—	734,358
Total	$—	$4,708,932	$—	$4,708,932

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,995	$—	$—	$4,995
Liabilities:
Unrealized depreciation on futures contracts	(724)	—	—	(724)
Total	$4,271	$—	$—	$4,271

The Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$3,162,246	$—	$3,162,246
Texas	—	2,777,150	—	2,777,150
New York	—	1,843,482	—	1,843,482
Florida	—	1,571,897	4,911	1,576,808
California	—	1,516,592	—	1,516,592
Pennsylvania	—	1,231,774	—	1,231,774
Michigan	—	1,029,076	—	1,029,076
Washington	—	638,694	—	638,694
Georgia	—	631,852	—	631,852
Ohio	—	595,409	—	595,409
Other	—	8,253,125	—	8,253,125
Short-term securities	—	1,308,655	—	1,308,655
Total	$—	$24,559,952	$4,911	$24,564,863

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,186	$—	$—	$10,186
Liabilities:
Unrealized depreciation on futures contracts	(18,031)	—	—	(18,031)
Total	$(7,845)	$—	$—	$(7,845)

See end of tables for footnote.

American Funds Tax-Exempt Funds	89

American High-Income Municipal Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$1,290,567	$—	$1,290,567
Colorado	—	525,236	—	525,236
Pennsylvania	—	476,111	—	476,111
Puerto Rico	—	472,338	—	472,338
Texas	—	469,724	—	469,724
Florida	—	457,276	4,975	462,251
California	—	416,875	—	416,875
Ohio	—	402,297	—	402,297
New Jersey	—	367,381	—	367,381
New York	—	283,978	—	283,978
Other	—	2,973,093	2,230	2,975,323
Short-term securities	—	564,035	—	564,035
Total	$—	$8,698,911	$7,205	$8,706,116

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,586	$—	$—	$2,586
Liabilities:
Unrealized depreciation on futures contracts	(4,167)	—	—	(4,167)
Total	$(1,581)	$—	$—	$(1,581)

The Tax-Exempt Fund of California

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
State issuers	$—	$965,425	$—	$965,425
City, county & other issuers	—	1,598,184	—	1,598,184
Guam	—	13,564	—	13,564
Puerto Rico	—	22,781	—	22,781
United States	—	19,171	—	19,171
Short-term securities	—	221,735	—	221,735
Total	$—	$2,840,860	$—	$2,840,860

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,046	$—	$—	$2,046
Liabilities:
Unrealized depreciation on futures contracts	(387)	—	—	(387)
Total	$1,659	$—	$—	$1,659

*	Futures contracts are not included in the investment portfolio.

American Funds Tax-Exempt Fund of New York

At January 31, 2020, all of the fund’s investment securities were classified as Level 2.

90	American Funds Tax-Exempt Funds

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the funds. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

American Funds Tax-Exempt Funds	91

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Unfunded commitments — American High-Income Municipal Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2020, the maximum exposure of unfunded bond commitments for American High-Income Municipal Bond Fund was $2,077,000, which would represent .02% of the net assets of the fund should such commitments become due.

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to each fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

92	American Funds Tax-Exempt Funds

The following table presents the average month-end notional amount of futures contracts while held for each fund (dollars in thousands):

	Futures contracts
American Funds Short-Term Tax-Exempt Bond Fund	$ 210,592
Limited Term Tax-Exempt Bond Fund of America	706,658
The Tax-Exempt Bond Fund of America	2,350,867
American High-Income Municipal Bond Fund	665,217
The Tax-Exempt Fund of California	287,664
American Funds Tax-Exempt Fund of New York	2,500	*

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location of and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts as of, or for the six months ended, January 31, 2020 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,207	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(48)	Net unrealized appreciation on futures contracts	$1,198

Limited Term Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$4,995	Unrealized depreciation*	$724

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(2,354)	Net unrealized appreciation on futures contracts	$6,066

The Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$10,186	Unrealized depreciation*	$18,031

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(19,340)	Net unrealized appreciation on futures contracts	$1,342

See end of tables for footnote.

American Funds Tax-Exempt Funds	93

American High-Income Municipal Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,586	Unrealized depreciation*	$4,167

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,928)	Net unrealized depreciation on futures contracts	$(1,216)

The Tax-Exempt Fund of California

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,046	Unrealized depreciation*	$387

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,444)	Net unrealized appreciation on futures contracts	$2,825

American Funds Tax-Exempt Fund of New York

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(9)	Net unrealized appreciation on futures contracts	$2

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund participates in a collateral program due to each fund’s use of futures contracts that calls for each fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

94	American Funds Tax-Exempt Funds

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.

As of and during the period ended January 31, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
As of July 31, 2019
Undistributed ordinary income	$—	$7,876	$—	$—	$—	$—
Undistributed tax-exempt income	99	574	3,740	2,766	1,048	124
Undistributed long-term capital gains	—	3,228	—	—	2,323	—
Capital loss carryforward*	(3,213)	—	(4,085)	(6,497)	—	(5)
As of January 31, 2020
Gross unrealized appreciation on investments	16,322	138,842	1,459,829	603,483	171,972	18,186
Gross unrealized depreciation on investments	(75)	(824)	(31,013)	(26,166)	(1,022)	—
Net unrealized appreciation on investments	16,247	138,018	1,428,816	577,317	170,950	18,186
Cost of investments	1,244,192	4,575,185	23,128,202	8,127,218	2,671,569	286,704

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Tax-Exempt Funds	95

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Six months ended January 31, 2020						Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$5,488		$—	$—	$5,488		$11,676		$—	$—	$11,676
Class T	—	*	—	—	—	*	—	*	—	—	—	*
Class F-1	41		—	—	41		90		—	—	90
Class F-2	1,492		—	—	1,492		2,521		—	—	2,521
Class F-3	401		—	—	401		825		—	—	825
Class R-6	1,049		—	—	1,049		2,147		—	—	2,147
Total	$8,471		$—	$—	$8,471		$17,259		$—	$—	$17,259

Limited Term Tax-Exempt Bond Fund of America

	Six months ended January 31, 2020								Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$26,868		$6,786		$4,004		$37,658		$58,861		$—	$—	$58,861
Class C	86		36		21		143		241		—	—	241
Class T	—	*	—	*	—	*	—	*	—	*	—	—	—	*
Class F-1	528		135		80		743		1,133		—	—	1,133
Class F-2	5,260		1,194		704		7,158		9,544		—	—	9,544
Class F-3	3,329		721		425		4,475		5,689		—	—	5,689
Class R-6	3,184		668		394		4,246		6,729		—	—	6,729
Total	$39,255		$9,540		$5,628		$54,423		$82,197		$—	$—	$82,197

The Tax-Exempt Bond Fund of America

	Six months ended January 31, 2020						Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$142,357		$—	$—	$142,357		$285,802		$—	$—	$285,802
Class C	3,662		—	—	3,662		8,239		—	—	8,239
Class T	—	*	—	—	—	*	—	*	—	—	—	*
Class F-1	4,160		—	—	4,160		9,154		—	—	9,154
Class F-2	40,194		—	—	40,194		70,312		—	—	70,312
Class F-3	96,974		—	—	96,974		178,363		—	—	178,363
Class R-6	10,270		—	—	10,270		18,410		—	—	18,410
Total	$297,617		$—	$—	$297,617		$570,280		$—	$—	$570,280

96	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Six months ended January 31, 2020							Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$79,545		$—	$4,226		$83,771		$151,825		$—	$—	$151,825
Class C	3,109		—	207		3,316		6,528		—	—	6,528
Class T	—	*	—	—	*	—	*	—	*	—	—	—	*
Class F-1	2,987		—	158		3,145		6,426		—	—	6,426
Class F-2	20,666		—	1,027		21,693		36,440		—	—	36,440
Class F-3	17,455		—	852		18,307		28,978		—	—	28,978
Class R-6	13,328		—	661		13,989		23,498		—	—	23,498
Total	$137,090		$—	$7,131		$144,221		$253,695		$—	$—	$253,695

The Tax-Exempt Fund of California

	Six months ended January 31, 2020								Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$22,871		$1,734		$7,730		$32,335		$47,435		$—	$—	$47,435
Class C	595		63		282		940		1,394		—	—	1,394
Class T	—	*	—	*	—	*	—	*	—	*	—	—	—	*
Class F-1	864		68		301		1,233		1,952		—	—	1,952
Class F-2	5,744		415		1,851		8,010		10,366		—	—	10,366
Class F-3	3,727		266		1,187		5,180		5,823		—	—	5,823
Total	$33,801		$2,546		$11,351		$47,698		$66,970		$—	$—	$66,970

American Funds Tax-Exempt Fund of New York

	Six months ended January 31, 2020						Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$2,543		$—	$—	$2,543		$4,715		$—	$—	$4,715
Class C	98		—	—	98		201		—	—	201
Class T	—	*	—	—	—	*	—	*	—	—	—	*
Class F-1	26		—	—	26		50		—	—	50
Class F-2	419		—	—	419		687		—	—	687
Class F-3	443		—	—	443		813		—	—	813
Total	$3,529		$—	$—	$3,529		$6,466		$—	$—	$6,466

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

American Funds Tax-Exempt Funds	97

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized rates for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2020
American Funds Short-Term Tax-Exempt Bond Fund	.341%		all						.341%
Limited Term Tax-Exempt Bond Fund of America	.300	.150%	$.06	$1.0	3.00%	2.50%	$3,333,333		$3,333,333.220
The Tax-Exempt Bond Fund of America	.300	.110	.06	21.0	3.00	2.00	3,333,333		8,333,333.196
American High-Income Municipal Bond Fund	.300	.140	.06	6.0	3.00	2.50	3,333,333		3,333,333.268
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333		3,333,333.276
American Funds Tax-Exempt Fund of New York	.204		all		3.00	2.50	3,333,333		3,333,333.295

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2020, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$ 1,329
Limited-Term Tax-Exempt Bond Fund of America	917
The Tax-Exempt Bond Fund of America	10,729
American High-Income Municipal Bond Fund	1,024
The Tax-Exempt Fund of California	2,174
American Funds Tax-Exempt Fund of New York	165

98	American Funds Tax-Exempt Funds

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of each fund. Currently the funds pay an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of each fund for CRMC’s provision of administrative services.

For the six months ended January 31, 2020, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$598	$149		$119
Class T	—	—	*	—	*
Class F-1	8	4		1
Class F-2	Not applicable	64		30
Class F-3	Not applicable	1		8
Class R-6	Not applicable	—	*	20
Total class-specific expenses	$606	$218		$178

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$14,277	$1,854		$1,713
Class C	2,015	68		62
Class T	—	—	*	—	*
Class F-1	422	201		52
Class F-2	Not applicable	1,616		452
Class F-3	Not applicable	73		1,049
Class R-6	Not applicable	—	*	111
Total class-specific expenses	$16,714	$3,812		$3,439

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$2,336	$184		$280
Class C	350	7		11
Class T	—	—	*	—	*
Class F-1	91	41		11
Class F-2	Not applicable	193		66
Class F-3	Not applicable	1		41
Total class-specific expenses	$2,777	$426		$409

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$4,740	$581		$474
Class C	85	3		3
Class T	—	—	*	—	*
Class F-1	79	37		9
Class F-2	Not applicable	270		81
Class F-3	Not applicable	3		49
Class R-6	Not applicable	—	*	47
Total class-specific expenses	$4,904	$894		$663

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$7,327	$1,073		$733
Class C	1,214	54		36
Class T	—	—	*	—	*
Class F-1	230	108		28
Class F-2	Not applicable	633		177
Class F-3	Not applicable	15		146
Class R-6	Not applicable	—	*	111
Total class-specific expenses	$8,771	$1,883		$1,231

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$265	$29		$32
Class C	59	2		2
Class T	—	—	*	—	*
Class F-1	2	1		—	*
Class F-2	Not applicable	16		5
Class F-3	Not applicable	—	*	5
Total class-specific expenses	$326	$48		$44

*	Amount less than one thousand.

American Funds Tax-Exempt Funds	99

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. Miscellaneous expenses exclude investment advisory services and distribution services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended January 31, 2020, total fees and expenses reimbursed by CRMC were $68,000 and $84,000 for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York, respectively. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$2	$3		$5
Limited Term Tax-Exempt Bond Fund of America	12	10		22
The Tax-Exempt Bond Fund of America	59	57		116
American High-Income Municipal Bond Fund	20	10		30
The Tax-Exempt Fund of California	7	10		17
American Funds Tax-Exempt Fund of New York	1	—	*	1
* Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase securities from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the six months ended January 31, 2020.

8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended January 31, 2020.

100	American Funds Tax-Exempt Funds

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$133,541	13,108	$5,377	528	$(92,462)	(9,071)	$46,456	4,565
Class T	—	—	—	—	—	—	—	—
Class F-1	515	50	40	4	(1,477)	(145)	(922)	(91)
Class F-2	42,793	4,201	1,420	139	(21,840)	(2,143)	22,373	2,197
Class F-3	14,606	1,434	398	39	(14,579)	(1,431)	425	42
Class R-6	11,926	1,170	1,049	103	(6,447)	(633)	6,528	640
Total net increase (decrease)	$203,381	19,963	$8,284	813	$(136,805)	(13,423)	$74,860	7,353

Year ended July 31, 2019

Class A	$446,679	44,559	$11,322	1,124	$(454,662)	(45,326)	$3,339	357
Class T	—	—	—	—	—	—	—	—
Class F-1	1,942	194	89	9	(2,196)	(219)	(165)	(16)
Class F-2	183,142	18,317	2,421	240	(59,423)	(5,910)	126,140	12,647
Class F-3	48,796	4,855	787	78	(42,824)	(4,276)	6,759	657
Class R-6	23,958	2,386	2,147	214	(18,235)	(1,816)	7,870	784
Total net increase (decrease)	$704,517	70,311	$16,766	1,665	$(577,340)	(57,547)	$143,943	14,429

Limited Term Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$400,986	25,154	$36,615	2,299	$(255,333)	(16,015)	$182,268	11,438
Class C	2,275	143	143	9	(2,849)	(179)	(431)	(27)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,771	676	717	45	(6,348)	(398)	5,140	323
Class F-2	134,780	8,452	6,487	407	(64,169)	(4,026)	77,098	4,833
Class F-3	76,057	4,772	4,386	276	(35,244)	(2,212)	45,199	2,836
Class R-6	26,534	1,664	4,246	267	(16,312)	(1,023)	14,468	908
Total net increase (decrease)	$651,403	40,861	$52,594	3,303	$(380,255)	(23,853)	$323,742	20,311

Year ended July 31, 2019

Class A	$817,031	52,517	$56,604	3,625	$(947,434)	(61,011)	$(73,799)	(4,869)
Class C	5,804	374	237	15	(9,333)	(599)	(3,292)	(210)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,716	814	1,084	69	(18,544)	(1,193)	(4,744)	(310)
Class F-2	337,537	21,741	8,588	550	(211,713)	(13,615)	134,412	8,676
Class F-3	224,267	14,414	4,980	318	(116,914)	(7,517)	112,333	7,215
Class R-6	52,433	3,374	6,729	431	(44,130)	(2,837)	15,032	968
Total net increase (decrease)	$1,449,788	93,234	$78,222	5,008	$(1,348,068)	(86,772)	$179,942	11,470

See end of tables for footnote.

American Funds Tax-Exempt Funds	101

The Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$1,402,076	104,907	$135,369	10,115	$(565,772)	(42,334)	$971,673	72,688
Class C	59,225	4,432	3,533	264	(53,356)	(3,992)	9,402	704
Class T	—	—	—	—	—	—	—	—
Class F-1	41,581	3,111	3,958	296	(37,292)	(2,794)	8,247	613
Class F-2	622,481	46,557	38,076	2,845	(261,439)	(19,568)	399,118	29,834
Class F-3	1,155,379	86,542	95,782	7,156	(391,327)	(29,271)	859,834	64,427
Class R-6	104,482	7,836	10,270	767	(416)	(31)	114,336	8,572
Total net increase (decrease)	$3,385,224	253,385	$286,988	21,443	$(1,309,602)	(97,990)	$2,362,610	176,838

Year ended July 31, 2019

Class A	$1,913,815	148,284	$270,339	20,936	$(1,793,783)	(140,013)	$390,371	29,207
Class C	69,698	5,391	7,921	614	(116,360)	(9,053)	(38,741)	(3,048)
Class T	—	—	—	—	—	—	—	—
Class F-1	66,051	5,127	8,750	678	(118,439)	(9,234)	(43,638)	(3,429)
Class F-2	1,319,680	102,510	66,204	5,123	(877,784)	(68,563)	508,100	39,070
Class F-3	2,078,370	161,360	175,472	13,579	(1,306,234)	(101,826)	947,608	73,113
Class R-6	108,442	8,367	18,410	1,425	(14,886)	(1,168)	111,966	8,624
Total net increase (decrease)	$5,556,056	431,039	$547,096	42,355	$(4,227,486)	(329,857)	$1,875,666	143,537

American High-Income Municipal Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$572,093	34,715	$79,991	4,848	$(263,557)	(15,996)	$388,527	23,567
Class C	32,374	1,965	3,159	192	(31,499)	(1,912)	4,034	245
Class T	—	—	—	—	—	—	—	—
Class F-1	23,412	1,422	3,060	185	(21,277)	(1,291)	5,195	316
Class F-2	241,008	14,620	19,404	1,177	(129,271)	(7,848)	131,141	7,949
Class F-3	168,241	10,212	17,896	1,085	(58,699)	(3,560)	127,438	7,737
Class R-6	98,129	5,967	13,990	848	(25)	(1)	112,094	6,814
Total net increase (decrease)	$1,135,257	68,901	$137,500	8,335	$(504,328)	(30,608)	$768,429	46,628

Year ended July 31, 2019

Class A	$966,900	61,009	$144,057	9,079	$(684,496)	(43,449)	$426,461	26,639
Class C	50,981	3,214	6,195	390	(53,367)	(3,374)	3,809	230
Class T	—	—	—	—	—	—	—	—
Class F-1	48,091	3,037	6,254	395	(87,411)	(5,545)	(33,066)	(2,113)
Class F-2	563,308	35,694	32,471	2,046	(317,468)	(20,134)	278,311	17,606
Class F-3	331,973	20,911	25,362	1,597	(134,406)	(8,510)	222,929	13,998
Class R-6	102,098	6,412	23,498	1,480	(11,942)	(764)	113,654	7,128
Total net increase (decrease)	$2,063,351	130,277	$237,837	14,987	$(1,289,090)	(81,776)	$1,012,098	63,488

102	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$195,638	10,755	$30,057	1,656	$(93,040)	(5,118)	$132,655	7,293
Class C	9,283	511	911	50	(9,853)	(541)	341	20
Class T	—	—	—	—	—	—	—	—
Class F-1	6,645	365	1,150	63	(5,301)	(291)	2,494	137
Class F-2	95,231	5,237	7,048	388	(47,931)	(2,637)	54,348	2,988
Class F-3	63,666	3,503	5,166	285	(10,234)	(563)	58,598	3,225
Total net increase (decrease)	$370,463	20,371	$44,332	2,442	$(166,359)	(9,150)	$248,436	13,663

Year ended July 31, 2019

Class A	$354,297	20,195	$43,242	2,463	$(351,468)	(20,231)	$46,071	2,427
Class C	11,571	657	1,339	76	(17,470)	(1,000)	(4,560)	(267)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,762	614	1,815	104	(18,340)	(1,050)	(5,763)	(332)
Class F-2	241,537	13,875	9,002	512	(111,887)	(6,404)	138,652	7,983
Class F-3	105,180	5,967	5,174	294	(50,829)	(2,924)	59,525	3,337
Total net increase (decrease)	$723,347	41,308	$60,572	3,449	$(549,994)	(31,609)	$233,925	13,148

American Funds Tax-Exempt Fund of New York

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$26,503	2,391	$2,049	185	$(10,515)	(947)	$18,037	1,629
Class C	1,516	137	92	8	(1,666)	(151)	(58)	(6)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,544	229	21	2	(2,333)	(209)	232	22
Class F-2	7,268	656	403	36	(3,624)	(327)	4,047	365
Class F-3	3,299	297	443	40	(3,062)	(275)	680	62
Total net increase (decrease)	$41,130	3,710	$3,008	271	$(21,200)	(1,909)	$22,938	2,072

Year ended July 31, 2019

Class A	$43,401	4,058	$3,742	349	$(36,741)	(3,477)	$10,402	930
Class C	1,713	160	190	18	(2,452)	(231)	(549)	(53)
Class T	—	—	—	—	—	—	—	—
Class F-1	409	38	38	4	(561)	(53)	(114)	(11)
Class F-2	21,136	2,004	685	64	(10,147)	(952)	11,674	1,116
Class F-3	16,808	1,584	570	53	(12,152)	(1,148)	5,226	489
Total net increase (decrease)	$83,467	7,844	$5,225	488	$(62,053)	(5,861)	$26,639	2,471

*	Includes exchanges between share classes of the fund.

American Funds Tax-Exempt Funds	103

10. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2020, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$377,732	$340,351
Limited Term Tax-Exempt Bond Fund of America	1,153,585	1,069,762
The Tax-Exempt Bond Fund of America	4,212,109	1,794,163
American High-Income Municipal Bond Fund	1,551,040	828,746
The Tax-Exempt Fund of California	488,380	345,692
American Funds Tax-Exempt Fund of New York	43,947	13,809

104	American Funds Tax-Exempt Funds

11. Ownership concentration

At January 31, 2020, CRMC held aggregate ownership of 11% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010. In addition, American Funds Tax-Exempt Preservation Portfolio held 11% of the outstanding shares of American Funds Short-Term Tax-Exempt Bond Fund. CRMC is the investment adviser to both of the funds.

American Funds Tax-Exempt Funds	105

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class A:
1/31/2020[4,5]	$10.19	$.07	$.04	$.11		$(.07)	$10.23	1.09%[6]		$817		.58%[7]		.57%[7]		1.38%[7]
7/31/2019	10.04	.16	.15	.31		(.16)	10.19	3.09		767		.59		.59		1.56
7/31/2018	10.15	.13	(.11)	.02		(.13)	10.04	.24		752		.58		.58		1.33
7/31/2017	10.22	.12	(.07)	.05		(.12)	10.15	.46		739		.59		.59		1.15
7/31/2016	10.17	.10	.05	.15		(.10)	10.22	1.51		688		.59		.59		1.02
7/31/2015	10.25	.11	(.08)	.03		(.11)	10.17	.26		653		.58		.58		1.04
Class T:
1/31/2020[4,5]	10.19	.08	.04	.12		(.08)	10.23	1.17	[6,8]	—	[9]	.43	[7,8]	.42	[7,8]	1.54	[7,8]
7/31/2019	10.04	.17	.15	.32		(.17)	10.19	3.20	[8]	—	[9]	.47	[8]	.47	[8]	1.67	[8]
7/31/2018	10.15	.15	(.11)	.04		(.15)	10.04	.36	[8]	—	[9]	.47	[8]	.47	[8]	1.44	[8]
7/31/2017[4,10]	10.11	.04	.04	.08		(.04)	10.15	.82	[6,8]	—	[9]	.15	[6,8]	.15	[6,8]	.42	[6,8]
Class F-1:
1/31/2020[4,5]	10.19	.06	.04	.10		(.06)	10.23	.99	[6]	6		.78	[7]	.76	[7]	1.20	[7]
7/31/2019	10.04	.13	.15	.28		(.13)	10.19	2.85		7		.81		.81		1.34
7/31/2018	10.15	.11	(.11)	—	[11]	(.11)	10.04	.02		7		.80		.80		1.10
7/31/2017	10.22	.09	(.07)	.02		(.09)	10.15	.23		9		.82		.82		.92
7/31/2016	10.17	.08	.05	.13		(.08)	10.22	1.29		13		.81		.81		.80
7/31/2015	10.25	.08	(.08)	—	[11]	(.08)	10.17	.05		9		.80		.80		.83
Class F-2:
1/31/2020[4,5]	10.19	.08	.04	.12		(.08)	10.23	1.15	[6]	205		.46	[7]	.45	[7]	1.50	[7]
7/31/2019	10.04	.17	.15	.32		(.17)	10.19	3.17		182		.49		.49		1.67
7/31/2018	10.15	.14	(.11)	.03		(.14)	10.04	.28		52		.54		.54		1.37
7/31/2017	10.22	.12	(.07)	.05		(.12)	10.15	.49		47		.57		.57		1.17
7/31/2016	10.17	.11	.05	.16		(.11)	10.22	1.55		80		.56		.56		1.06
7/31/2015	10.25	.11	(.08)	.03		(.11)	10.17	.29		64		.55		.55		1.08

106	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class F-3:
1/31/2020[4,5]	$10.19	$.08	$.04	$.12	$(.08)	$10.23	1.18%[6]		$53	.40%[7]		.39%[7]		1.57%[7]
7/31/2019	10.04	.17	.15	.32	(.17)	10.19	3.23		52	.44		.44		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	10.04	.38		45	.44		.44		1.45
7/31/2017[4,12]	10.07	.07	.08	.15	(.07)	10.15	1.49	[6]	77	.47	[7]	.47	[7]	1.35	[7]
Class R-6:
1/31/2020[4,5]	10.19	.08	.04	.12	(.08)	10.23	1.19	[6]	139	.40	[7]	.39	[7]	1.57	[7]
7/31/2019	10.04	.17	.15	.32	(.17)	10.19	3.24		132	.43		.43		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	10.04	.38		122	.44		.44		1.48
7/31/2017[4,13]	10.09	.05	.06	.11	(.05)	10.15	1.20	[6]	127	.17	[6]	.17	[6]	.51	[6]

	Six months ended
	January 31,	Year ended July 31,
	2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	32%	50%	34%	26%	21%	38%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Amount less than $.01.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-6 shares began investment operations on March 17, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	107

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$15.93	$.14	$.15	$.29	$(.14)	$(.05)	$(.19)	$16.03	1.84%[5]		$3,262		.60%[6]		1.70%[6]
7/31/2019	15.52	.31	.41	.72	(.31)	—	(.31)	15.93	4.71		3,060		.59		2.00
7/31/2018	15.77	.31	(.25)	.06	(.31)	—	(.31)	15.52	.40		3,057		.59		2.00
7/31/2017	16.04	.32	(.27)	.05	(.32)	—	(.32)	15.77	.34		3,038		.59		2.04
7/31/2016	15.92	.35	.12	.47	(.35)	—	(.35)	16.04	2.97		3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	—	(.38)	15.92	1.23		2,670		.57		2.36
Class C:
1/31/2020[3,4]	15.93	.08	.15	.23	(.08)	(.05)	(.13)	16.03	1.48	[5]	17		1.30	[6]	1.01	[6]
7/31/2019	15.52	.20	.41	.61	(.20)	—	(.20)	15.93	3.94		18		1.33		1.27
7/31/2018	15.77	.20	(.25)	(.05)	(.20)	—	(.20)	15.52	(.34)		20		1.34		1.26
7/31/2017	16.04	.20	(.27)	(.07)	(.20)	—	(.20)	15.77	(.40)		25		1.33		1.30
7/31/2016	15.92	.23	.12	.35	(.23)	—	(.23)	16.04	2.20		30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	—	(.26)	15.92	.47		30		1.33		1.60
Class T:
1/31/2020[3,4]	15.93	.16	.15	.31	(.16)	(.05)	(.21)	16.03	1.99	[5,7]	—	[8]	.30	[6,7]	2.01	[6,7]
7/31/2019	15.52	.35	.41	.76	(.35)	—	(.35)	15.93	4.99	[7]	—	[8]	.33	[7]	2.27	[7]
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.68	[7]	—	[8]	.33	[7]	2.26	[7]
7/31/2017[3,9]	15.68	.12	.09	.21	(.12)	—	(.12)	15.77	1.32	[5,7]	—	[8]	.10	[5,7]	.74	[5,7]
Class F-1:
1/31/2020[3,4]	15.93	.13	.15	.28	(.13)	(.05)	(.18)	16.03	1.82	[5]	66		.63	[6]	1.68	[6]
7/31/2019	15.52	.30	.41	.71	(.30)	—	(.30)	15.93	4.63		60		.67		1.93
7/31/2018	15.77	.30	(.25)	.05	(.30)	—	(.30)	15.52	.33		64		.66		1.93
7/31/2017	16.04	.31	(.27)	.04	(.31)	—	(.31)	15.77	.26		83		.67		1.96
7/31/2016	15.92	.33	.12	.45	(.33)	—	(.33)	16.04	2.88		90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	—	(.36)	15.92	1.13		84		.67		2.27

108	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$15.93	$.16	$.15	$.31	$(.16)	$(.05)	$(.21)	$16.03	1.96%[5]		$581	.37%[6]		1.94%[6]
7/31/2019	15.52	.34	.41	.75	(.34)	—	(.34)	15.93	4.91		500	.39		2.20
7/31/2018	15.77	.34	(.25)	.09	(.34)	—	(.34)	15.52	.58		353	.41		2.18
7/31/2017	16.04	.35	(.27)	.08	(.35)	—	(.35)	15.77	.51		309	.42		2.22
7/31/2016	15.92	.38	.12	.50	(.38)	—	(.38)	16.04	3.15		291	.41		2.34
7/31/2015	16.10	.40	(.18)	.22	(.40)	—	(.40)	15.92	1.39		208	.41		2.52
Class F-3:
1/31/2020[3,4]	15.93	.16	.15	.31	(.16)	(.05)	(.21)	16.03	2.01	[5]	355	.27	[6]	2.04	[6]
7/31/2019	15.52	.36	.41	.77	(.36)	—	(.36)	15.93	5.02		308	.30		2.29
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.70		187	.30		2.29
7/31/2017[3,10]	15.59	.19	.18	.37	(.19)	—	(.19)	15.77	2.37	[5]	112	.30	[6]	2.36	[6]
Class R-6:
1/31/2020[3,4]	15.93	.16	.15	.31	(.16)	(.05)	(.21)	16.03	2.01	[5]	323	.27	[6]	2.04	[6]
7/31/2019	15.52	.36	.41	.77	(.36)	—	(.36)	15.93	5.02		307	.29		2.30
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.70		284	.30		2.29
7/31/2017	16.04	.37	(.27)	.10	(.37)	—	(.37)	15.77	.63		296	.30		2.33
7/31/2016	15.92	.39	.12	.51	(.39)	—	(.39)	16.04	3.26		284	.30		2.45
7/31/2015	16.10	.42	(.18)	.24	(.42)	—	(.42)	15.92	1.50		190	.31		2.62

	Six months ended
	January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	26%	42%	28%	27%	16%	19%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	109

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$13.29	$.17	$.24	$.41	$(.17)	$13.53	3.09%[5]		$12,053		.53%[6]		2.50%[6]
7/31/2019	12.81	.37	.47	.84	(.36)	13.29	6.71		10,868		.52		2.84
7/31/2018	12.98	.38	(.17)	.21	(.38)	12.81	1.60		10,102		.53		2.91
7/31/2017	13.40	.40	(.42)	(.02)	(.40)	12.98	(.09)		9,692		.53		3.12
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69		9,510		.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62		7,385		.54		3.28
Class C:
1/31/2020[3,4]	13.29	.12	.24	.36	(.12)	13.53	2.72	[5]	424		1.25	[6]	1.78	[6]
7/31/2019	12.81	.27	.47	.74	(.26)	13.29	5.88		407		1.31		2.06
7/31/2018	12.98	.27	(.17)	.10	(.27)	12.81	.80		432		1.32		2.12
7/31/2017	13.40	.30	(.42)	(.12)	(.30)	12.98	(.88)		474		1.32		2.33
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85		517		1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80		349		1.33		2.50
Class T:
1/31/2020[3,4]	13.29	.18	.24	.42	(.18)	13.53	3.21	[5,7]	—	[8]	.28	[6,7]	2.74	[6,7]
7/31/2019	12.81	.40	.47	.87	(.39)	13.29	6.93	[7]	—	[8]	.32	[7]	3.05	[7]
7/31/2018	12.98	.40	(.17)	.23	(.40)	12.81	1.83	[7]	—	[8]	.32	[7]	3.12	[7]
7/31/2017[3,9]	12.85	.14	.13	.27	(.14)	12.98	2.07	[5,7]	—	[8]	.10	[5,7]	1.06	[5,7]
Class F-1:
1/31/2020[3,4]	13.29	.16	.24	.40	(.16)	13.53	3.05	[5]	352		.61	[6]	2.42	[6]
7/31/2019	12.81	.36	.47	.83	(.35)	13.29	6.58		338		.64		2.72
7/31/2018	12.98	.36	(.17)	.19	(.36)	12.81	1.48		370		.65		2.80
7/31/2017	13.40	.39	(.43)	(.04)	(.38)	12.98	(.22)		461		.66		2.99
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53		518		.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49		1,474		.67		3.16

110	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$13.29	$.18	$.24	$.42		$(.18)	$13.53	3.18%[5]		$3,233	.35%[6]		2.67%[6]
7/31/2019	12.81	.39	.47	.86		(.38)	13.29	6.86		2,778	.38		2.98
7/31/2018	12.98	.39	(.17)	.22		(.39)	12.81	1.74		2,177	.39		3.05
7/31/2017	13.40	.42	(.42)	—	[10]	(.42)	12.98	.03		1,909	.41		3.24
7/31/2016	12.96	.43	.44	.87		(.43)	13.40	6.84		2,879	.40		3.26
7/31/2015	12.92	.44	.04	.48		(.44)	12.96	3.76		990	.41		3.42
Class F-3:
1/31/2020[3,4]	13.29	.19	.24	.43		(.19)	13.53	3.23	[5]	7,564	.25	[6]	2.78	[6]
7/31/2019	12.81	.41	.47	.88		(.40)	13.29	6.97		6,570	.27		3.09
7/31/2018	12.98	.41	(.17)	.24		(.41)	12.81	1.84		5,397	.28		3.11
7/31/2017[3,11]	12.75	.22	.23	.45		(.22)	12.98	3.54	[5]	1,555	.29	[6]	3.34	[6]
Class R-6:
1/31/2020[3,4]	13.29	.19	.24	.43		(.19)	13.53	3.23	[5]	814	.25	[6]	2.78	[6]
7/31/2019	12.81	.41	.47	.88		(.40)	13.29	6.97		685	.27		3.09
7/31/2018	12.98	.41	(.17)	.24		(.41)	12.81	1.85		550	.28		3.15
7/31/2017	13.40	.44	(.43)	.01		(.43)	12.98	.15		380	.29		3.36
7/31/2016	12.96	.44	.44	.88		(.44)	13.40	6.95		391	.29		3.39
7/31/2015	12.92	.46	.04	.50		(.46)	12.96	3.86		270	.30		3.52

	Six months ended
	January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	8%	20%	17%	20%	13%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Amount less than $.01.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	111

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$16.33	$.29	$.34	$.63	$(.27)	$(.01)	$(.28)	$16.68	3.91%[5]		$5,131		.68%[6]		3.46%[6]
7/31/2019	15.78	.58	.54	1.12	(.57)	—	(.57)	16.33	7.28		4,637		.68		3.67
7/31/2018	15.73	.59	.04	.63	(.58)	—	(.58)	15.78	4.05		4,062		.69		3.72
7/31/2017	16.21	.60	(.49)	.11	(.59)	—	(.59)	15.73	.76		3,645		.67		3.86
7/31/2016	15.40	.63	.79	1.42	(.61)	—	(.61)	16.21	9.45		3,519		.67		4.02
7/31/2015	15.22	.64	.17	.81	(.63)	—	(.63)	15.40	5.34		2,700		.68		4.13
Class C:
1/31/2020[3,4]	16.33	.23	.34	.57	(.21)	(.01)	(.22)	16.68	3.55	[5]	247		1.38	[6]	2.76	[6]
7/31/2019	15.78	.47	.54	1.01	(.46)	—	(.46)	16.33	6.49		238		1.41		2.94
7/31/2018	15.73	.47	.04	.51	(.46)	—	(.46)	15.78	3.29		227		1.43		2.97
7/31/2017	16.21	.48	(.49)	(.01)	(.47)	—	(.47)	15.73	—		229		1.43		3.10
7/31/2016	15.40	.52	.79	1.31	(.50)	—	(.50)	16.21	8.62		247		1.43		3.26
7/31/2015	15.22	.52	.17	.69	(.51)	—	(.51)	15.40	4.55		182		1.44		3.37
Class T:
1/31/2020[3,4]	16.33	.31	.34	.65	(.29)	(.01)	(.30)	16.68	4.07	[5,7]	—	[8]	.38	[6,7]	3.76	[6,7]
7/31/2019	15.78	.62	.54	1.16	(.61)	—	(.61)	16.33	7.55	[7]	—	[8]	.42	[7]	3.93	[7]
7/31/2018	15.73	.63	.04	.67	(.62)	—	(.62)	15.78	4.34	[7]	—	[8]	.43	[7]	3.98	[7]
7/31/2017[3,9]	15.50	.20	.23	.43	(.20)	—	(.20)	15.73	2.77	[5,7]	—	[8]	.12	[5,7]	1.28	[5,7]
Class F-1:
1/31/2020[3,4]	16.33	.29	.34	.63	(.27)	(.01)	(.28)	16.68	3.90	[5]	189		.70	[6]	3.44	[6]
7/31/2019	15.78	.57	.54	1.11	(.56)	—	(.56)	16.33	7.21		180		.74		3.61
7/31/2018	15.73	.58	.04	.62	(.57)	—	(.57)	15.78	3.99		208		.75		3.65
7/31/2017	16.21	.59	(.49)	.10	(.58)	—	(.58)	15.73	.68		234		.75		3.77
7/31/2016	15.40	.62	.79	1.41	(.60)	—	(.60)	16.21	9.37		282		.74		3.95
7/31/2015	15.22	.62	.17	.79	(.61)	—	(.61)	15.40	5.27		207		.75		4.06

112	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$16.33	$.31	$.34	$.65	$(.29)	$(.01)	$(.30)	$16.68	4.04%[5]		$1,270	.44%[6]		3.70%[6]
7/31/2019	15.78	.61	.54	1.15	(.60)	—	(.60)	16.33	7.49		1,114	.47		3.87
7/31/2018	15.73	.62	.04	.66	(.61)	—	(.61)	15.78	4.26		798	.49		3.91
7/31/2017	16.21	.63	(.49)	.14	(.62)	—	(.62)	15.73	.93		605	.50		4.05
7/31/2016	15.40	.66	.79	1.45	(.64)	—	(.64)	16.21	9.65		775	.48		4.18
7/31/2015	15.22	.66	.17	.83	(.65)	—	(.65)	15.40	5.53		321	.49		4.32
Class F-3:
1/31/2020[3,4]	16.33	.32	.34	.66	(.30)	(.01)	(.31)	16.68	4.09	[5]	1,045	.34	[6]	3.80	[6]
7/31/2019	15.78	.63	.54	1.17	(.62)	—	(.62)	16.33	7.60		897	.37		3.97
7/31/2018	15.73	.64	.04	.68	(.63)	—	(.63)	15.78	4.37		646	.38		4.02
7/31/2017[3,10]	15.30	.32	.43	.75	(.32)	—	(.32)	15.73	4.96	[5]	421	.37	[6]	4.04	[6]
Class R-6:
1/31/2020[3,4]	16.33	.32	.34	.66	(.30)	(.01)	(.31)	16.68	4.09	[5]	815	.34	[6]	3.81	[6]
7/31/2019	15.78	.63	.54	1.17	(.62)	—	(.62)	16.33	7.61		686	.37		3.98
7/31/2018	15.73	.64	.04	.68	(.63)	—	(.63)	15.78	4.37		550	.38		4.02
7/31/2017	16.21	.64	(.49)	.15	(.63)	—	(.63)	15.73	1.05		380	.38		4.16
7/31/2016	15.40	.68	.79	1.47	(.66)	—	(.66)	16.21	9.76		269	.38		4.31
7/31/2015	15.22	.68	.17	.85	(.67)	—	(.67)	15.40	5.64		188	.39		4.42

	Six months ended
	January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	11%	20%	24%	30%	21%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	113

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$18.08	$.22	$.34	$.56	$(.22)	$(.09)	$(.31)	$18.33	3.15%[5]		$1,943		.63%[6]		2.42%[6]
7/31/2019	17.43	.50	.65	1.15	(.50)	—	(.50)	18.08	6.73		1,784		.59		2.88
7/31/2018	17.63	.51	(.20)	.31	(.51)	—	(.51)	17.43	1.77		1,678		.61		2.90
7/31/2017	18.21	.54	(.59)	(.05)	(.53)	—	(.53)	17.63	(.22)		1,641		.60		3.05
7/31/2016	17.62	.57	.58	1.15	(.56)	—	(.56)	18.21	6.65		1,678		.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	—	(.59)	17.62	3.98		1,386		.62		3.38
Class C:
1/31/2020[3,4]	18.08	.16	.34	.50	(.16)	(.09)	(.25)	18.33	2.76	[5]	70		1.38	[6]	1.67	[6]
7/31/2019	17.43	.36	.65	1.01	(.36)	—	(.36)	18.08	5.90		69		1.38		2.10
7/31/2018	17.63	.37	(.20)	.17	(.37)	—	(.37)	17.43	.97		71		1.40		2.11
7/31/2017	18.21	.40	(.59)	(.19)	(.39)	—	(.39)	17.63	(1.00)		83		1.39		2.26
7/31/2016	17.62	.43	.58	1.01	(.42)	—	(.42)	18.21	5.82		97		1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	—	(.45)	17.62	3.16		78		1.40		2.59
Class T:
1/31/2020[3,4]	18.08	.25	.34	.59	(.25)	(.09)	(.34)	18.33	3.27	[5,7]	—	[8]	.40	[6,7]	2.65	[6,7]
7/31/2019	17.43	.54	.65	1.19	(.54)	—	(.54)	18.08	6.95	[7]	—	[8]	.39	[7]	3.09	[7]
7/31/2018	17.63	.54	(.20)	.34	(.54)	—	(.54)	17.43	1.98	[7]	—	[8]	.40	[7]	3.10	[7]
7/31/2017[3,9]	17.42	.18	.21	.39	(.18)	—	(.18)	17.63	2.24	[5,7]	—	[8]	.12	[5,7]	1.02	[5,7]
Class F-1:
1/31/2020[3,4]	18.08	.22	.34	.56	(.22)	(.09)	(.31)	18.33	3.10	[5]	75		.72	[6]	2.33	[6]
7/31/2019	17.43	.48	.65	1.13	(.48)	—	(.48)	18.08	6.59		72		.72		2.76
7/31/2018	17.63	.49	(.20)	.29	(.49)	—	(.49)	17.43	1.64		75		.73		2.77
7/31/2017	18.21	.51	(.58)	(.07)	(.51)	—	(.51)	17.63	(.35)		76		.73		2.93
7/31/2016	17.62	.55	.58	1.13	(.54)	—	(.54)	18.21	6.52		83		.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	—	(.57)	17.62	3.85		63		.74		3.26

114	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$18.08	$.24	$.34	$.58	$(.24)	$(.09)	$(.33)	$18.33	3.25%[5]		$472	.45%[6]		2.60%[6]
7/31/2019	17.43	.53	.65	1.18	(.53)	—	(.53)	18.08	6.88		411	.45		3.02
7/31/2018	17.63	.53	(.20)	.33	(.53)	—	(.53)	17.43	1.89		257	.48		3.03
7/31/2017	18.21	.56	(.59)	(.03)	(.55)	—	(.55)	17.63	(.09)		200	.48		3.18
7/31/2016	17.62	.60	.58	1.18	(.59)	—	(.59)	18.21	6.79		213	.48		3.29
7/31/2015	17.52	.62	.09	.71	(.61)	—	(.61)	17.62	4.10		134	.49		3.51
Class F-3:
1/31/2020[3,4]	18.08	.25	.34	.59	(.25)	(.09)	(.34)	18.33	3.29	[5]	303	.36	[6]	2.69	[6]
7/31/2019	17.43	.55	.64	1.19	(.54)	—	(.54)	18.08	6.98		241	.36		3.11
7/31/2018	17.63	.55	(.20)	.35	(.55)	—	(.55)	17.43	2.01		174	.37		3.13
7/31/2017[3,10]	17.27	.29	.36	.65	(.29)	—	(.29)	17.63	3.79	[5]	124	.38	[6]	3.25	[6]

	Six months ended January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	13%	27%	14%	21%	11%	17%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	115

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2020[4,5]	$11.02	$.14	$.19	$.33	$(.13)	$11.22	3.05%[6]		$222		.69%[7]		.63%[7]		2.42%[7]
7/31/2019	10.61	.28	.41	.69	(.28)	11.02	6.57		200		.67		.67		2.60
7/31/2018	10.80	.27	(.19)	.08	(.27)	10.61	.75	[8]	183		.72	[8]	.69	[8]	2.52	[8]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.39)[8]		169		.74	[8]	.69	[8]	2.55	[8]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[8]	161		.72	[8]	.69	[8]	2.54	[8]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[8]	124		.72	[8]	.67	[8]	2.91	[8]
Class C:
1/31/2020[4,5]	11.02	.10	.19	.29	(.09)	11.22	2.66	[6]	12		1.44	[7]	1.38	[7]	1.67	[7]
7/31/2019	10.61	.19	.41	.60	(.19)	11.02	5.74		12		1.46		1.45		1.81
7/31/2018	10.80	.19	(.19)	— [9]	(.19)	10.61	(.04)		12		1.52		1.48		1.73
7/31/2017	11.12	.19	(.32)	(.13)	(.19)	10.80	(1.17)		12		1.52		1.48		1.76
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
Class T:
1/31/2020[4,5]	11.02	.16	.19	.35	(.15)	11.22	3.17	[6,8]	—	[10]	.44	[7,8]	.39	[7,8]	2.65	[7,8]
7/31/2019	10.61	.30	.41	.71	(.30)	11.02	6.78	[8]	—	[10]	.47	[8]	.46	[8]	2.79	[8]
7/31/2018	10.80	.29	(.19)	.10	(.29)	10.61	.98	[8]	—	[10]	.52	[8]	.48	[8]	2.73	[8]
7/31/2017[4,11]	10.68	.09	.13	.22	(.10)	10.80	2.02	[6,8]	—	[10]	.19	[6,8]	.15	[6,8]	.87	[6,8]
Class F-1:
1/31/2020[4,5]	11.02	.14	.19	.33	(.13)	11.22	3.04	[6,8]	2		.70	[7,8]	.64	[7,8]	2.41	[7,8]
7/31/2019	10.61	.27	.41	.68	(.27)	11.02	6.52	[8]	2		.72	[8]	.71	[8]	2.55	[8]
7/31/2018	10.80	.26	(.19)	.07	(.26)	10.61	.69	[8]	2		.79	[8]	.75	[8]	2.45	[8]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.38)[8]		3		.73	[8]	.68	[8]	2.56	[8]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[8]	2		.65	[8]	.62	[8]	2.61	[8]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[8]	2		.80	[8]	.74	[8]	2.83	[8]

116	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class F-2:
1/31/2020[4,5]	$11.02	$.15	$.19	$.34	$(.14)	$11.22	3.14%[6]		$33	.51%[7]		.46%[7]		2.59%[7]
7/31/2019	10.61	.29	.41	.70	(.29)	11.02	6.74		29	.51		.51		2.75
7/31/2018	10.80	.29	(.19)	.10	(.29)	10.61	.89		16	.59		.54		2.67
7/31/2017	11.12	.29	(.32)	(.03)	(.29)	10.80	(.26)		11	.58		.56		2.68
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10		31	.58		.55		2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77		20	.61		.56		3.02
Class F-3:
1/31/2020[4,5]	11.02	.16	.19	.35	(.15)	11.22	3.19	[6]	34	.42	[7]	.36	[7]	2.69	[7]
7/31/2019	10.61	.30	.41	.71	(.30)	11.02	6.83		32	.42		.42		2.84
7/31/2018	10.80	.30	(.19)	.11	(.30)	10.61	1.00		26	.48		.44		2.78
7/31/2017[4,12]	10.58	.15	.22	.37	(.15)	10.80	3.54	[6]	16	.58	[7]	.45	[7]	2.79	[7]

	Six months ended January 31,	Year ended July 31,
	2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	5%	16%	21%	27%	14%	42%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Class T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	117

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2019, through January 31, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

118	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,010.91	$2.89	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class T – actual return	1,000.00	1,011.71	2.13	.42
Class T – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class F-1 – actual return	1,000.00	1,009.94	3.85	.76
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.87	.76
Class F-2 – actual return	1,000.00	1,011.53	2.28	.45
Class F-2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-3 – actual return	1,000.00	1,011.84	1.98	.39
Class F-3 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-6 – actual return	1,000.00	1,011.87	1.98	.39
Class R-6 – assumed 5% return	1,000.00	1,023.24	1.99	.39

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,018.35	$3.05	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	1,014.80	6.60	1.30
Class C – assumed 5% return	1,000.00	1,018.65	6.61	1.30
Class T – actual return	1,000.00	1,019.89	1.53	.30
Class T – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class F-1 – actual return	1,000.00	1,018.23	3.20	.63
Class F-1 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 – actual return	1,000.00	1,019.57	1.88	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,020.07	1.37	.27
Class F-3 – assumed 5% return	1,000.00	1,023.84	1.38	.27
Class R-6 – actual return	1,000.00	1,020.10	1.37	.27
Class R-6 – assumed 5% return	1,000.00	1,023.84	1.38	.27

The Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,030.89	$2.71	.53%
Class A – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class C – actual return	1,000.00	1,027.16	6.39	1.25
Class C – assumed 5% return	1,000.00	1,018.90	6.36	1.25
Class T – actual return	1,000.00	1,032.14	1.43	.28
Class T – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class F-1 – actual return	1,000.00	1,030.46	3.12	.61
Class F-1 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class F-2 – actual return	1,000.00	1,031.78	1.79	.35
Class F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-3 – actual return	1,000.00	1,032.34	1.28	.25
Class F-3 – assumed 5% return	1,000.00	1,023.95	1.28	.25
Class R-6 – actual return	1,000.00	1,032.34	1.28	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

See end of tables for footnote.

American Funds Tax-Exempt Funds	119

American High-Income Municipal Bond Fund

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,039.13	$3.50	.68%
Class A – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class C – actual return	1,000.00	1,035.49	7.08	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,040.70	1.95	.38
Class T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-1 – actual return	1,000.00	1,039.01	3.60	.70
Class F-1 – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class F-2 – actual return	1,000.00	1,040.38	2.26	.44
Class F-2 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class F-3 – actual return	1,000.00	1,040.92	1.75	.34
Class F-3 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-6 – actual return	1,000.00	1,040.93	1.75	.34
Class R-6 – assumed 5% return	1,000.00	1,023.49	1.73	.34

The Tax-Exempt Fund of California

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,031.52	$3.23	.63%
Class A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class C – actual return	1,000.00	1,027.63	7.05	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,032.71	2.05	.40
Class T – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class F-1 – actual return	1,000.00	1,031.04	3.69	.72
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class F-2 – actual return	1,000.00	1,032.46	2.31	.45
Class F-2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-3 – actual return	1,000.00	1,032.90	1.84	.36
Class F-3 – assumed 5% return	1,000.00	1,023.39	1.84	.36

American Funds Tax-Exempt Fund of New York

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,030.49	$3.22	.63%
Class A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class C – actual return	1,000.00	1,026.63	7.05	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,031.75	2.00	.39
Class T – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-1 – actual return	1,000.00	1,030.44	3.28	.64
Class F-1 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-2 – actual return	1,000.00	1,031.41	2.36	.46
Class F-2 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class F-3 – actual return	1,000.00	1,031.93	1.84	.36
Class F-3 – assumed 5% return	1,000.00	1,023.39	1.84	.36

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

120	American Funds Tax-Exempt Funds

Liquidity Risk Management Program

The funds have adopted a liquidity risk management program (the “program”). Each fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

Each fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Tax-Exempt Funds	121

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122	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	123

Offices of the funds

STEX, LTEX, TEBF, AHIM, TEFCA
333 South Hope Street
Los Angeles, CA 90071-1406

TEFNY

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Custodians of assets

STEX, LTEX, TEBF, AHIM, TEFCA
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

TEFNY

Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

124	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Complete January 31, 2020, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results, as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Bond Fund of America®

Investment portfolio

January 31, 2020

unaudited

Bonds, notes & other debt instruments 95.16% Alabama 1.07%	Principal amount (000)	Value (000)
Auburn University, General Fee Rev. Bonds, Series 2018-A, 5.00% 2036	$4,440	$5,615
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 2046	500	585
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	6,450	7,874
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043	23,200	27,821
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 3), Series 2018-A, 4.00% 2048 (put 2023)	2,500	2,734
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	38,750	41,332
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2021	10,000	10,643
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025 (preref. 2022)	2,000	2,212
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 2030	3,000	3,509
County of Jefferson, G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	1,250	1,309
County of Jefferson, G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	2,250	2,439
County of Jefferson, G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	1,750	1,962
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2027	3,000	3,730
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2028	2,500	3,096
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2029	5,000	6,166
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2030	5,000	6,135
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2031	7,500	9,181
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2032	2,250	2,746
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2033	5,040	6,139
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2034	8,200	9,969
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	22,340	25,239
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	17,565	20,091
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	11,300	13,438
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	13,000	15,615
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	1,500	1,830
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	5,000	6,479
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	6,500	9,415
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 2033	2,500	2,834
City of Prattville, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 2033 (put 2024)	450	458
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 2.00% 2033 (put 2024)	425	432
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	4,090	4,382
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 2.00% 2033 (put 2024)	3,625	3,686
City of Tuscaloosa, Public Educational Building Auth., Student Housing Rev. Ref. Bonds (University of Alabama Ridgecrest Residential Facs.), Series 2016-B, BAM insured, 3.125% 2036	2,680	2,817
		261,913

The Tax-Exempt Bond Fund of America — Page 1 of 130

unaudited

Bonds, notes & other debt instruments (continued) Alaska 0.17%	Principal amount (000)	Value (000)
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	$2,080	$2,198
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	14,155	15,581
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2019-A, 3.75% 2042	14,730	16,292
International Airport System, Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	3,000	3,584
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	3,500	4,165
		41,820
Arizona 1.71%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2033	6,395	8,140
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2034	16,455	20,878
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2035	4,265	5,400
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2038	1,530	1,922
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 20231	825	871
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 6.00% 20271	2,000	2,167
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	3,130	3,163
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	6,283
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,054
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	3,164
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,837
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,770
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	4,105	4,455
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	1,816
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,300	1,369
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,388
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 2042	5,000	5,794
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 2048	8,000	9,206
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 2054	26,735	30,534
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,640
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 4.00% 2049	2,730	3,052
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2033	1,000	1,249
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2035	1,100	1,367
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2036	1,000	1,240
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2037	1,045	1,291
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2039	2,045	2,512
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2044	1,630	1,986
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2028	3,360	3,878
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2042	1,000	1,174
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2047	1,310	1,534

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2051	$1,025	$1,191
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 20371	2,150	2,395
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 20471	4,555	5,050
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 20501	4,000	4,459
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20511	700	770
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 20371	1,005	1,124
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 20291	625	658
Industrial Dev. Auth., Municipal Certificates, Series 2019-2, Class A, 3.625% 2033	20,000	23,103
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2028	325	409
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2030	1,130	1,432
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2032	325	407
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2033	350	437
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2035	1,050	1,306
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2038	1,295	1,595
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2049	1,250	1,506
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2054	4,000	4,791
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2058	3,000	3,570
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 20381	3,480	4,120
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 2023	620	673
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2037	725	874
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2052	750	882
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 4.00% 2034	500	566
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 2039	750	921
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 2049	1,500	1,813
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 2054	1,650	1,976
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Project), Series 2019, 4.00% 2049	2,640	2,879
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 2048 (put 2024)	1,035	1,221
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2040	7,250	7,815
County of Maricopa, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 5.00% 2035	9,000	9,122
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2033	5,080	6,210
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2022 (preref. 2020)	2,575	2,618
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029 (preref. 2020)	5,400	5,491

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040 (preref. 2020)	$12,000	$12,201
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 2044	5,000	5,752
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 2049	16,000	18,268
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 5.00% 2049	8,000	9,952
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 2032	7,320	9,122
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 2033	18,655	23,195
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,500	1,846
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2032	2,000	2,457
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2033	1,000	1,227
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,224
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2035	2,000	2,443
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20351	2,675	2,933
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20451	2,500	2,705
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20351	1,000	1,097
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20461	3,900	4,218
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 20441	1,500	1,737
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 3.00% 20201	245	245
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 20351	910	995
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 20451	1,050	1,132
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 20261	2,850	3,000
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 20361	8,535	9,445
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	12,000	12,913
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	15,000	16,335
County of Pima, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Tucson Electric Power Co. Project), Series 2013-A, 4.00% 2029	1,140	1,213
City of Scottsdale, Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	10,711
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	2,500	2,660
Transportation Board, Highway Rev. Ref. Bonds, Series 2011-A, 5.25% 2030 (preref. 2021)	5,000	5,306
Transportation Board, Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,000	2,195
Transportation Board, Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	6,585	7,238
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 2029	1,500	1,906
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 2030	1,250	1,582
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2024	400	445
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2025	500	572
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2026	400	469
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2027	300	360
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2028	400	489
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2029	400	497
		418,603
Arkansas 0.01%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.49% 2044 (put 2022)2	2,750	2,787

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Bonds, notes & other debt instruments (continued) California 6.21%	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	$5,000	$5,747
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	11,600	13,310
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,000	2,304
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2035	3,400	4,142
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2046	500	566
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2032	1,235	1,405
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2033	1,330	1,511
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2038	2,900	3,279
Azusa Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 2044	3,400	4,251
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	1,715	1,823
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	7,315	7,787
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2027	1,085	1,287
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2029	985	1,165
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2030	300	354
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	3,000	3,367
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2042	1,000	1,114
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2045 (put 2023)2	5,000	5,083
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2047 (put 2023)2	4,950	5,033
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2045 (put 2023)2	1,150	1,169
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.04% 2045 (put 2024)2	30,850	31,650
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.64% 2034 (put 2021)2	9,000	9,039
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 2047 (put 2025)	4,400	4,779
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.886% 2045 (put 2021)2	10,000	10,028
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	9,985	12,044
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-8, 5.00% 2056	23,500	29,794
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 2026	1,200	1,372
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037	4,000	4,284
Capistrano Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 1999 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	8,000	6,875
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 4.125% 2030	1,450	1,517
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 4.125% 2031	800	836

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 5.00% 2035	$1,000	$1,072
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2033	750	837
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	3,000	3,094
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2033	5,000	5,832
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2035	5,000	5,777
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 3.00% 2046	2,000	2,083
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 2043	5,000	5,755
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,065	1,309
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	225	276
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,090	1,304
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,725	2,061
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2028	1,370	1,597
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2029	1,325	1,542
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	2,360	2,642
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2028	570	707
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	1,015	1,248
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2032	1,070	1,312
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2033	1,125	1,373
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 2043	4,000	1,991
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 2049	1,000	1,122
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2035	1,500	998
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2037	1,100	679
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2040	500	275
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040 (preref. 2020)	1,840	1,855
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2007-T-1, 5.00% 2039	4,425	6,688
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2014-U-6, 5.00% 2045	2,085	3,270
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 2046	4,000	6,320
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2019-V-1, 5.00% 2049	9,750	15,697
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,070	3,218
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	2,405	2,518
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 2045	5,000	5,809
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2026	895	959
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2030	750	803
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2029	2,140	2,294
El Monte Union High School Dist., G.O. Bonds, 2018 Election, Series 2019-A, 5.00% 2049	1,700	2,060
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 2026	1,300	1,574
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	500	593

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	$500	$592
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2038	1,500	1,769
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	8,150	9,509
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	5,435	6,307
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2033	3,000	3,204
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,560
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2032	890	1,045
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	775	908
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,000	1,109
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, National insured, 5.00% 2023	1,040	1,192
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	2,670	3,290
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	3,120	3,822
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2039	3,000	3,396
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2040	5,000	5,639
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2031	880	1,000
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2034	1,250	1,413
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2034	2,000	1,442
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2035	2,000	1,400
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	10,260	11,892
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	28,944
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2016-B, 3.00% 2043	2,000	2,069
G.O. Bonds, Series 2011, 5.25% 2028	9,185	9,812
G.O. Bonds, Series 2015, 5.25% 2032	10,000	12,274
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	39,545	56,349
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027	9,460	8,518
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2025	10,000	9,396
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	17,000	15,710
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	4,000	4,378
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 2032	9,835	7,630
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 2048	7,000	8,025
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2044	7,000	8,687
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2040	3,000	3,756
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	36,640	57,599
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-1, 1.25% 2036 (put 2020)	4,430	4,441
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2038	2,100	2,617
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	2,695	2,993
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	4,230	4,402
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2024	255	305

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2026	$350	$418
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2034	700	833
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	9,100	10,105
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2033	1,300	1,469
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2032	6,000	7,641
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2035	8,500	10,746
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2036	6,000	7,572
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2012-A, 5.00% 2051	13,745	15,046
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,000	4,557
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 5.00% 2033	4,800	5,815
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.14% 2037 (put 2022)2	19,925	20,236
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 2055 (put 2026)	4,750	4,880
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.535% 2047 (put 2021)2	16,475	16,502
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, (3-month USD-LIBOR x 0.70 + 0.20%) 1.446% 2038 (put 2021)2	27,000	27,031
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-3, (3-month USD-LIBOR x 0.70 + 0.37%) 1.706% 2038 (put 2020)2	6,000	6,001
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (3-month USD-LIBOR x 0.70 + 0.33%) 1.576% 2047 (put 2022)2	5,870	5,884
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2028	1,000	1,260
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2030	950	1,186
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2039	1,000	1,124
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	100	106
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2028	675	721
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 5.00% 2023	1,235	1,367
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2020	450	461
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2023	1,100	1,259
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2027	325	369
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2030	700	788
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	350	407
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2033	585	679
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2034	615	713
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2035	375	434
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	1,000	1,144
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	1,000	1,188
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2026	1,300	1,584
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2027	1,085	1,349
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2034	1,000	1,212
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2047	2,000	2,365
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2051	3,000	3,519
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 2042	1,000	1,190

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 4.00% 2026	$150	$172
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2049	1,000	1,179
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2057	1,000	1,170
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2032	250	304
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2033	120	146
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2034	475	575
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2035	530	641
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2036	510	614
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2037	705	846
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2038	645	773
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 2024	1,145	1,323
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2026	700	830
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2032	1,260	1,476
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,250	1,444
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2029	1,435	1,634
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2030	1,500	1,703
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 2033	1,890	2,205
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,330	1,536
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2040	3,240	3,710
City of Lancaster, Successor Agcy. to the Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,100	1,209
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	3,750	4,229
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,250	1,410
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2024	1,000	1,155
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,071
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,071
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	3,000	3,036
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2040	2,235	2,561
Long Beach Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-G, Assured Guaranty insured, 0% 2029	3,995	3,412
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,150	1,341
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2030	1,000	1,164
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2031	700	814
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2013-B, 5.00% 2038	1,500	1,680
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 2042	1,400	1,732

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-B, 5.00% 2049	$1,805	$2,277
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	5,000	5,058
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	1,500	1,819
City of Los Angeles, Housing Auth., Mortgage Rev. Ref. Bonds (Property Acquisition Ref.), Series 2009-A, 6.00% 2029	1,000	1,003
City of Los Angeles, Housing Auth., Mortgage Rev. Ref. Bonds (Property Acquisition Ref.), Series 2009-A, 6.375% 2039	3,000	3,011
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022 (escrowed to maturity)	5,000	5,611
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027	1,950	2,235
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039 (preref. 2020)	2,000	2,045
Los Angeles County Facs. Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2043	1,250	1,562
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-M-1, 5.25% 2042	20,000	25,293
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 2029	2,980	3,860
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	3,257
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2031	570	605
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2020	250	254
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2032	725	858
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2033	760	896
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2034	600	706
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2036	850	996
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2026	1,440	1,783
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2029	1,260	1,547
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2031	250	305
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2033	345	418
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	4,390	5,380
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,843
Moreland School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2029	2,505	2,100
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	2,000	2,287
Morongo Band of Mission Indians, Rev. Ref. Bonds, Series 2018-B, 5.00% 20421	3,025	3,518
Municipal Fin. Auth., Insured Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 5.00% 2031	1,810	2,252
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 20451	1,600	1,863
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 20361	1,500	1,746
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 20461	1,500	1,719
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)1	3,400	3,681

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	$850	$997
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2030	1,000	1,159
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2032	1,000	1,150
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2038	3,750	4,232
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 2044	3,250	3,849
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	2,810	3,052
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,362
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2024	760	879
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	2,620	3,188
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2027	1,875	2,270
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2031	1,915	2,283
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2032	1,175	1,397
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,203
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2034	2,935	3,521
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.999% 20272	18,500	18,315
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	1,400	1,533
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025 (preref. 2020)	5,000	5,070
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	4,590	4,882
Ontario-Montclair School Dist., G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2043	2,355	2,867
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2026	1,070	1,180
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2027	1,300	1,431
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2028	750	826
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.00% 2034	730	844
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 2041	1,250	1,458
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village - Improvement Area No. 1), Special Tax Bonds, Series 2018-A, 5.00% 2036	2,880	3,532
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village - Improvement Area No. 1), Special Tax Bonds, Series 2018-A, 5.00% 2047	6,000	7,210
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,851
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 2030	250	310
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	2,250	2,708
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2030 (preref. 2020)	7,500	7,788
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	7,000	6,036
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2030	16,520	13,419
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	2,361
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	650	747
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,260	1,441
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2030	1,920	2,389

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2031	$2,055	$2,546
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2032	2,200	2,720
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2033	985	1,215
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,265	1,497
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	590	696
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 2036	725	817
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2033	500	586
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,166
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	3,000	3,244
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 2032	2,500	2,876
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2025	1,000	1,125
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2027	425	483
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2028	1,185	1,339
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2030	1,390	1,557
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	1,835	2,078
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2029	1,500	1,858
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039	1,340	1,559
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2026	335	407
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2033	310	374
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2034	1,000	1,203
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2028	490	561
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2029	540	617
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2035	2,375	2,680
City of Riverside, Rev. Ref. Water Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.15%) 1.07% 2035 (put 2020)2	2,000	2,000
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,235	1,509
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	600	707
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,168
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,167
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 4.00% 2037	2,500	2,756
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2029	2,560	3,119
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2031	1,500	1,811

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2016-B, BAM insured, 4.00% 2032	$1,000	$1,117
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	1,480	1,761
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	2,135	2,536
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2030	2,175	2,573
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,040	1,228
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,115	1,314
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,170
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019-B, 3.00% 2036	1,070	1,145
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2021	1,005	1,063
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2022	500	545
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	593
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2037	1,750	2,017
City of Roseville, Fin. Auth., Electric System Rev. Ref. Bonds, Series 2017-A, 4.00% 2036	3,365	3,890
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2025	100	122
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2028	1,735	2,074
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2035	3,000	3,517
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 2024	1,160	1,331
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 2033	1,500	1,692
City of Sacramento, Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2025	7,500	9,405
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	1,500	1,707
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,219
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	4,200	5,080
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 1.827% 20342	6,295	6,088
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020	520	522
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020 (escrowed to maturity)	305	306
Counties of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	10,500	11,848
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,140
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,138
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	21,805
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2028	975	1,147
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,379

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-F, 5.00% 2050	$8,000	$10,054
City and County of San Francisco, Rev. Ref. Certs. of Part., Series 2010-A, 5.00% 2026	3,020	3,104
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	3,000	3,134
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2024 (preref. 2020)	800	817
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.125% 2025 (preref. 2020)	840	858
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035 (preref. 2020)	1,500	1,535
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 2031	29,425	24,422
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2028	400	470
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2038	2,500	2,881
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	3,539
Santa Ana Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B, Assured Guaranty insured, 0% 2034	10,000	7,255
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,340
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2046	1,245	1,431
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	2,920	3,396
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20461	1,960	2,305
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 0.50% 20402	14,800	14,800
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Miramar Tower Apartments), Series 2019-M, 1.30% 2022 (put 2021)	3,000	3,008
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	6,740	6,748
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-C, 2.625% 2033 (put 2023)	10,000	10,507
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	2,600	2,732
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 4.50% 2029	4,505	4,601
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	16,500	18,727
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 2038 (put 2029)	4,000	5,386
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	9,000	12,118
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,000	6,510
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	465	509
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 20251	5,000	5,854
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 20411	3,425	3,894
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 20561	1,000	1,140
Statewide Communities Dev. Auth., Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 5.375% 2044	2,000	2,298
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042 (preref. 2020)	9,000	9,252
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	500	509

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.25% 2030	$4,850	$5,002
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 20361	750	860
Statewide Communities Dev. Auth., Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,450	1,616
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2032	1,250	1,488
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2032	1,245	1,451
City of Temecula, Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,220	1,534
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2029	1,005	1,203
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2030	630	753
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2031	1,295	1,546
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	2,965	3,533
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	2,135	2,539
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	500	593
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 2031	1,010	1,070
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	3,000	3,067
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2032	2,655	2,803
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2033	1,380	1,450
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	18,759
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2041	8,640	10,514
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2046	6,755	8,150
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,215	1,438
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2037	1,000	1,178
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	300	342
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	1,000	1,107
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2023	545	626
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2026	1,285	1,531
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2028	1,265	1,489
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 2033	4,000	4,763
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 2038	2,155	2,537
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 2041	5,750	2,639
Regents of the University of California, Limited Project Rev. Bonds, Series 2017-M, 5.00% 2047	17,700	21,722

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.61%) 1.889% 20302	$24,340	$24,509
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.67%) 1.949% 20372	10,000	9,968
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,608
County of Ventura, Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,330
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CL, 3.50% 2030	7,500	8,056
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2026	1,140	1,381
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2027	1,410	1,696
Walnut Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 2036	5,655	3,685
Washington Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2031	1,000	788
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2032	1,400	1,583
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2033	1,455	1,643
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2027	350	435
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2028	550	680
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,205	1,486
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2031	675	823
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,035	1,266
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,165	1,406
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2044	1,105	1,303
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2032	3,425	3,898
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2033	3,560	4,040
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 5.00% 2029	1,000	1,240
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 5.00% 2030	1,570	1,940
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2016, 4.00% 2041	2,555	2,770
		1,516,592
Colorado 2.34%
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2015, 5.75% 2045	550	575
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 2039	775	833
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	7,600	9,193
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2043	3,250	3,876
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2046	1,000	1,056
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 3.25% 2050	2,250	2,365

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2021	$100	$106
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2022	100	110
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2023	120	135
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2024	135	156
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2025	125	148
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2026	135	159
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2027	125	147
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2028	260	304
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2029	125	146
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2030	250	290
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2031	135	157
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2050	1,500	1,775
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2022	165	177
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2023	195	215
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2024	200	226
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2025	180	208
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2026	195	230
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2027	200	239
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2028	210	256
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2029	210	259
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2030	215	264
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2031	230	281
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2033	255	310
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2034	285	346
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2035	100	121
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.00% 2022	332	338
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.50% 2027	500	531
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2037	1,275	1,468
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2047	5,255	5,971
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2037	200	230

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	$135	$145
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax Rev. Ref. Bonds, Series 2018-A, 5.125% 2048	4,425	4,779
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 5.50% 2035	1,000	1,017
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 5.75% 2046	1,800	1,824
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 6.00% 2050	1,650	1,683
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2016, 4.375% 2031	1,717	1,768
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.00% 2021	1,517	1,529
Board of Trustees of Colorado School of Mines, Institutional Enterprise Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.67 + 0.50%) 1.693% 20232	2,910	2,905
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2042	4,000	4,940
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2018-A-1, 5.00% 2023	2,000	2,310
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2018-A-1, 5.00% 2024	1,500	1,790
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2018-A-1, 5.00% 2025	1,000	1,230
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	3,000	4,062
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 5.375% 2033	1,750	1,992
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 5.625% 2038	1,310	1,492
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 2033	2,000	1,354
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 2034	2,000	1,293
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,500	1,776
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2032	3,000	3,535
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2035	2,000	2,337
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,500	1,749
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, 5.00% 2048	3,000	3,683
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, National insured, 5.00% 2029	1,510	1,841
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2017-A, 5.00% 2041	4,750	5,491
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2028	4,485	5,352
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,660	3,162
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,777
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,182
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	1,685	1,987
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,250	1,434
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,162
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	3,891
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 20391	1,335	1,437
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 1997-B, National insured, 0% 2020	7,050	7,008
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2030	15,560	12,414

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 2027	$3,250	$2,844
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2035	16,260	11,275
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.155% 2039 (put 2021)2	5,550	5,594
E-470 Public Highway Auth., Rev. Bonds, Series 2019-A, (1-month USD-LIBOR x 0.67 + 0.42%) 1.528% 2039 (put 2021)2	8,510	8,510
Educational and Cultural Facs. Auth., Rev. Bonds (University of Denver Project), Series 2007, National insured, 5.00% 2035	5,315	7,305
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2027	1,500	1,648
Counties of Garfield and Mesa, Grand River Hospital Dist., Unlimited Tax G.O. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	2,050	2,346
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	7,152
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2026 (preref. 2025)	100	121
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	1,500	1,817
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030 (preref. 2025)	2,190	2,653
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2031	3,250	3,938
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,000	1,212
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	1,600	1,938
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2040	2,500	3,029
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	5,500	6,663
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2023 (escrowed to maturity)	2,000	2,269
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	3,460	4,427
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2033	6,910	8,841
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,020	2,584
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	29,780	32,597
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	2,485	2,870
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033 (preref. 2022)	6,175	6,759
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	3,130	3,719
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2026)	6,200	7,752
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	11,855	14,422

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	$22,500	$27,469
Health Facs. Auth., Hospital Rev. Bonds (Children’s Hospital Colorado Project), Series 2013-A, 5.00% 2033	12,000	13,615
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Association Project), Series 2018, 2.80% 2042 (put 2023)	3,800	3,955
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B-1, 5.00% 2027 (preref. 2022)	1,000	1,109
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2015-C-4, (1-month USD-LIBOR + 1.25%) 2.46% 2039 (put 2020)2	5,000	5,010
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 4.00% 2049	2,000	2,224
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	1,050	1,236
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 20423	2,500	1,651
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 20473	2,665	1,758
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.00% 2021 (escrowed to maturity)	235	246
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2023	610	646
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2024	270	291
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2028	305	364
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	500	579
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2025	565	638
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	8,765	9,517
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	1,050	1,207
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,010	4,628
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2022	470	518
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2028	1,065	1,243
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	3,500	4,010
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	11,187
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2036	5,750	6,741
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2037	4,000	4,663
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2038	5,800	6,743
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2032	4,000	5,281
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 2040	29,570	34,206
High Performance Transportation Enterprise, C-470 Express Lanes Rev. Bonds, Series 2017, 5.00% 2056	5,000	5,492
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	4,195	4,529
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 2048	7,440	8,067
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	2,440	2,689
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	13,020	14,360
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 2049	1,870	2,096
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-H, Class III, 4.25% 2049	7,935	8,914
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 2050	6,000	6,700
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 2050	8,640	9,532
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 20211	1,000	1,055
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	5,193
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	7,104
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	3,000	3,041
Regional Transportation Dist., Certs. of Part., Series 2014-A, 5.00% 2044	9,500	10,570

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	$22,765	$23,166
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	1,575	1,660
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 2054 (put 2024)	15,000	15,583
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2015-A, 5.00% 2031 (preref. 2025)	1,000	1,214
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2039	1,750	2,001
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2021	100	107
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2023	125	142
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2025	150	180
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2026	105	129
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2027	110	137
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2029	150	194
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	150	193
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2031	155	199
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2032	175	223
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2033	185	236
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2034	200	254
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2035	215	272
		570,784
Connecticut 0.93%
G.O. Bonds, Series 2014-B, (SIFMA Municipal Swap Index + 0.63%) 1.57% 20202	3,375	3,376
G.O. Bonds, Series 2018-E, 5.00% 2033	4,000	5,035
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2010-A, 7.875% 2039 (preref. 2020)	1,000	1,011
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 20301	11,500	13,621
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 2037	1,605	1,920
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 20501	735	864
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford Inc. Project), Series 2016-A, 5.00% 20531	735	807
Health and Educational Facs. Auth., Rev. Bonds (Nuvance Health Issue), Series 2019-A, 4.00% 2034	3,000	3,453
Health and Educational Facs. Auth., Rev. Bonds (Nuvance Health Issue), Series 2019-A, 4.00% 2036	2,235	2,558
Health and Educational Facs. Auth., Rev. Bonds (Nuvance Health Issue), Series 2019-A, 4.00% 2041	2,500	2,808
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,460	1,753
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2030	2,265	2,725
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2031	3,000	3,593
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2035	2,895	3,440
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2036	2,990	3,546

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Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Yale New Haven Health Issue), Series 2014-B, 1.80% 2049 (put 2024)	$10,000	$10,276
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1997-T-2, 1.65% 2029 (put 2020)4	300	300
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 1.80% 2037 (put 2021)	7,810	7,876
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	11,600	11,637
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.30% 2048 (put 2020)	5,000	5,000
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-2, 5.00% 2057 (put 2023)	14,000	15,649
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	5,490	5,799
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 2051	1,340	1,382
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 2036	5,000	5,194
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	5,800	6,106
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	2,310	2,483
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 2032	3,870	4,170
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 2037	4,750	5,150
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	3,465	3,723
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 2032	3,000	3,189
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	4,525	4,869
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 2047	6,720	7,296
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-1, 3.50% 2033	2,705	2,959
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 2045	13,410	14,685
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	2,985	3,291
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 2049	4,400	4,971
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 2049	6,300	7,153
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 2043	6,505	7,123
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 2.30% 2035	2,000	2,003
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 3.50% 2045	3,000	3,326
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	2,230	2,298
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	1,980	2,049
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	1,640	1,708
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 20451	1,710	1,757
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 20451	2,735	2,942
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 4.75% 20201	765	765
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 20301	5,500	6,302
Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2008-A, 5.00% 2031	10,000	12,482
		226,423
Delaware 0.12%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 2029	535	605
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 2039	720	854
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 2049	900	1,049
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 2054	835	968

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Bonds, notes & other debt instruments (continued) Delaware (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2011, 5.00% 2025 (preref. 2020)	$1,624	$1,651
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 2055	20,455	23,568
		28,695
District of Columbia 1.34%
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 20444	2,000	2,720
Federal Highway Grant Anticipation Rev. Bonds, Series 2020, 5.00% 2030	1,000	1,327
Federal Highway Grant Anticipation Rev. Bonds, Series 2020, 5.00% 2031	1,500	1,981
Federal Highway Grant Anticipation Rev. Bonds, Series 2020, 5.00% 2032	1,000	1,314
Federal Highway Grant Anticipation Rev. Bonds, Series 2020, 5.00% 2033	1,000	1,311
Federal Highway Grant Anticipation Rev. Bonds, Series 2020, 5.00% 2034	2,000	2,613
G.O. Bonds, Series 2016-D, 5.00% 2041	3,000	3,646
G.O. Bonds, Series 2017-D, 5.00% 2035	5,000	6,227
G.O. Bonds, Series 2017-D, 5.00% 2036	8,250	10,250
G.O. Bonds, Series 2017-D, 5.00% 2042	4,645	5,688
G.O. Bonds, Series 2018-A, 5.00% 2026	1,000	1,254
G.O. Bonds, Series 2018-A, 5.00% 2032	7,775	9,992
G.O. Bonds, Series 2018-A, 5.00% 2033	8,610	11,028
G.O. Bonds, Series 2018-A, 5.00% 2035	3,655	4,654
G.O. Bonds, Series 2019-A, 5.00% 2044	21,045	26,613
G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2038	1,800	2,079
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	5,510	6,846
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2037	2,500	3,098
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences), Series 2019, 1.45% 2039 (put 2022)	1,250	1,259
Metropolitan Washington DC Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,849
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 2035	1,720	2,021
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 2036	2,380	2,791
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 2039	2,020	2,346
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2029	1,000	1,301
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2031	1,415	1,858
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2032	2,500	3,272
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2033	2,100	2,739
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2034	2,005	2,604
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2031	5,100	3,934
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2035	9,470	6,420
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2036	5,880	3,840
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2038	25,280	15,314
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2040	23,255	13,056
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	40,000	25,158
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2053	28,000	31,708
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2014-A, 5.00% 2053	4,900	5,239
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 2054	1,150	1,379
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	1,175	1,370
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	400	461
Rev. Bonds (KIPP DC Issue), Series 2013-A, 6.00% 2033 (preref. 2023)	1,000	1,171
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 2048	2,110	2,499

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Bonds, notes & other debt instruments (continued) District of Columbia (continued)	Principal amount (000)	Value (000)
Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	$5,700	$5,978
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,000	6,256
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	3,750	4,773
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 2023	1,235	1,355
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 2028	3,925	5,042
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,294
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2037	9,320	11,297
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2039	7,630	9,211
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 2030	3,750	4,709
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 2031	3,750	4,696
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 2052	16,000	19,315
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2018-A, 5.00% 2049	12,400	15,336
		327,492
Florida 6.45%
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2036	1,285	1,501
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	12,900	14,968
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 2049	27,245	30,528
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 2037 (put 2026)	2,000	2,429
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2022	105	115
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2029	420	499
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2030	435	516
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2031	460	544
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2032	480	565
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2043	735	847
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2048	1,500	1,722
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2053	6,300	7,206
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2037	2,220	2,436
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	5,000	5,699
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	4,835	5,466
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 3.20% 2032	1,095	1,158
County of Broward, Water and Sewer Utility Rev. Bonds, Series 2019-A, 4.00% 2042	8,000	9,268
County of Broward, Water and Sewer Utility Rev. Bonds, Series 2019-A, 4.00% 2043	7,000	8,077
County of Broward, Water and Sewer Utility Rev. Bonds, Series 2019-A, 4.00% 2044	10,000	11,496
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.25% 2023	1,520	1,560
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.50% 2024	1,265	1,321
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 2025	1,175	1,253
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 2026	945	1,015
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 3.00% 2027	660	718
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 3.00% 20291	425	439

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 20491	$1,255	$1,448
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 2043	3,500	4,317
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 2048	1,565	1,916
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2044	32,000	39,945
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	4,000	4,908
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 2035	21,000	24,102
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 2039	5,000	5,589
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 2040	6,720	7,471
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2038	9,935	12,157
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2042	1,550	1,880
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2021	3,210	3,221
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2023	3,545	3,557
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2024	3,725	3,737
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2025	3,920	3,933
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2026	3,120	3,130
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	10,500	11,064
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.00% 2026	975	998
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.125% 2027	995	1,020
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.25% 2028	1,020	1,046
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.375% 2029	1,040	1,072
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.75% 2033	2,230	2,311
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 3.00% 2038	2,930	3,055
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2043	10,000	12,051
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2048	4,000	4,796
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2023	500	520
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 2025	1,150	1,223
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2027	600	640
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2028	755	802
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 2030	240	254
County of Collier, Pine Air Lakes Community Dev. Dist., Special Assessment Bonds, Series 2008, 6.75% 2039	2,870	2,872
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 2038	2,500	3,010
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	2,970	3,308
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	8,065	9,150
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 3.00% 2038	11,560	12,495

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 3.00% 2039	$10,905	$11,754
County of Escambia, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 2033 (put 2024)	775	788
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 4.00% 2045	10,555	11,813
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 4.00% 2050	5,140	5,720
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 5.00% 2040	4,000	4,961
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	14,755	15,070
County of Escambia, Pollution Control Rev. Ref. Bonds (Gulf Power Co. Project), Series 2002, 2.60% 2023	2,500	2,609
City of Fort Lauderdale, Water and Sewer Rev. Bonds, Series 2018, 4.00% 2041	13,920	15,829
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2032	2,000	2,518
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2033	2,500	3,141
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2036	500	625
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,028
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2046	21,020	25,073
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.00% 2037	545	604
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.125% 2047	910	997
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Ringling College Project), Series 2017, 5.00% 2042	6,000	7,003
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Ringling College Project), Series 2017, 5.00% 2047	8,000	9,267
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022	675	731
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2032	1,000	1,069
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	795
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2030	1,150	1,360
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2031	1,500	1,766
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2033	1,300	1,522
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2035	4,580	5,332
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2036	1,380	1,603
County of Hillsborough, Aviation Auth., Tampa International Airport Customer Fac. Charge Rev. Bonds, Series 2015-A, 5.00% 2044	6,350	7,295
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2044	5,000	5,768
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2018-F, 5.00% 2048	5,170	6,383
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	55	56
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2014-B, 3.00% 2045	1,575	1,617
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	540	560
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	65	66
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 2047	3,570	3,775
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	9,400	9,989
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	17,470	18,885

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	$2,715	$2,957
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 2050	15,000	16,707
Housing Fin. Corp., Multi Family Rev. Bonds (Parrish Oaks), Series 2020-A, 1.25% 2023 (put 2022)	600	602
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 2035	945	1,046
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,327
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,505
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,505
City of Jacksonville, Health Care Facs. Rev. Ref. Bonds (Baptist Health), Series 2019-A, 5.00% 2032	2,200	2,858
JEA, Electric System Rev. Bonds, Series 2012-A, 4.00% 2031	3,200	3,295
JEA, Electric System Rev. Bonds, Series 2012-A, 4.00% 2033	5,300	5,453
JEA, Electric System Rev. Bonds, Series 2017-B, 3.375% 2034	650	666
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	4,250	5,225
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2031	7,935	9,873
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2033	5,280	6,538
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 2035	4,000	4,572
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 2036	1,725	1,960
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 2037	2,000	2,265
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2027	8,800	11,132
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2028	8,010	10,122
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2029	4,000	5,032
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2030	4,650	5,822
JEA, St. Johns River Power Park System Rev. Bonds, Issue 3, Series 2008-2, 5.00% 2037	11,325	11,360
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2029	4,350	5,490
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2033	5,565	6,937
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,085	2,514
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,355	1,625
County of Lee, Airport Rev. Ref. Bonds, Series 2015, 5.00% 2033	3,340	4,012
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.125% 2026	500	544
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2044	5,225	6,103
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2049	4,565	5,310
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	2,000	2,354
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,467
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,250	1,463
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,163
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,161
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,159
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 4.00% 2037	3,000	3,759
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2033	2,350	2,999
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2034	2,000	2,539
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2035	2,000	2,529
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2036	1,750	2,203
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2037	2,500	2,886
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2035	1,450	1,550

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2022	$665	$721
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2023	700	784
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2024	645	731
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2025	380	442
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2026	815	971
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042 (preref. 2021)	3,250	3,506
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 2045 (preref. 2024)	11,300	13,381
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041 (preref. 2020)	4,000	4,118
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041 (preref. 2020)	2,800	2,885
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-A-1, 5.375% 2035	210	216
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-A-1, 5.375% 2035 (preref. 2020)	790	813
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	5,117
County of Miami-Dade, Aviation Rev. Bonds, Series 2016-A-1, 5.00% 2029	3,285	3,374
County of Miami-Dade, Aviation Rev. Bonds, Series 2016-A-1, 5.00% 2029 (preref. 2020)	270	277
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	1,850	2,256
County of Miami-Dade, Educational Facs. Auth., Rev. and Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2035	1,300	1,517
County of Miami-Dade, Educational Facs. Auth., Rev. and Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2040	6,500	7,514
County of Miami-Dade, Educational Facs. Auth., Rev. and Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2045	10,000	11,480
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2010-A, 5.00% 2040	3,050	3,098
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 2029	1,415	1,636
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	2,725
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,574
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	1,500	1,642
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,529
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	4,740
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2039	6,485	7,372
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	3,000	3,387
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2027	3,000	3,477
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2030	2,000	2,308
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2031	2,560	2,953
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	3,180	3,878
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	7,200	8,763
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	2,385	2,894
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	3,300	3,996
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	2,000	2,414
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	8,745	10,511
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,199
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 1.50% 2027 (put 2020)	2,475	2,484
County of Miami-Dade, School Board, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,232
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 2031	300	322
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 2036	560	600

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 2046	$1,240	$1,323
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028 (preref. 2020)	8,000	8,219
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2017-A, 4.00% 2047	4,750	5,326
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2019, 5.00% 2043	7,360	9,159
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2019, 5.00% 2046	20,640	25,443
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	4,000	4,464
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 4.00% 2038	15,000	17,103
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2019-B, 4.00% 2049	38,000	43,464
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2020	1,000	1,030
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	500	566
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 2040	1,190	1,403
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 2045	2,500	2,923
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2032	1,645	1,875
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,800	2,046
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2040	12,850	14,645
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2044	2,000	2,265
City of Miami Beach, Water and Sewer Rev. and Rev. Ref. Bonds, Series 2017, 5.00% 2047	17,550	21,132
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2024	1,750	2,027
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	7,000	8,107
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,152
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2040	1,750	2,004
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 2040	1,900	2,165
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	117
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2029	990	1,054
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	3,530	3,700
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2027	675	818
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2028	1,250	1,508
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2031	1,715	2,055
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2029	6,000	7,420
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2030	5,000	6,168
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2031	2,000	2,462
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,587
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2035	2,000	2,427
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2036	6,965	8,431
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	12,500	14,898
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2048	9,250	10,924
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	3,965	4,604
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2028	2,110	2,501
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	4,900	5,661
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	6,250	7,158

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	$7,900	$8,987
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	5,400	6,107
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	6,820	7,669
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	12,720	14,240
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mayflower Retirement Center, Inc. Project), Series 2012, 4.50% 2027	775	801
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mayflower Retirement Center, Inc. Project), Series 2012, 5.00% 2032	520	539
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2024	4,000	4,707
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2025	4,000	4,844
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2026	3,000	3,723
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	2,000	2,428
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2034	5,000	6,051
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2036	3,000	3,607
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,188
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	2,000	2,055
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	3,000	3,206
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029 (preref. 2020)	5,505	5,597
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035 (preref. 2020)	4,550	4,626
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035 (preref. 2020)	1,045	1,063
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040 (preref. 2020)	1,835	1,866
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040 (preref. 2020)	1,165	1,184
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040 (preref. 2020)	7,620	7,748
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2024	2,000	2,266
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	30,714
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 2049	10,110	11,438
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033 (preref. 2020)	3,500	3,623
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	6,255	7,450
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 2045	725	845
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project), Series 2004-B, 4.00% 2034	1,200	1,201
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 2.00% 2020	65	65
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2026	675	773
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2030	3,655	4,126
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2038	2,380	2,656
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-B, 5.00% 2032	650	757

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, 3.875% 2033	$1,720	$1,943
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.375% 2020	185	185
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.50% 2021	115	116
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.625% 2022	145	149
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.75% 2023	180	187
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.875% 2024	325	342
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.00% 2025	350	374
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.125% 2026	360	390
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.25% 2027	370	404
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.40% 2028	385	426
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.50% 2029	385	431
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 4.125% 2039	1,605	1,815
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 20363	2,085	120
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 5.25% 20153	725	42
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 20383	3,005	173
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 20143	1,385	80
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 20384	2,055	2,153
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-B-2, 5.25% 20153	590	34
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 20354	385	425
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Capital Appreciation Bonds, Series 2012-A-1, 6.00% 20364	1,045	1,085
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	1,200	1,344
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	4,065	4,523
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2030	1,750	2,002
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2031	2,000	2,281
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2032	1,000	1,138
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2033	2,900	3,290
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund - Intermodal Program), Series 2011-A, 5.00% 2029	1,240	1,321
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 20143	10,125	—5
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 20396,7	31,140	4,911
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 20133	2,525	2,020

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 2025	$1,095	$1,159
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	845	911
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 2027	1,160	1,261
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	1,200	1,318
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.625% 2024	410	428
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.75% 2025	420	444
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.00% 2026	430	463
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.125% 2027	445	483
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.25% 2028	460	505
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 2026	2,395	2,443
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.25% 2027	2,450	2,504
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.40% 2028	2,510	2,573
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.50% 2029	2,570	2,641
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 2033	5,530	5,780
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 2037	6,240	6,480
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.10% 2026	1,030	1,052
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.25% 2027	1,055	1,082
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.30% 2028	1,080	1,103
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.40% 2029	1,105	1,131
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2033	2,380	2,498
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2040	4,030	4,172
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 2036	1,000	1,091
County of St. Johns, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040 (preref. 2020)	3,750	3,840
County of St. Johns, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 6.00% 2045 (preref. 2020)	2,000	2,049
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 2032	2,105	2,056
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 2045	140	136
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2024	360	366

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 2026	$375	$383
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.375% 2028	390	399
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.875% 2033	1,000	1,036
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 2038	1,000	1,031
County of Sarasota, Hospital Dist. Rev. Bonds (Sarasota Memorial Hospital Project), Series 2018, 5.00% 2038	10,000	12,349
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 5.00% 2028	2,000	2,440
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	1,007
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2042	8,250	9,954
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2047	8,000	9,569
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20301	1,250	1,408
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2026	550	636
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2027	1,000	1,149
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2022	360	379
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2023	375	402
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2024	385	421
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2025	305	339
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2026	350	395
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2027	325	369
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2028	340	383
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2029	355	399
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,053
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,054
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,134
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,000	2,396
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2035	2,000	2,392
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2037	4,525	5,388
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	2,650	3,041
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2036	2,000	2,340
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	1,025	1,187
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	1,500	1,704
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	490	496
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023 (preref. 2020)	510	516
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2033	1,000	1,167
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2035	2,000	2,324
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2040	4,555	5,232
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2045	1,500	1,714
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	3,168
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,563

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Tampa Bay Water Auth., Utility System Rev. Ref. Bonds, Series 2016-C, 5.00% 2027	$6,425	$8,268
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017, 5.00% 2047	14,900	17,892
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017-C, 5.00% 2048	5,000	6,084
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	4,000	4,364
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042 (preref. 2022)	2,180	2,391
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 2042	49,670	56,154
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 4.00% 2048	3,500	3,997
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	15,935	18,155
University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 2031	655	698
University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 2034	1,060	1,120
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2020-A, 4.00% 2035	400	463
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2020-A, 4.00% 2036	510	588
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2020-A, 4.00% 2037	725	833
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2020-A, 4.00% 2038	750	858
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2020-A, 4.00% 2039	1,000	1,141
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2020-A, 5.00% 2044	4,000	4,974
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2020-A, 5.00% 2049	7,500	9,259
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	5,000	5,764
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2029	1,000	1,175
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2033	1,635	1,905
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2034	1,620	1,885
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2045	4,000	4,572
City of West Palm Beach, Utility System Rev. Bonds, Series 2017-A, 5.00% 2042	7,800	9,552
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	1,530	1,552
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	1,515	1,572
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	940	976
		1,576,808
Georgia 2.59%
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2037	1,000	1,071
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	10,376
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2038	10,000	12,772
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2039	30,530	38,888
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2040	10,000	12,703
City of Atlanta, Dev. Auth., Rev. Bonds (Georgia State University Research Foundation - Science Park, LLC Project), Series 2016, 5.00% 2026	500	621
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2025 (preref. 2023)	1,000	1,140
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2026 (preref. 2023)	4,000	4,562

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2027 (preref. 2023)	$7,165	$8,172
City of Atlanta, Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	860	864
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2024	1,650	1,937
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Herndon Square Senior Apartments Project), Series 2019, 1.36% 2022 (put 2021)	600	602
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2034	1,960	2,294
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2035	1,910	2,224
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2036	2,500	2,900
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2037	4,000	4,615
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2038	9,000	10,356
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	21,500	23,263
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,450	6,801
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,000	1,207
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 2032	3,925	4,698
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 2040	17,280	20,397
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 2033	1,000	1,214
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 2034	2,000	2,422
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 2035	1,750	2,106
County of Baldwin and City of Milledgeville, Dev. Auth., Student Housing Rev. Ref. Bonds (Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, (3-month USD-LIBOR + 0.65%) 1.929% 20332	10,000	9,680
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2034	1,410	1,749
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2035	1,580	1,954
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2036	1,230	1,518
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2037	1,075	1,321
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995, 2.25% 2032 (put 2023)	4,000	4,101
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012, 1.70% 2049 (put 2024)	7,500	7,577
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	25,350	26,766
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2013-A, 2.40% 2040 (put 2020)	35,290	35,352
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2017-C, 4.125% 2045	5,000	5,497
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	1,370	1,688
County of Cobb, Dev. Auth., Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,086
County of Cobb, Dev. Auth., Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	1,500	1,628
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 2036	1,500	1,824
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020 (escrowed to maturity)	2,355	2,414
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030 (preref. 2020)	7,950	8,183

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040 (preref. 2020)	$13,125	$13,520
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,674
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,604
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,672
County of Fulton, Dev. Auth., Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	3,675	3,677
G.O. Rev. Ref. Bonds, Series 2016-F, 5.00% 2021	1,000	1,058
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2021	5,000	5,200
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2024	2,500	2,918
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2025	2,500	3,023
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2031	1,000	1,245
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2034	1,500	1,856
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2036	5,405	6,656
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,930	2,939
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030 (preref. 2020)	9,415	9,427
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, (SIFMA Municipal Swap Index + 0.95%) 1.89% 2035 (put 2020)2	11,800	11,803
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2022	1,435	1,455
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2022 (preref. 2020)	505	513
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2015, 5.00% 2030	2,250	2,651
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	1,620	1,694
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	3,270	3,430
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	3,215	3,381
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-B, 4.00% 2047	2,355	2,513
County of Houston, Hospital Auth. Rev. Bonds (Houston Hospital, Inc.), Series 2016-B, 5.00% 20314	1,400	1,534
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	2,000	2,156
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	5,206
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	17,500	19,177
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 2048 (put 2023)	8,000	8,810
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2043	1,140	1,380
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2049	4,065	5,824
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Scherer Project), Series 2012, 4.00% 2042	205	205
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 2.40% 2039 (put 2020)	1,550	1,553
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	6,795	7,571
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	15,600	17,856
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2034	2,250	2,739
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2049	73,560	86,420
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2059	9,120	10,610
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2056	13,500	15,883
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2063	26,245	30,705
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2059	1,000	1,168

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	$3,250	$3,363
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 2049	4,000	4,398
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2032	1,450	1,809
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2033	1,200	1,492
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2035	1,855	2,297
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2037	2,240	2,758
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2039	1,215	1,486
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2044	4,580	5,534
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2026	4,500	5,228
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,250	1,441
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2033	1,000	1,143
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	2,380	2,683
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 2038	2,500	2,971
		631,852
Guam 0.25%
Business Privilege Tax Bonds, Series 2011-A, 5.125% 2042	435	459
Business Privilege Tax Bonds, Series 2015-D, 5.00% 2039	5,010	5,714
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2030	5,000	5,811
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	1,000	1,160
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	2,000	2,116
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	3,000	3,178
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 2031	1,000	1,187
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2022	1,415	1,551
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2027	2,615	3,148
Port Auth., Port Rev. Bonds, Series 2018-A, 5.00% 2048	3,245	3,885
Power Auth., Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.50% 2030 (preref. 2020)	5	5
Power Auth., Rev. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2034	4,800	5,197
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	745	857
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	400	455
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2039	500	569
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2044	750	849
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	1,885	2,231
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	2,000	2,347
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040 (preref. 2020)	4,930	5,027
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.25% 2022	525	572
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	6,100	6,725
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2021	1,000	1,049
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2046	1,835	2,096
Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	385	404
Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2024	400	459
Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2028	1,000	1,218
Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2040	1,730	2,032
		60,301

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Bonds, notes & other debt instruments (continued) Hawaii 0.55%	Principal amount (000)	Value (000)
Dept. of Budget and Fin., Special Purpose Rev. Bonds (Pacific Health Obligated Group), Series 2010-B, 5.625% 2030 (preref. 2020)	$1,000	$1,019
Dept. of Budget and Fin., Special Purpose Rev. Bonds (Pacific Health Obligated Group), Series 2013-A, 5.50% 2043	17,000	19,001
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 2039	10,000	10,429
G.O. Bonds, Series 2018-FT, 5.00% 2031	7,510	9,585
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 2026	1,000	1,212
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2029	1,000	1,236
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2030	2,725	3,363
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2032	1,000	1,227
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2033	1,650	2,017
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2034	1,140	1,389
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2035	3,750	4,552
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2036	2,500	3,027
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2037	2,745	3,315
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2035	4,935	6,194
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2036	2,500	3,130
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2037	4,270	5,323
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2047	8,750	10,702
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2035	2,250	2,681
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2036	2,100	2,495
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2037	3,495	4,138
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2038	2,750	3,244
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2039	3,385	3,982
City and County of Honolulu, Wastewater System Rev. Bonds (Second Bond Resolution), Series 2010-A, 5.00% 2024 (preref. 2020)	10,000	10,169
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 2034	1,500	1,793
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 2035	3,500	4,171
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 2037	6,190	7,329
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 2038	7,000	8,257
		134,980

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Bonds, notes & other debt instruments (continued) Idaho 0.15%	Principal amount (000)	Value (000)
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2042	$1,115	$1,372
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	6,000	7,329
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 20341	1,750	1,889
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 20441	5,750	6,192
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 2047	13,680	15,967
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 2050	2,330	2,585
		35,334
Illinois 12.94%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2002, FGIC-National insured, 6.00% 2023	1,000	1,137
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2010, 5.00% 2021	5,750	5,999
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 2033	3,500	4,153
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	5,200	5,265
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2013, 5.00% 2026	11,040	12,137
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2024	3,070	3,345
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2027	13,430	15,094
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	2,135	2,477
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2026	1,010	1,199
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	1,275	1,509
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2029	7,000	8,203
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	50	53
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	5,000	5,624
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	1,350	1,664
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20461	21,050	27,326
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2020	2,000	2,053
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	6,000	7,008
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	3,000	3,490
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 20421	13,115	17,126
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2020	5,865	6,022
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	3,000	3,169
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2023	1,000	1,114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	1,000	1,169
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	7,070	8,421
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2027	3,500	4,222
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	10,000	11,960
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	11,000	13,022
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,300	1,373
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	4,000	4,770
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2034	10,000	11,838
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,000	1,156

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	$2,000	$2,355
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	20,000	23,061
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 4.00% 2020	2,250	2,292
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,776
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	3,000	3,573
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,810
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	3,500	4,381
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,222
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,238
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,215
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	2,000	2,469
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	2,000	2,462
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	1,140	1,371
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,199
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2020	1,520	1,561
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	6,000	6,683
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	13,455	16,840
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	7,000	8,714
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,695	4,638
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	3,500	4,158
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	4,215	4,998
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	12,000	14,111
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	5,445	6,355
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 2034	3,000	3,340
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,010	1,164
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2034	5,000	5,693
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2035	4,000	4,550
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 2024	1,285	1,441
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	2,000	2,243
City of Chicago, G.O. Bonds, Series 2007-C, National insured, 5.00% 2029	890	892
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	2,000	2,313
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2033	3,000	3,486
City of Chicago, G.O. Bonds, Series 2019-A, 5.00% 2044	5,000	5,876
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2035	2,000	2,507
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,320	1,407
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2026	1,795	2,068

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2034	$3,675	$4,267
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	825	903
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	5,490	6,174
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	5,755	7,091
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2030	3,000	3,681
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	20,000	24,726
City of Chicago, G.O. Rev. Ref. Bonds, Series 2008-C, 5.00% 2034	1,120	1,122
City of Chicago, G.O. Rev. Ref. Bonds, Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	4,750	4,759
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	5,020	5,630
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	4,000	4,589
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	2,000	2,340
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	4,730	5,374
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	5,000	5,736
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	5,000	5,856
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	8,000	9,689
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	11,450	14,087
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	4,000	4,984
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 2032	2,000	2,462
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 2036	1,250	1,513
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 2038	6,150	7,385
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 2024	1,000	1,121
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2027	2,000	2,250
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	4,000	4,483
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	8,540
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	1,500	1,504
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	2,075	2,160
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039 (preref. 2021)	12,295	12,842
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031 (preref. 2021)	3,015	3,142
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-D, 5.00% 2039	10,000	11,037
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	5,000	5,923
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2032	1,000	1,244
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 2053	35,025	42,843
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,672
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2031	5,000	5,901
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	3,000	3,541
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-D, 5.00% 2046	1,500	1,739
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2032	500	601
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2033	1,250	1,500
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2034	1,000	1,199
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2035	1,750	2,094
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2023	2,000	2,212
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2025	1,000	1,161
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2026	4,175	4,927
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2027	1,000	1,199
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2022	3,185	3,032
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2022	2,285	2,175

The Tax-Exempt Bond Fund of America — Page 41 of 130

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	$2,625	$2,446
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	5,240	4,123
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	4,000	2,938
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	21,945	27,068
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	7,175	5,271
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	9,815	10,628
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2022	2,250	2,410
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2036	3,000	3,203
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2049	27,500	31,520
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2046	13,000	15,352
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	33,585	39,044
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	11,500	13,409
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	7,775	8,217
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	424
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2025	210	192
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	20	18
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	1,760	1,529
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2028	3,345	2,812
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 2030	800	1,014
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	1,000	1,034
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,975	2,183
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	2,500	2,841
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	4,500	5,241
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2027	1,000	1,156
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,144
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,848
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,410
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,269
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2035	1,000	1,131
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,121
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	100	111
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 2047	21,165	24,174
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	5,000	5,949
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2032	7,600	9,022
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2034	9,000	10,640
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2038	3,915	4,557
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,198
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	5,000	5,967
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	3,785	4,498

The Tax-Exempt Bond Fund of America — Page 42 of 130

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	$1,750	$1,980
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	1,000	1,161
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2025	10,275	12,259
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	2,125	2,593
City of Chicago, Water Rev. Bonds, Series 2012, 4.00% 2020	625	638
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2026	965	1,061
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2032	1,000	1,089
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	530	583
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2030	4,750	5,443
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2031	5,135	5,873
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2025	1,000	1,193
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2030	3,100	3,684
City of Chicago, Water Rev. Bonds, Series 2016-A-1, Assured Guaranty Municipal insured, 5.00% 2025	620	740
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	21,875	23,566
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2039	7,500	8,465
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,000	3,365
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2021	625	666
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2027	10,000	12,397
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2028	4,000	4,903
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2036	1,200	1,433
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	1,200	1,319
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2023	650	738
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2035	2,295	2,766
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2036	3,500	4,208
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2037	2,895	3,469
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	920	946
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000-A, MBIA insured, 6.50% 2026	15,705	19,876
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2001-A, National insured, 6.00% 2031	8,785	12,063
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	17,820	25,506
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-B, FGIC-National insured, 5.75% 2033	9,630	13,379
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 2025	8,600	10,405
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	9,044
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	7,161
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2026	4,300	5,410
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2027	11,700	15,021
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 2029	15,000	20,089
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 2034	8,030	11,481
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2017-A, 5.00% 2025	15,000	17,869
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	1,965	1,997
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,236

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	$5,650	$6,797
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	10,000	12,234
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2027	5,000	6,217
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 2043	5,150	5,627
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 2047	9,635	11,184
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,902
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	8,080	9,770
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	5,895	7,090
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	1,350	1,610
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	4,750	5,641
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 2020	750	771
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 2021	625	664
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 2034	1,000	1,178
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 2032	8,645	10,544
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 2033	5,000	6,086
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.80% 2036 (put 2020)	3,500	3,501
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2032	580	738
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2037	780	978
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2038	760	950
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2044	3,250	4,001
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2049	5,455	6,672
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2051	1,000	1,217
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	1,000	1,141
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2046	2,000	2,147
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	50	50
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030	3,000	3,643
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042 (preref. 2022)	5,315	5,818
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	990	1,173
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,920	5,289
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034 (preref. 2022)	30	33
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 2038	3,850	4,257
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2030	2,500	2,998
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	2,680	3,120
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	5,300	6,144
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2027	5,000	6,125
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	6,410	7,804
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	8,315	10,109
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	2,700	3,276
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2030	6,200	7,508
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2031	3,580	4,315
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2026	4,875	5,997
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	4,000	4,997

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	$2,000	$2,493
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	7,420	9,228
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	3,500	4,344
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2031	7,080	8,758
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2032	5,005	6,177
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	5,000	6,157
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2034	5,000	6,139
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2035	8,180	10,023
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	700	855
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040 (preref. 2021)	10,000	10,597
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2030	1,000	1,215
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2032	1,000	1,208
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2033	1,150	1,387
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2034	1,310	1,577
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2036	1,000	1,199
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	3,500	4,149
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2027	925	1,128
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2028	1,480	1,797
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2029	3,000	3,631
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2030	5,100	6,144
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2031	3,000	3,599
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	2,500	2,989
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2033	9,000	10,734
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2034	3,000	3,568
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	6,710	7,955
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2036	7,000	8,271
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	2,225	2,247
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	695	701
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2024	245	275
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2025	760	872
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2030	1,180	1,332
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2035	1,350	1,514
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 2022	390	405
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2035	2,000	2,180
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2036	2,420	2,632
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2026	3,000	3,614
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	2,990	3,581
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2033	3,835	4,516
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	5,000	5,803
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	39,370	45,278
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2037	11,520	12,638
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2038	6,140	6,718
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	2,000	2,451
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2032	3,290	3,901
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,425	1,683
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2034	3,240	3,817
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2035	3,335	3,921
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2030	1,000	1,264
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2042	7,000	8,510
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	9,600	10,655
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	2,275	2,456
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 2039	4,000	4,062
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 2028	2,450	2,947
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2020	855	863
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	2,345	2,760

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2027	$5,000	$6,063
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	3,250	3,927
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,165	1,393
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,125	1,340
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)2	1,775	1,778
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	17,970	19,896
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	730	870
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,362
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	5,000	6,251
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	2,000	2,489
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	7,615	9,410
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2031	3,000	3,692
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2033	2,500	3,060
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,895	2,305
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	1,145	1,382
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,383
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	3,047
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2030	5,000	5,887
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2034	2,500	2,911
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	7,825	8,992
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	2,595	3,022
Fin. Auth., Rev. Bonds (The Admiral at the Lake Project), Series 2010-A, 8.00% 2046 (preref. 2020)	3,500	3,568
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	26,575	30,732
Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2011-IL, 5.00% 2030 (preref. 2021)	725	778
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-A, 5.00% 2026	1,610	1,983
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-B, 5.00% 2035	5,150	6,161
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2034	8,780	11,339
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2036	7,000	8,989
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2037	8,000	10,238
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2033	8,500	10,014
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 2037	2,500	2,793
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,226
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2035	5,900	7,209
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,366
Fin. Auth., Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2012-A, 5.00% 2042 (preref. 2021)	7,500	8,046
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2027	1,095	1,255
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	1,000	1,107
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2028	1,860	2,278
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2040	1,275	1,375
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	683
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2040	7,500	8,339
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2030	1,000	1,214
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2035	1,000	1,201
Fin. Auth., Rev. Ref. Bonds (Field Museum of Natural History), Series 2019, 1.71% 2034 (put 2022)2	31,825	31,920
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,262
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,535	1,665
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	10,086
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	1,765	1,793
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	9,475	9,608
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2022	1,290	1,400
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	4,126
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	4,113
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2034	2,600	3,043

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	$26,890	$30,871
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	14,000	14,171
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	1,000	1,065
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	6,745	7,745
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,885	12,292
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	650	786
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2032	1,600	1,917
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	6,975	7,121
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	3,525	3,601
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	2,660	2,715
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026 (preref. 2020)	1,340	1,369
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	1,200	1,369
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,235	2,267
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	1,265	1,266
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	40,015	42,243
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 6.75% 2031 (preref. 2021)	1,000	1,067
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	12,500	13,364
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	320	321
G.O. Bonds, Series 2012, 5.00% 2035	1,000	1,055
G.O. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	980	1,049
G.O. Bonds, Series 2014, 5.00% 2020	5,540	5,540
G.O. Bonds, Series 2014, 5.00% 2021	1,415	1,465
G.O. Bonds, Series 2014, 5.00% 2024	2,000	2,236
G.O. Bonds, Series 2014, 5.00% 2039	6,275	6,856
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,795	3,152
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,250
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	5,100	5,598
G.O. Bonds, Series 2016, 5.00% 2028	4,840	5,675
G.O. Bonds, Series 2016, 5.00% 2033	7,200	8,381
G.O. Bonds, Series 2016, 5.00% 2034	1,925	2,237
G.O. Bonds, Series 2016, 5.00% 2037	7,500	8,652
G.O. Bonds, Series 2016, 5.00% 2038	14,000	16,114
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	7,700	8,897
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,000	2,259
G.O. Bonds, Series 2017-A, 5.00% 2023	3,000	3,353
G.O. Bonds, Series 2017-A, 5.00% 2036	11,500	13,567
G.O. Bonds, Series 2017-C, 5.00% 2029	18,250	21,729
G.O. Bonds, Series 2017-D, 5.00% 2022	20	22
G.O. Bonds, Series 2017-D, 5.00% 2023	10,270	11,428
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,150	4,263
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	37,530	39,745
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	8,000	9,105
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	35,355	41,872
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	13,470	16,134
G.O. Bonds, Series 2018-A, 5.00% 2020	6,000	6,054
G.O. Bonds, Series 2018-B, 5.00% 2025	5,000	5,778
G.O. Bonds, Series 2019-B, 4.00% 2038	2,000	2,211
G.O. Rev. Ref. Bonds, Series 2007, 5.25% 2021	2,415	2,499
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	1,360	1,424

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	$5,000	$5,091
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,540	4,893
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2020	5,220	5,282
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2020	2,105	2,105
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	8,250	9,876
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,573
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	2,000	2,279
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	1,320	1,540
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	3,500	4,166
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	3,000	3,630
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	6,000	7,365
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	2,565	3,079
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	2,545	2,704
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	8,645	9,227
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 2048	24,060	26,457
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043	702	728
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2050 (put 2025)2	27,800	27,993
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	4,210	4,501
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 2048	6,635	7,198
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	7,525	8,383
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 2050	16,000	17,752
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	2,360	2,672
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,382
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,840	2,261
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,210
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,207
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2036	250	300
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	425	507
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2020	520	523
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2028	735	906
Village of Manhattan, Special Service Area No. 2007-5 (Lakeside Towns at Liberty Center Project), Special Tax Bonds, Series 2007, 6.125% 20403	2,300	575
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	21,475	16,595
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	1,210	1,021
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,606
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2025	6,650	5,952
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2031	2,780	2,073
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	15,000	10,101

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2035	$8,335	$5,340
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2010-A, 5.50% 2050 (preref. 2020)	2,240	2,277
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 2029	10,000	7,999
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	2,730	2,808
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	536
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	7,000	7,712
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2045	1,400	1,690
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2050	5,000	6,013
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1994-A, National insured, 0% 2020	2,900	2,886
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,825	2,560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2026	6,035	5,356
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	37,000	18,392
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	26,610	7,555
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	14,000	4,596
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	39,165	11,911
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	35,000	11,489
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 2054	25,000	8,721
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	14,080	14,288
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	2,000	2,115
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	7,015	8,080
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	6,870	7,832
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 2057	7,500	8,722
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2007-A, 5.00% 2020	6,000	6,196
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,585
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	7,500	8,901
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	10,450	12,313
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	7,500	7,600
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 6.00% 2028 (preref. 2021)	2,065	2,204
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2026	5,000	6,146
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 2029	1,045	1,305
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2032	9,520	11,738
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2033	17,230	21,184

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2034	$8,370	$10,271
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2035	2,675	3,275
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2036	10,105	12,341
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2040	20,000	24,162
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 2038	2,000	2,300
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 2039	1,000	1,147
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 2040	2,000	2,304
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2037	1,800	2,279
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,750	2,174
Board of Trustees of Southern Illinois University, Certs. of Part. (Capital Improvement Projects), Series 2014-A-1, BAM insured, 5.00% 2021	660	684
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	150	134
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	1,520	1,644
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2024	1,905	2,057
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2025	2,005	2,161
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	5,000	5,329
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	1,545	1,667
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2027	4,155	5,212
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2028	4,820	6,164
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043 (preref. 2023)	1,000	1,224
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	385	473
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	17,340	21,548
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	4,755	5,412
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,134
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 2030	1,000	1,235
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 2028	4,500	5,627
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 2029	6,480	8,241
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2031	2,220	2,594
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2032	3,000	3,499
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	6,000	6,907
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	2,420	2,693
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,110
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	5,860	6,504
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,867
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,430
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	37,880
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,829
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,392
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-C, 5.00% 2038	850	987
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2040	7,500	8,809
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2034	1,000	1,197
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,388

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	$1,500	$1,789
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	6,500	7,714
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	5,000	6,072
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,702
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,420
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,295
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	23,730	28,444
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2038	4,000	4,931
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2039	6,125	7,532
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2042	23,480	28,667
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2018-A, 5.00% 2021	1,455	1,509
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 2039	5,745	6,713
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2030	4,000	5,306
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2031	6,000	7,881
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2030	2,000	2,591
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.25% 2041	1,750	1,819
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.50% 2031	2,460	2,574
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	9,500	10,625
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2015-A, 5.00% 2027	1,185	1,392
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2021	2,670	2,806
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	1,800	2,045
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,615	1,625
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	3,000	3,362
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	10,000	11,173
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2032	2,930	3,265
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2033	4,535	5,028
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	5,000	5,520
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,960	2,392
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	8,000	8,900
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2025	2,315	2,323
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 2024	1,925	2,222
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2020	1,000	1,021
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2021	7,145	7,571
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.25% 2022	799	808
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.50% 2023	899	920
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.75% 2024	949	984
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.875% 2025	504	529
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2026	864	919

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.75% 2024	$1,165	$1,208
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2025	728	769
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 2026	1,295	1,386
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.25% 2027	1,364	1,453
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	998	1,076
		3,162,246
Indiana 1.13%
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,013
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	19,600	22,315
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2041	14,800	17,063
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-B, 2.25% 2058 (put 2025)	7,575	7,996
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042	10,025	11,042
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2036	1,365	1,555
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2038	2,045	2,306
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2039	1,820	2,044
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2043	8,005	8,814
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 2034	725	909
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 2035	1,335	1,670
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031 (preref. 2021)	7,000	7,305
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2029	1,000	1,176
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 5.00% 2040	5,000	5,873
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2029	1,405	1,518
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2029 (preref. 2022)	45	49
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2028	500	653
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2029	700	930
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2030	325	438
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2025	1,000	1,137
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2029	1,000	1,124
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2031	1,700	1,901
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	11,510	12,080
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	26,830	28,138
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	2,165	2,494
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2023	250	279
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2027	1,050	1,244
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2028	1,100	1,298
Fin. Auth., Rev. Bonds (Deaconess Health System Obligated Group), Series 2016-A, 5.00% 2044	2,655	3,107
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	1,000	1,137
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,000	3,463
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028 (preref. 2020)	2,000	2,066
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,347
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 4.00% 2021	100	104
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 4.00% 2022	1,100	1,172
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2026	1,600	1,938
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-1, 5.00% 2035	2,780	3,330
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 2049	4,100	4,482

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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	$2,000	$2,224
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037 (preref. 2022)	1,500	1,644
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 4.00% 2050	13,690	15,542
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 5.00% 2044	5,100	6,386
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2034	1,170	1,507
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2035	1,230	1,579
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2036	1,295	1,656
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2037	1,355	1,728
Indianapolis Local Public Improvement Bond Bank, Rev. Bonds, Capital Appreciation Bonds, Series 1999-E, AMBAC insured, 0% 2025	2,540	2,393
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	10,420	11,695
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	6,055	6,912
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds, Series 2011-K, 5.00% 2024	2,000	2,103
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 2042	2,750	3,059
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2030 (preref. 2023)	1,500	1,722
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2032 (preref. 2023)	2,000	2,296
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2038	2,000	2,266
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2036	4,550	5,502
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2037	5,970	7,204
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2011-A, 5.00% 2031 (preref. 2021)	2,000	2,117
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,432
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2032	470	548
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2033	1,530	1,781
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2034	530	616
Trustees of Purdue University, Purdue University Student Fee Rev. Ref. Bonds, Series 2012-AA, 5.00% 2030	1,500	1,641
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 2025	3,200	3,439
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-B, 3.05% 2025	12,635	13,774
County of Vigo, Hospital Auth., Hospital Rev. Bonds, Series 2011, 8.00% 2041 (preref. 2021)	2,575	2,855
		277,131
Iowa 0.34%
Fin. Auth., Entrance Fee Principal Redemption Bonds (Northcrest, Inc. Project), Series 2018-B, 3.25% 2023	1,000	1,001
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2014-C, 4.00% 2033	8,650	9,260
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-B, 5.25% 2050 (put 2037)	2,500	2,760
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	5,500	6,114
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.875% 20271	7,705	8,026
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2019, 3.125% 2022	2,900	2,949
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-2, 2.875% 2049	500	505
Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 1.15% 20412	1,765	1,765
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2028	425	475
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	720	738
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2018-C, 4.00% 2048	2,095	2,289
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	8,490	9,606
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	2,575	2,731

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Bonds, notes & other debt instruments (continued) Iowa (continued)	Principal amount (000)	Value (000)
Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, 3.50% 2047	$7,245	$7,706
Fin. Auth., Single Family Mortgage Bonds, Series 2018-A, 4.00% 2047	3,275	3,563
Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 3.75% 2050	5,000	5,562
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	4,651
PEFA Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)	12,000	14,506
		84,207
Kansas 0.65%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2032	1,500	1,620
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	5,625	5,671
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2020	685	691
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-1, (1-month USD-LIBOR x 0.70 + 0.30%) 1.546% 20212	5,000	5,015
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-2, (1-month USD-LIBOR x 0.70 + 0.35%) 1.596% 20222	25,315	25,426
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-3, (1-month USD-LIBOR x 0.70 + 0.40%) 1.646% 20232	5,675	5,692
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 1.746% 20242	28,000	28,166
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	44,740	53,196
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 2031	2,400	3,144
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2013, 7.55% 2033 (preref. 2020)1	27,220	28,709
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 3.00% 2023	1,010	1,032
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 2028	715	746
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 2034	625	655
		159,763
Kentucky 0.73%
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2019, 4.00% 2035	465	515
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2013-A, 5.25% 2024	2,000	2,290
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2036	3,320	3,939
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	3,450	4,055
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	2,750	3,205
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 4.00% 2041	1,000	1,111
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2045	13,700	16,243
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2047	6,250	6,823
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	460	483
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2034	5,000	5,561
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2035	21,770	24,159

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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2036	$21,000	$23,254
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	4,085	4,979
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2032	6,550	7,878
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2033	1,000	1,198
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	2,000	2,475
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,500	1,841
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2032	2,610	3,143
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	2,185	2,619
Property and Buildings Commission, Project No. 122, Commonwealth Rev. Ref. Bonds, Series 2020-C, 5.00% 2021	8,860	9,374
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	4,800	5,279
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	18,000	20,105
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2050 (put 2028)	1,000	1,167
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	5,000	5,634
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	18,020	20,498
		177,828
Louisiana 1.70%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2033	845	985
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2045	2,500	2,872
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 2035	1,340	1,626
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 2048	12,855	15,225
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 4.00% 2037	1,000	1,145
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 2034	1,150	1,449
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 2040	1,625	2,012
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 2041	1,710	2,112
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2022)	1,750	1,916
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	3,600	4,349
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	12,000	14,917
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 2022	500	550
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 2023	725	826
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 2024	700	825
Parish of East Baton Rouge, Mortgage Fin. Auth., Single Family Mortgage Rev. Ref. Bonds (Mortgage-Backed Securities Program), Series 2009-A-2, 5.25% 2039	30	30
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 4.00% 2045	24,000	27,415
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2032	2,070	2,671
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2033	1,790	2,301
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2034	1,500	1,923
G.O. Bonds, Series 2011-A, 5.00% 2022 (preref. 2020)	10,000	10,236
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2042	4,000	4,704
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2047	3,320	3,886

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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Parish of Jefferson, Hospital Dist. No. 1 (West Jefferson Medical Center), Hospital Rev. Ref. Bonds, Series 2011-A, 6.00% 2039 (preref. 2021)	$6,500	$6,791
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,249
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2037	3,000	3,538
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 20441	980	1,003
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 2041	10,500	12,586
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 2044	9,940	11,825
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	2,000	2,491
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	5,805	5,958
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	11,275	11,703
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	4,700	4,878
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 2028	2,500	3,201
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	3,940	4,894
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2032	4,580	5,654
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2033	4,620	5,680
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2034	4,895	6,006
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2036	4,680	5,715
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2043	1,250	1,485
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 2032	5,165	5,605
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,261
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,648
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,810
Military Dept., Custodial Receipts, Series 2006, 5.00% 2021	3,895	3,970
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,033
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2030	900	1,066
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2033	1,000	1,178
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2034	1,000	1,176
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2040	3,000	3,476
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2040	2,000	2,317
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2045	5,000	5,739
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2045	1,350	1,553
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2029	900	1,070
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2032	1,000	1,180
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2044	16,825	19,003
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2013-A, 1.65% 2033 (put 2023)	3,500	3,546

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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2033	$4,970	$5,774
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2033 (preref. 2025)	30	36
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2052	1,000	1,170
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2057	8,395	9,766
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2046	1,100	1,278
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	17,590	20,292
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	10,780	12,404
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2042	5,000	5,863
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2046	25,895	30,170
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031 (preref. 2021)	2,500	2,669
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037 (preref. 2021)	2,420	2,591
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041 (preref. 2021)	2,000	2,147
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2033	3,455	4,007
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032 (preref. 2026)	5	6
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2034 (preref. 2026)	10	12
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 2051	13,405	15,363
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2032	2,000	2,324
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2047	5,700	6,457
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	495	585
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2034	1,490	1,752
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.10% 2037 (put 2024)	4,035	4,142
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.20% 2037 (put 2026)	7,040	7,303
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 2024	625	672
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.25% 2029	1,150	1,286
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2036	1,250	1,542
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2037	1,340	1,645
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2041	1,000	1,211
City of Shreveport, Water and Sewer Rev. Bonds, Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	4,300	5,542
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2033	325	380
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2036	365	422
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2031	500	639
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2029	4,035	4,043
		414,756

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Bonds, notes & other debt instruments (continued) Maine 0.25%	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	$8,750	$9,868
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 6.75% 2036	8,000	8,545
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 6.75% 2041	2,000	2,131
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 7.00% 2041	500	535
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	3,775	3,934
Housing Auth., Mortgage Purchase Bonds, Series 2016-C, 3.50% 2046	3,945	4,147
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	1,890	2,024
Housing Auth., Mortgage Purchase Bonds, Series 2017-B, 4.00% 2047	1,775	1,906
Housing Auth., Mortgage Purchase Bonds, Series 2017-F, 3.50% 2047	2,500	2,658
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	1,935	2,144
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 2049	2,415	2,660
Housing Auth., Mortgage Purchase Bonds, Series 2019-C, 4.00% 2050	7,825	8,709
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	150	155
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	700	728
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 2047	9,000	11,101
		61,245
Maryland 1.39%
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2022	500	548
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2023	225	255
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,121
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2029	1,000	1,204
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2030	1,000	1,198
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2037	2,100	2,475
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 2038	1,000	1,137
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 2039	1,200	1,362
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 2040	655	742
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 2045	1,750	1,972
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 2050	2,500	2,806
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2029	1,000	1,175
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2030	1,655	1,933
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2031	1,225	1,423
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2032	700	811
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2034	1,370	1,574
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2036	1,320	1,509
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2037	120	137
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2038	1,555	1,768
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2039	1,000	1,134
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2040	1,100	1,245
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2045	3,985	4,487
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2050	4,630	5,197
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 5.00% 2027	3,065	3,814
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 5.00% 2028	3,215	4,053
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2032	2,000	2,363
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2044	5,000	5,799
Mayor and City Council of Baltimore, Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	1,000	1,051
Mayor and City Council of Baltimore, Rev. Bonds (Water Projects), Series 2014-A, 5.00% 2044	1,500	1,732
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 2039	2,215	2,576

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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	$1,070	$1,134
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 2040	2,500	2,678
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	8,500	9,481
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	9,000	10,026
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-B, 4.00% 2049	7,000	7,762
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 2050	7,950	8,700
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2015-A, 3.50% 2045	2,195	2,304
Community Dev. Administration, Dept. of Housing and Community Dev., Single Family Housing Rev. Bonds, Series 2011-B, 4.00% 2027	235	241
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2027	1,350	1,666
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2028	2,000	2,511
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2030	1,250	1,563
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2031	1,000	1,238
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2035	2,000	2,457
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2035	1,000	1,110
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2039	2,605	2,874
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	759
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	270
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 20331	2,540	2,781
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,010	1,094
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,085
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	3,071
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2027	135	164
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2028	175	212
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2029	190	229
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2030	325	390
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2031	375	449
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2032	325	387
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2036	600	708
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2037	1,000	1,044
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,218
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 4.00% 2024	1,350	1,518
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2028	920	1,129
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	900	1,102
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2035	2,265	2,709
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2043	1,250	1,490
County of Frederick, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2010-A, 5.00% 2023	2,790	2,837

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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
County of Frederick, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2010-A, 5.00% 2024	$1,000	$1,017
County of Frederick, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2010-A, 5.00% 2030	2,990	3,038
G.O. Bonds, State and Local Facs. Loan of 2012, Series 2012-B, 4.00% 2021 (preref. 2020)	1,000	1,004
G.O. Bonds, State and Local Facs. Loan of 2015, Series 2015-A-1, 5.00% 2026 (preref. 2023)	10,000	11,260
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2046	11,900	14,297
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2021	800	844
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2027	400	437
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2030	500	597
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2043	700	811
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2048	1,940	2,241
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2036	2,835	3,388
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2045	13,000	15,239
Health and Higher Educational Facs. Auth., Rev. Bonds (Doctors Community Hospital Issue), Series 2010, 5.75% 2038 (preref. 2020)	4,195	4,278
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2015-A, 5.00% 2028	1,650	1,992
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026 (preref. 2021)	700	744
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031 (preref. 2021)	2,010	2,144
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025 (preref. 2021)	425	455
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2016, 5.00% 2047	1,000	1,174
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 2027	125	146
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 2028	215	251
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 2032	165	191
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2015, 5.00% 2026	4,290	5,091
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	1,000	1,078
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2032	800	948
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2033	1,000	1,183
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2034	1,800	2,123
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2036	1,500	1,758
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2015, 5.00% 2028	1,035	1,230
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037	1,530	1,646
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2038	9,000	10,337
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2042	4,470	5,109
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	655	656
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,596
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2040	1,000	1,157

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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2045	$1,000	$1,147
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	55	55
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	785	786
County of Howard, Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2044	1,420	1,485
County of Montgomery, Consolidated Public Improvement G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 2025	10,000	12,289
County of Montgomery, Housing Opportunities Commission, Multi Family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,677
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 2049	2,940	3,278
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2012-A, 5.00% 2043	165	170
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	2,775	2,933
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	900	973
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	5,235	5,704
County of Montgomery, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040 (preref. 2021)	1,100	1,182
County of Montgomery, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2013, 5.00% 2045	1,000	1,188
County of Montgomery, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.00% 2044	3,000	3,490
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	243
County of Prince George, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	6,729	6,758
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 20361	1,750	1,882
County of Prince George, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	870	873
County of Prince George, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	2,545	2,553
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,003
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2032	1,150	1,154
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	4,250	4,303
State and Local Facs., G.O. Bonds, Series 2019, 5.00% 2032	5,000	6,587
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2012, 5.00% 2021	1,000	1,055
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2029	1,875	2,102
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2043	1,500	1,633
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2015, 3.00% 2028	3,305	3,541
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 2027	11,470	12,941
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 2031	14,160	15,610
		340,047
Massachusetts 1.35%
College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,091
Dev. Fin. Agcy. Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2029	500	632
Dev. Fin. Agcy. Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2030	600	754
Dev. Fin. Agcy. Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2031	500	625
Dev. Fin. Agcy. Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2034	675	838
Dev. Fin. Agcy. Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2036	1,000	1,236

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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy. Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2033	$805	$1,002
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 2041	4,500	5,027
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2034	1,000	1,269
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2035	550	696
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2036	625	788
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2037	425	534
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 2044	2,250	2,555
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	17,500	19,685
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 4.00% 2042	485	533
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 5.00% 2042	525	615
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2011-B, 0% 2056	1,961	578
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 4.00% 20231	1,095	1,149
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham Issue), Series 2020-A-2, 5.00% 2037	3,000	3,874
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031 (preref. 2021)	515	545
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031 (preref. 2021)	485	513
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 2044 (preref. 2023)	6,860	7,804
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 4.00% 2036	7,500	8,708
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-1, 4.00% 2041	4,805	5,504
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	13,665	16,298
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-3, (SIFMA Municipal Swap Index + 0.50%) 1.44% 20382	1,725	1,728
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2030	2,000	2,439
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2031	1,925	2,338
Dev. Fin. Agcy., Rev. Bonds (Worcester Polytechnic Institute Issue), Series 2019, 5.00% 2059	5,000	6,099
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 2039	250	286
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 2049	2,700	3,062
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2030	2,500	3,049
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2032	1,250	1,516
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2034	1,000	1,206
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2029	500	642
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2031	1,300	1,647
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2033	1,590	2,003
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2035	1,000	1,253
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2036	445	556
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2037	605	755
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2038	340	422
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	2,710	2,855
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	2,585	2,723
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	3,865	4,076
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	2,550	2,689
Dev. Fin. Agcy., Rev. Ref. Bonds (UMass Memorial Issue), Series 2011-H, 5.50% 2031	115	122
Dev. Fin. Agcy., Rev. Ref. Bonds (UMass Memorial Issue), Series 2011-H, 5.50% 2031 (preref. 2021)	1,565	1,666
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2033	10,000	12,618
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2034	9,000	11,335
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2039	7,500	9,322
G.O. Rev. Ref. Bonds, Series 2006-C, Assured Guaranty Municipal insured, 5.25% 2021	1,000	1,076
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	2,465	2,468
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	440	458
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 3.65% 2035	2,315	2,440
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,440	1,515
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	2,935	3,086
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	960	1,017
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	975	1,023
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 3.15% 2032	5,570	5,947

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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 2048	$10,490	$11,331
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 2048	5,435	5,918
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 2048	950	1,059
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 211, 3.50% 2049	14,110	15,416
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 214, 3.75% 2049	6,000	6,657
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	210	212
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	470	475
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 187, 3.25% 2032	4,000	4,279
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	14,233
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	9,250	9,738
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 2034	51,335	72,703
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2016-D, 5.00% 2035	3,000	3,705
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2016-D, 5.00% 2036	2,180	2,690
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2016-D, 5.00% 2037	2,250	2,769
		329,475
Michigan 4.21%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2026	1,700	2,077
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2031	10,000	11,950
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	5,800	5,800
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 1.879% 20322	13,660	13,527
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2027	1,000	1,163
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2030	1,300	1,518
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	710	777
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.25% 2039	5,900	6,457
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, Assured Guaranty Municipal Insured, 5.50% 2029	10,420	13,428
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	16,250	17,105
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 2025	1,535	1,694
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	27,152
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	2,000	2,181
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,500	3,798
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,610	3,909
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	4,000	4,323
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2036	2,500	3,143
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2037	1,000	1,249
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2038	1,000	1,245
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2043	3,500	4,302
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	750	924
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.00% 2030 (preref. 2022)	5,000	5,467

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2028	$2,000	$2,525
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046	6,455	7,804
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2036	32,480	37,237
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	22,030	24,984
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2034	2,500	3,138
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2035	4,000	5,008
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2037	5,000	6,224
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	32,440	36,113
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-1, 5.00% 2048	6,560	8,155
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-2, 5.00% 2044 (put 2025)	5,000	5,921
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-MI-A, 4.00% 2049	7,500	8,572
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	3,390	3,643
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	15,010	17,372
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	8,315	9,091
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 4.00% 2035	3,595	4,026
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2031	4,300	5,284
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2032	1,500	1,834
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2034	1,540	1,879
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2019-A, 5.00% 2048	2,500	3,083
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, (1-month USD-LIBOR x 0.68 + 0.40%) 1.522% 2030 (put 2021)2	13,965	13,991
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (1-month USD-LIBOR x 0.68 + 0.75%) 1.872% 2038 (put 2020)2	6,000	6,008
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2044	8,450	9,648
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2047	3,300	3,747
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039	1,000	1,127
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,129
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,315
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,529
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,754
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,747
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,743
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	1,000	1,139
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-1, 4.50% 2029	2,150	2,400
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	6,050	6,512
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	9,085
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,738
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2028	1,415	1,681
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	1,355	1,592
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2033	2,565	3,009
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	3,000	3,514

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	$3,000	$3,508
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,425	1,633
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 5.84% 2020	400	406
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	3,262
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	533
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 2030	1,000	1,236
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 2032	1,200	1,468
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 2035	1,580	1,913
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 2036	1,300	1,570
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	3,990	5,167
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	10,800	12,741
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2034	5,760	6,994
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-D, 5.00% 2036	6,800	8,150
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	3,000	3,958
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2027	11,375	13,727
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2031	4,000	4,656
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2032	14,000	16,191
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2033	8,000	9,239
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)	3,705	4,051
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F-1, 4.00% 2047 (put 2023)	7,000	7,667
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F-2, 1.90% 2047 (put 2021)	1,150	1,161
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F-3, 4.00% 2047 (put 2024)	15,000	16,869
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F-5, 2.40% 2047 (put 2023)	4,350	4,515
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,075
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	1,890	2,016
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	5,500	5,846
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	23,630	25,072
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	5,715	6,101
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	33,565	36,529
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	24,660	27,274
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 3.35% 2034	3,000	3,248
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	22,755	25,405
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 2050	3,850	4,253
County of Kent, Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029 (preref. 2021)	2,000	2,146
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	505	541
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2037	4,875	6,224
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2038	5,120	6,509
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2039	3,645	4,621
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2044	44,000	55,095
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2048	40,000	49,796

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Series 2013-I, Assured Guaranty Municipal insured, 5.00% 2038	$2,000	$2,237
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2033	2,300	2,972
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2034	3,500	4,510
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2035	1,100	1,412
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2036	1,325	1,694
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2038	4,400	5,588
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2044	12,990	16,253
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2048	18,160	22,593
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2038	1,000	1,179
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2044	10,000	11,603
Mid-Bay Bridge Auth., Taxable Rev. Bonds, Series 2015-B, 3.10% 2031	1,025	1,088
Board of Trustees of Northern Michigan University, General Rev. Bonds, Series 2018-A, 5.00% 2029	1,000	1,272
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2030	1,160	1,326
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	5,300	5,377
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	1,925	1,929
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,500	1,527
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 4.00% 2021	705	730
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 4.00% 2023	750	803
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2008-A, 6.875% 2042	8,180	8,269
Trunk Line Fund Bonds, Series 2011, 5.00% 2036	2,000	2,135
Regents of the University of Michigan, General Rev. Bonds, Series 2012-E, (SIFMA Municipal Swap Index + 0.27%) 1.59% 2033 (put 2022)2	25,740	25,711
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2032	2,500	2,753
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2037	7,400	8,130
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 2044	4,870	5,593
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2040	15,800	18,786
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2045	6,500	7,673
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 2042	1,850	2,266
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 2047	2,750	3,343
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2032	1,500	1,922
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2033	1,000	1,277
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2034	2,000	2,549
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2035	4,000	5,083
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2036	3,500	4,436
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2037	5,585	7,051

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2038	$3,000	$3,777
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2043	4,210	5,236
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2021	12,190	12,592
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2022	2,140	2,210
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.50% 2020	9,000	9,335
		1,029,076
Minnesota 0.55%
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2048	3,000	3,616
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2058	30,000	35,751
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042	4,856	4,954
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2045	1,091	1,133
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 2047	27,061	28,317
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-B, 4.50% 2031	80	82
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-D, 4.50% 2034	85	87
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	95	96
Housing Fin. Agcy., Homeownership Fin. Bonds, Series 2018-A, 3.30% 2048	2,218	2,360
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	85	87
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	375	399
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	12,845	13,604
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	2,100	2,236
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	3,380	3,629
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	3,975	4,313
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	11,280	12,306
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 2049	5,690	6,362
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	5,000	5,501
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2033	2,575	3,068
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2028	1,250	1,523
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2029	1,000	1,215
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2019, 5.00% 2048	1,000	1,234
City of St. Paul, Housing and Redev. Auth., Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015-A, 5.00% 2029 (preref. 2025)	745	913
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.15% 2021 (put 2020)	1,000	1,001
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	1,450	1,451
		135,238

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Bonds, notes & other debt instruments (continued) Mississippi 0.33%	Principal amount (000)	Value (000)
Business Fin. Corp. Rev. Bonds (Mississippi Power Co. Project), Series 2010, 2.75% 2040 (put 2021)	$2,750	$2,800
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	1,590	1,895
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2032	1,690	2,006
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2033	1,275	1,510
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,150	1,358
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County Highway Ref. Project), Series 2013-A, 5.00% 2025	3,000	3,560
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County Highway Ref. Project), Series 2013-C, 5.00% 2026	4,000	4,884
Dev. Bank, Special Obligation Rev. Ref. Bonds (Walnut Grove Youth Correctional Fac. Project), Series 2010-C, 5.25% 2027 (preref. 2020)	3,000	3,065
G.O. Bonds (Capital Improvement Projects), Series 2011-A, 5.00% 2027 (preref. 2021)	3,250	3,473
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2032	3,000	3,816
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2033	3,600	4,569
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2035	2,000	2,524
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2037	4,000	5,017
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2029	2,500	3,010
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2032	7,500	8,959
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2034	12,960	15,433
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	45	46
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 2043	775	832
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	3,860	4,258
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 2049	4,000	4,373
County of Warren, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,022
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 2032 (put 2023)	750	785
		80,195
Missouri 1.07%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 2042	2,575	2,802
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 2038	2,000	2,222
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 2034	3,200	3,751
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 2039	4,000	4,616
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 5.00% 2043	2,000	2,413
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030 (preref. 2020)	2,835	2,872
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2014-A, 5.00% 2027	1,000	1,157
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-C, 5.00% 2036 (put 2023)	17,000	18,668
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2045	3,750	4,300
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2010, 5.50% 2042	2,250	2,250
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2014-A, 5.00% 2024	225	255
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2021	210	217
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2030	200	234

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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2024	$590	$668
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2025	1,000	1,162
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2029	1,350	1,561
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2042	500	566
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-B, 2.875% 2034 (put 2022)	1,000	1,002
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2048	17,000	18,155
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2042	1,000	1,220
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2048	2,000	2,422
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2028	415	490
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2029	1,000	1,176
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2015-C, 4.00% 2036	4,100	4,363
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 2040	12,555	13,406
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,675	2,813
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	8,500	9,087
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 2047	6,641	7,115
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-D, 4.00% 2047	4,200	4,553
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 2049	2,965	3,277
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 2047	5,360	5,984
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-B, 4.00% 2050	4,470	4,975
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-C, 3.875% 2050	12,500	13,910
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	2,500	2,750
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	660	697
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	625	657
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	5,775	6,178
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	265	279
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2026	5,465	6,739
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	6,270	8,178

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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	$5,080	$6,775
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	8,125	11,059
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2030	14,270	19,775
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2031	12,255	17,282
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,258
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,250	1,564
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.25% 2025	5,000	6,133
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2031	2,155	2,801
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2032	3,000	3,882
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2033	2,400	3,097
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2034	1,750	2,253
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,000	1,108
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 2045	1,050	1,154
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 2042	1,120	1,208
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2017, 5.00% 2027	680	802
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2017, 5.00% 2048	1,200	1,358
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 2053	8,800	10,018
County of St. Louis, Transportation Dev. Dist., Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 20333	5,500	1,870
		262,537
Montana 0.12%
Fin. Auth., Rev. Bonds (Billings Clinic Obligated Group), Series 2018-C, (SIFMA Municipal Swap Index + 0.55%) 1.49% 2037 (put 2023)2	13,475	13,462
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	3,240	3,425
Board of Housing, Single Family Mortgage Bonds, Series 2018-B, 4.00% 2043	3,420	3,715
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	2,485	2,758
Board of Housing, Single Family Mortgage Bonds, Series 2020-A-1, 3.50% 2050	4,600	5,056
		28,416
Nebraska 0.29%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	1,275	1,394
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 2049 (put 2025)	2,500	2,839
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2045	4,340	4,971
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2048	2,300	2,628
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	355	362
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	45	45
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	395	417
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 2045	3,950	4,150
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	3,485	3,626

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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	$7,070	$7,455
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	4,710	4,990
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	485	498
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	9,865	10,725
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	6,195	6,771
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2030	1,000	1,278
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2042	15,000	18,510
		70,659
Nevada 1.52%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2028	3,105	3,944
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2034	3,615	4,462
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	12,850	14,567
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 2033	9,555	12,446
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 2041	9,700	12,345
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 2023	3,000	3,411
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 2024	1,750	2,059
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2040	4,000	4,907
County of Clark, Airport System Rev. Ref. Bonds, Series 2019-D, 5.00% 2022	5,000	5,489
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2022	7,330	8,048
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	5,780	6,335
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2033	1,885	2,058
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2022	2,125	2,333
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	1,000	1,276
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2032	1,000	1,301
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2033	1,000	1,297
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 2026	5,515	6,885
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 2027	6,545	8,370
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 2029	7,230	9,165
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2032	3,500	4,463
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2033	4,250	5,405
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2034	6,500	8,250
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2035	5,250	6,648
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2036	7,350	9,263
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2043	19,345	23,823
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2048	22,000	26,996
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	11,365	11,374
County of Clark, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-B, 6.75% 2021	270	270
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2040	1,000	1,152
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,401
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 20251	1,155	1,157
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 4.00% 2020	370	372

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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 2043	$34,565	$42,332
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 2022	250	274
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 2023	600	681
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 2024	425	499
Las Vegas Valley Water Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2011-C, 5.00% 2030	8,000	8,422
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,179
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2037	3,500	3,796
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,081
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,600	1,963
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,115	1,364
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	2,500	3,049
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	3,500	4,262
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	2,000	2,431
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2041	18,900	22,677
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2046	27,235	32,341
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2017-A, 4.00% 2038	6,200	6,966
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2022	950	975
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	150	150
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC-Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,271
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC-Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,268
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC-Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,255
City of Sparks, Nevada Tourism Improvement Dist. No. 1 (Legends at Sparks Marina), Sales Tax Anticipation Rev. Ref. Bonds, Series 2019-A, 2.50% 20241	3,700	3,767
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2022	2,685	2,949
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2023	2,000	2,276
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2024	2,000	2,356
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2028	4,000	5,104
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,000	1,268
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2030	1,000	1,262
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,500	1,564
		371,054
New Hampshire 0.22%
Health and Education Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.25% 2024	1,910	1,925
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,494
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2035	1,735	1,958
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2042	2,750	3,073
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2047	5,500	6,122

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Bonds, notes & other debt instruments (continued) New Hampshire (continued)	Principal amount (000)	Value (000)
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 2032	$2,565	$3,042
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 2033	3,740	4,427
National Fin. Auth., Municipal Certificates, Series 2020-1, Class A, 4.125% 2034	19,650	23,595
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 20421	8,000	8,453
		54,089
New Jersey 2.03%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2037	750	895
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	1,335	1,488
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2027	1,500	1,706
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	1,000	1,124
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2034	1,000	1,119
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	2,690	3,049
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Bonds (Special Needs Housing Program), Capital Appreciation Bonds, Series 2007-B, XLCA insured, 0% 2026	2,085	1,853
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	590	658
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025 (preref. 2020)	4,160	4,221
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042 (preref. 2020)	5,000	5,082
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2029	1,340	1,591
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2049	1,250	1,428
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2028	950	1,171
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	1,500	1,830
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,216
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	3,250	3,898
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2042	4,500	5,331
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,500	1,671
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	5,500	5,963
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-BBB, 5.50% 2030	1,000	1,216
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2027	1,000	1,216
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2028	1,000	1,206
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2029	2,000	2,403
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2030	3,000	3,588
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2031	1,500	1,787
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2032	1,000	1,189
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2033	1,500	1,779
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-FFF, 5.00% 2024	1,000	1,151
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-FFF, 5.00% 2026	5,000	6,003

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.54% 20282	$5,000	$5,123
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2027	1,525	1,738
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	8,500	10,007
Econ. Dev. Auth., Transportation Project Sublease Rev. Ref. Bonds (New Jersey Transit Corp. Projects), Series 2017-B, 5.00% 2024	1,550	1,804
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,500	1,857
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2031	1,190	1,468
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2033	3,000	3,683
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2034	3,540	4,338
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, BAM insured, 5.00% 2027	1,125	1,369
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	3,026
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	4,350	5,227
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	750	896
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2014-A, 5.00% 2022	5,420	5,929
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 2030	2,555	3,168
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 2031	2,740	3,380
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, Assured Guaranty Municipal insured, 5.00% 2027	1,865	2,223
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2025	1,000	1,181
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2026	1,000	1,207
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030	500	593
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041 (preref. 2021)	1,500	1,607
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2021	500	528
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2031	1,000	1,232
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2032	1,310	1,612
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2033	1,670	2,053
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	500	589
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	585
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2035	1,000	1,180
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2036	1,000	1,177
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2037	1,000	1,174
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2038	1,250	1,460
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2044	5,000	5,738
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (AHS Hospital Corp. Issue), Series 2016, 5.00% 2020	1,020	1,037
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032 (preref. 2021)	3,000	3,197
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037 (preref. 2021)	3,500	3,730
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2025	1,000	1,093

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2032	$1,000	$1,243
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2035	1,250	1,540
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2037	1,000	1,224
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2039	2,500	3,037
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2057	1,000	1,191
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2031	6,830	8,374
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2033	7,000	8,547
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2043	6,150	7,425
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	1,100	1,161
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-A, 2.375% 2029	8,715	8,927
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Riverside Senior Apartments Project), Series 2019-D, 1.35% 2022 (put 2022)	1,000	1,005
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	37,470	41,887
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	18,405	20,864
Rutgers State University, G.O. Rev. Ref. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2028	7,000	7,929
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2030	2,040	2,342
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	14,075	15,927
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	2,000	2,199
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	3,400	3,738
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	2,000	2,195
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	70	76
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028 (preref. 2022)	1,135	1,258
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2024	4,120	4,726
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2025	3,330	3,920
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2030	5,000	6,182
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2032	7,000	8,561
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2033	5,000	6,096
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 2046	3,600	4,274
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 3.20% 2027	7,630	7,830
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	1,500	1,631
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	2,250	2,524
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	2,000	2,310
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2030	3,500	4,138
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2034	5,535	6,741
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2044	3,000	3,559
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	10,000	7,177
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	16,870	11,733
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2027	10,355	8,811

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2031	$10,000	$7,529
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2037	6,000	3,540
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 2038	9,965	6,052
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, 0% 2040	28,300	14,860
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2027	3,785	3,271
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,555	6,747
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, National insured, 5.50% 2021	17,825	19,230
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, 5.50% 2023	1,450	1,680
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, Assured Guaranty Municipal insured, 5.50% 2023	10,000	11,624
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	1,590	1,954
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2026	2,000	2,425
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2006-A, 5.25% 2020	10,000	10,362
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2006-A, 5.25% 2021	10,000	10,742
Turnpike Auth., Turnpike Rev. Bonds, Series 2017-C-6, (1-month USD-LIBOR x 0.70 + 0.75%) 1.996% 2030 (put 2023)2	10,000	10,093
		495,452
New Mexico 0.51%
County of Bernalillo, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	3,180	3,270
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	24,100	24,119
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	3,002
G.O. Bonds (Capital Projects), Series 2015, 5.00% 2025 (escrowed to maturity)	7,430	8,938
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2012-A, 5.00% 2042	6,360	7,004
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2015-A, 5.00% 2044	3,000	3,457
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 2035	2,900	3,323
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 2037	4,000	4,557
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 2046	5,000	5,992
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 2044	5,860	7,274
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-B, 5.00% 2049 (put 2025)	5,000	5,999
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	1,415	1,501
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2010-A, Class I, 4.50% 2028	30	30
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	175	176
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 2048	3,650	3,950
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-A-1, Class I, 4.00% 2049	4,800	5,257
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	8,465	9,263
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 2049	2,370	2,599
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	1,360	1,511
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	1,430	1,585

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Bonds, notes & other debt instruments (continued) New Mexico (continued)	Principal amount (000)	Value (000)
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-D, Class I, 3.75% 2050	$5,610	$6,185
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-F-1, Class I, 3.50% 2050	7,500	8,216
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 2051	4,500	4,953
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-B, 2.25% 2024	600	603
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-B1, 2.625% 2025	1,000	1,004
		123,768
New York 7.54%
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,460	1,833
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2031	1,055	1,318
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 2027	5,975	7,145
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 2028	7,275	8,668
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 3.00% 2043	4,260	4,342
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2032	1,035	1,174
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2033	1,085	1,227
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	1,000	1,127
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	210	228
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	2,670	3,179
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	5,840	6,909
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	41,405	47,542
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	1,500	1,733
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2054	26,390	9,719
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2055	14,665	5,207
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, 0% 2055	3,045	1,044
Dormitory Auth., Mental Health Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2021	5,000	5,113
Dormitory Auth., Rev. Bonds (Fordham University), Series 2011-A, 5.50% 2036 (preref. 2021)	650	694
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	1,000	1,181
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2033	7,500	8,823
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	500	579
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 2053	3,250	3,749
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2030	1,000	1,255
Dormitory Auth., Rev. Bonds (New York University), Series 1998-A, National insured, 5.75% 2027	9,710	11,760
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2031	1,000	1,301
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2036	1,500	1,918
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2038	2,000	2,537
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	11,000	11,564
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2036	650	750
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 20311	500	578

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2038	$1,070	$1,250
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2043	1,200	1,382
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	2,625	2,995
Dormitory Auth., Rev. Ref. Bonds (Mount Sinai Hospital Obligated Group), Series 2010-A, 5.00% 2026 (preref. 2020)	1,250	1,271
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	1,100	1,130
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-E, BAM insured, 5.00% 2026	1,000	1,256
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2018-A, 5.00% 2022	5,000	5,545
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,403
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, Group A, 5.00% 2024	5,000	5,840
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	9,151
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	1,974
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	2,898
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2034	4,390	5,204
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	1,500	1,863
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2035	17,005	21,250
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2040	2,000	2,506
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2037	1,500	1,919
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	5,000	6,293
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2043	10,100	12,685
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	13,000	16,209
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	4,000	4,743
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2040	12,475	14,695
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	40,000	46,372
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	3,000	3,741
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2034	10,000	12,722
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	1,250	1,381
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 1994-B, 2.00% 2029 (put 2020)	2,000	2,004
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Water Fin. Auth. Projects - Second Resolution Bonds), Series 2011-B, 5.00% 2036	2,500	2,637
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	527
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-B, 5.00% 2024	1,000	1,051
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2025	1,000	1,091
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2026	6,000	6,777
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	3,000	3,383
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 2042	1,250	1,341
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds (Climate Bond Certified), Series 2019-P, 2.60% 2034	2,260	2,336
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 2037	1,000	1,096
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	5,735	5,975
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047 (preref. 2021)	265	277
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047	3,610	3,780
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047 (preref. 2021)	4,685	4,923
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	2,020	2,849
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 20341	7,750	8,744
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 20401	2,700	3,059

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	$3,500	$3,747
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,000	4,253
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	4,000	4,297
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	5,320
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	3,600	3,940
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2034	1,500	1,743
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2039	3,995	4,608
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.996% 2033 (put 2023)2	30,000	30,253
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.996% 2033 (put 2023)2	62,600	63,128
Long Island Power Auth., Electric System General Rev. Bonds, Series 2016-B, 5.00% 2032	6,000	7,329
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2034	5,000	6,316
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2037	2,000	2,503
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2038	1,000	1,248
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2039	2,465	3,068
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 2036	5,000	6,175
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 1.94% 20202	11,100	11,156
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2046	1,010	1,012
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	7,500	7,962
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,376
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036 (preref. 2021)	6,000	6,457
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,684
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)2	7,500	7,505
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	23,845	27,654
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)2	13,000	13,001
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	7,154
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2032	1,500	1,865
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	4,000	4,897
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 2053	2,000	2,264
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-1, 5.00% 2025 (escrowed to maturity)	4,545	5,041
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)2	2,000	2,006
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-D-1, (1-month USD-LIBOR x 0.67 + 0.65%) 1.843% 2035 (put 2021)2	4,790	4,795
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	3,405	3,648
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023 (preref. 2021)	1,595	1,716
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	8,890
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,758
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,435
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,076
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,479
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	1,495	1,802
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 2035	4,885	6,060
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2B, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.30%) 1.528% 2032 (put 2021)2	15,000	14,976
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2027	1,500	1,313

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	$1,500	$1,239
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	5,000	3,769
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2030	1,000	1,244
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2024	4,330	5,139
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	2,500	2,889
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2035	5,000	5,754
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2036	3,000	3,441
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	11,500	14,362
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	5,500	7,054
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	6,000	7,618
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2030	1,000	1,259
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2031	1,000	1,253
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2033	1,000	1,246
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 2045	20,000	24,460
County of Monroe, Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds (Unity Hospital of Rochester Project), Series 2010, 5.50% 2040	1,000	1,045
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	6,720	7,144
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	4,955	5,227
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	7,770	8,158
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 2040	1,935	2,078
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 2048	27,590	29,732
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 3.50% 2049	3,785	4,045
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	155	158
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	13,045	13,993
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	510	583
County of Nassau, G.O. General Improvement Bonds, Series 2017-B, 5.00% 2030	2,760	3,435
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2035	2,250	2,826
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2042	2,000	2,463
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	825	1,008
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	750	905
New York City G.O. Bonds, Fiscal 2006, Series 2006-J-2, Assured Guaranty Municipal insured, 1.19% 20362	2,625	2,625
New York City G.O. Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2037	3,000	3,341
New York City G.O. Bonds, Fiscal 2013, Series 2013-H, 5.00% 2023	2,475	2,827
New York City G.O. Bonds, Fiscal 2013, Series 2013-J, 5.00% 2023	500	571
New York City G.O. Bonds, Fiscal 2014, Series 2014-G, 5.00% 2023	2,500	2,856
New York City G.O. Bonds, Fiscal 2014, Series 2014-J, 5.00% 2030	2,000	2,348
New York City G.O. Bonds, Fiscal 2015, Series 2015-A, 5.00% 2024	5,500	6,499
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2028	1,000	1,191
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2030	10,000	11,856
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2032	3,500	4,133
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2033	1,000	1,179
New York City G.O. Bonds, Fiscal 2015, Series 2015-D, 5.00% 2030	2,560	3,035
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 2026	8,000	9,756
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2030	740	913
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2037	2,000	2,435
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2032	1,500	1,856
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2034	1,000	1,234
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2037	2,500	3,067
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2038	1,500	1,838
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2041	1,500	1,838
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2026	5,000	6,273

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2028	$2,200	$2,777
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2026	10,000	12,547
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2027	1,500	1,927
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2028	1,000	1,280
New York City G.O. Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2035	2,950	3,683
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2026	1,500	1,882
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2029	4,800	6,195
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2030	8,075	10,377
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2031	3,620	4,623
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2032	2,575	3,277
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2037	6,345	7,939
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2044	5,000	6,137
New York City G.O. Bonds, Fiscal 2018, Series 2018-F-1, 5.00% 2037	2,000	2,507
New York City G.O. Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 2037	5,000	6,346
New York City G.O. Bonds, Fiscal 2019, Series 2019-E, 5.00% 2033	1,000	1,294
New York City G.O. Bonds, Fiscal 2019, Series 2019-E, 5.00% 2034	2,250	2,900
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2041	13,900	17,676
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2043	10,000	12,645
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2039	1,000	1,177
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	2,500	2,936
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2036	10,000	12,974
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2038	7,500	9,654
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2039	6,810	8,735
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2042	6,000	7,633
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2043	5,000	6,341
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	5,000	5,016
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	5,260	5,534
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 2042	2,000	2,156
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 2042	8,000	8,421
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,000	2,009
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	9,725	10,163
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	5,500	5,561
New York City Municipal Bond Bank Agcy., Special School Purpose Rev. Ref. Bonds (Prior Year Claims), Series 2012-A, 5.00% 2021	2,000	2,154
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2010-FF, 5.00% 2025	895	908
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2010-FF, 5.00% 2025 (preref. 2020)	1,360	1,380
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-EE, 5.375% 2043	20,815	21,605
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-GG, 5.00% 2026	205	216
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-GG, 5.00% 2026 (preref. 2021)	1,795	1,896
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-GG, 5.00% 2043 (preref. 2021)	2,000	2,117
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2013, Series 2013-BB, 5.00% 2047	5,000	5,517
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 2047	4,000	4,868

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2033	$4,560	$5,725
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2037	3,000	3,732
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 2046	12,670	15,458
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-CC-1, 5.00% 2048	5,000	6,089
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-EE, 5.00% 2040	5,000	6,241
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.00% 2049	9,000	11,083
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012, Series 2012-S-1A, 5.00% 2032	6,400	6,777
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013, Series 2013-S-1, 5.00% 2033	1,825	1,998
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2016, Series 2016-S-1, 5.00% 2029	5,000	6,121
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-1, 5.00% 2035	3,295	4,105
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-2, 5.00% 2034	4,000	5,076
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2033	4,320	5,509
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2037	10,000	12,567
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2038	4,000	5,007
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2034	4,000	5,076
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2035	3,000	3,737
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2037	19,250	24,191
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 4.00% 2037	5,135	5,963
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2035	5,000	6,325
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2020	100	100
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2028	1,500	1,680
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2036	1,000	1,114
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2020-A-2, 5.00% 2040	55,000	69,925
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2027	5,000	6,026
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2035	1,000	1,222
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2031	3,750	4,708
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	2,500	3,029
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2034	5,000	6,240
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2035	5,000	6,227
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	1,750	2,151
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-2, 5.00% 2035	10,000	12,526
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2033	10,000	12,579
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2045	2,500	3,053
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	4,300	4,909
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2035	6,000	7,640
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2037	3,000	3,789
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2038	9,660	12,146
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-C-1, 5.00% 2034	5,000	6,488
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2043	10,000	11,666
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-A-1, 5.00% 2037	2,500	2,905
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-1, 5.00% 2031	5,000	5,946
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2034	8,000	9,608
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2036	4,000	4,792
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2037	2,000	2,394

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Port Auth., Consolidated Bonds, Series 212, 4.00% 2037	$2,000	$2,382
Port Auth., Consolidated Bonds, Series 212, 4.00% 2038	4,000	4,743
Port Auth., Consolidated Bonds, Series 212, 4.00% 2039	3,360	3,967
Port Auth., Special Project Bonds (John F. Kennedy International Air Terminal LLC Project), Series 8, 6.00% 2036	7,000	7,311
Port Auth., Special Project Bonds (John F. Kennedy International Air Terminal LLC Project), Series 8, 6.00% 2042	13,000	13,536
Port Auth., Special Project Bonds (John. F. Kennedy International Air Terminal LLC Project), Series 8, 5.00% 2020	345	356
Public Housing Capital Fund Rev. Trust II, Trust Certificates, Series 2012, 4.50% 20221	439	446
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,250	1,357
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	2,135	2,253
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028 (preref. 2021)	365	386
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 2029	180	216
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 2034	165	194
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 2040	175	203
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 2023	250	263
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 2024	250	267
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 2025	275	298
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2029	1,000	1,150
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2034	1,000	1,135
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2040	1,050	1,179
County of Suffolk, Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,222
Thruway Auth., General Rev. Bonds, Series 2012-I, 5.00% 2042 (preref. 2022)	2,500	2,701
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2032	5,000	6,030
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2041	3,500	4,161
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2046	8,500	10,030
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2051	1,600	1,878
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 2056	3,250	3,837
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2037	7,000	8,312
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2038	12,260	14,506
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2039	4,000	4,711
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2045	4,000	4,606
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2028	1,500	1,941
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2029	2,000	2,587
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2030	1,700	2,184
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2033	2,395	2,981
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2034	960	1,193
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2035	1,000	1,240
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2013-A, 5.00% 2023	2,500	2,837

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2017-B, 5.00% 2033	$3,000	$3,735
City of Troy, Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2010-A, 5.00% 2030	17,540	17,946
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 4.00% 2040	1,750	1,992
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2032	1,750	2,242
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2033	1,250	1,597
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2034	1,750	2,231
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2035	1,250	1,589
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2039	1,500	1,881
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2021	5,000	5,229
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2024	4,000	4,672
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	5,000	5,768
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	1,750	2,159
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2029	1,000	1,232
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2030	3,500	4,299
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2031	4,500	5,505
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2034	1,000	1,240
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 2036	16,375	20,450
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 2031	12,025	15,300
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 2034	12,500	15,704
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2039	2,500	3,133
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	12,000	14,853
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-TE, 5.00% 2030	2,500	2,884
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2034	5,000	6,158
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2034	1,000	1,232
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2035	750	922
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2038	5,000	6,318
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2039	4,000	5,043
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	20,000	25,110
		1,843,482
North Carolina 0.82%
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2022	740	798
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 2025 (escrowed to maturity)	10,225	12,746
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026 (escrowed to maturity)	2,500	3,215
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022 (escrowed to maturity)	2,815	3,087
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,990	2,559
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2028	2,895	3,430
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2030	3,000	3,533
Hospital Fin. Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 2038	1,635	1,845
Hospital Fin. Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 2039	1,390	1,564
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	3,305	3,649
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 2050	4,985	5,508
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	9,040	9,755

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Bonds, notes & other debt instruments (continued) North Carolina (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 2048	$23,905	$26,113
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pines at Davidson), Series 2019-A, 5.00% 2034	1,000	1,144
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pines at Davidson), Series 2019-A, 5.00% 2038	1,000	1,138
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pines at Davidson), Series 2019-A, 5.00% 2049	8,520	9,595
Medical Care Commission, Health Care Facs. Rev. Bonds (Rex Healthcare), Series 2020-A, 4.00% 2049	9,000	10,284
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (WakeMed), Series 2012-A, 5.00% 2031	1,500	1,638
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 2047	4,000	4,348
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 2034	1,000	1,179
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 2044	2,000	2,313
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 2038	1,840	2,184
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 2044	3,000	3,526
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 2049	5,000	5,854
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2040	4,500	2,641
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2041	5,500	3,101
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2042	3,500	1,898
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2043	3,650	1,908
Turnpike Auth., Triangle Expressway System, Rev. Bonds, Series 2019, Assured Guaranty Municipal insured, 4.00% 2055	9,820	11,065
Board of Governors of the University of North Carolina, Rev. Bonds, Series 2019, 5.00% 2045	2,000	2,976
Board of Governors of the University of North Carolina, Rev. Bonds, Series 2019, 5.00% 2049	3,000	4,568
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.593% 2041 (put 2022)2	52,050	52,147
		201,309
North Dakota 0.30%
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2024 (preref. 2021)	1,210	1,278
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	700	739
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 2036	1,365	1,427
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	3,890	4,145
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	595	616
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	310	326
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	715	752
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	1,910	2,018
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	4,510	4,791
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 2047	3,960	4,263
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	3,095	3,350
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	6,785	7,366
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 2049	14,475	15,784
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	2,785	3,092
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 2050	9,985	11,313

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Bonds, notes & other debt instruments (continued) North Dakota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 2050	$6,060	$6,720
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2048	5,000	5,726
		73,706
Ohio 2.44%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2026	3,250	3,359
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2026	4,525	4,677
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-A, 2.40% 2038 (put 2029)	1,000	1,024
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-D, 1.90% 2026 (put 2024)	9,000	9,184
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 2029	3,900	4,129
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 20183	8,500	9,010
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 3.80% 2027 (preref. 2022)	4,760	4,971
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	3,000	3,227
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 2041	2,980	3,557
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2033	16,000	17,248
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-A, 5.00% 2038 (preref. 2020)	5,850	5,927
American Municipal Power, Inc., Combined Hydroelectric Project Rev. Bonds, Series 2018-A, 2.25% 2048 (put 2021)	2,300	2,322
American Municipal Power, Inc., Fremont Energy Center Project Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,142
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	23,115	23,522
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	4,015	4,152
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	1,985	2,053
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040 (preref. 2020)	10,000	10,360
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	10,385	12,062
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 2037	1,160	1,408
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 2047	4,495	5,322
City of Cleveland, Airport System Rev. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	7,000	7,278
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2022	3,000	3,112
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,075
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	3,000	3,236
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,481
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	6,500	7,012
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	3,015	3,253
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	3,655	3,943
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	2,025	2,185
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2028	4,000	4,315
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,175	1,389
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,525	1,796

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	$2,000	$2,338
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,165
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2023	1,260	1,407
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2018-B 5.00% 2048	5,000	6,092
City of Columbus, G.O. Bonds, Series 2012-A, 4.00% 2027 (preref. 2022)	3,865	4,171
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2052	6,750	7,745
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2057	5,000	5,720
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2052	10,000	11,849
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	4,250	4,677
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.00% 2035	2,700	2,974
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	2,450	2,493
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2017-OH-A, 5.00% 2047	15,625	19,085
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-OH-A, 5.00% 2035	1,000	1,307
G.O. Bonds, Common Schools Bonds, Series 2017-A, 5.00% 2021	5,000	5,230
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2013-B, 5.00% 2022	1,000	1,097
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	2,345	2,630
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	3,500	3,823
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032	4,075	4,474
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	1,345	1,549
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	14,325	15,955
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center), Series 2019-CC, 5.00% 2041	1,205	1,759
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center), Series 2019-CC, 5.00% 2049	3,035	4,638
County of Hamilton, Sales Tax Rev. Ref. and Improvement Bonds, Capital Appreciation Bonds, Series 2000-B, AMBAC insured, 0% 2027	6,180	5,459
Higher Educational Facs. Auth., Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2030	1,090	1,382
Higher Educational Facs. Auth., Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2032	1,000	1,256
Higher Educational Facs. Auth., Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2034	1,040	1,301
Higher Educational Facs. Auth., Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2036	1,000	1,245
Higher Educational Facs. Auth., Rev. Ref. Bonds (Case Western Reserve University Project), Series 2019-A, (1-month USD-LIBOR x 0.70 + 0.42%) 1.666% 2044 (put 2022)2	22,660	22,670
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 20481	325	362
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2032	4,000	4,779
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2035	1,990	2,359
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2046	10,250	11,806
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038 (preref. 2022)	5,000	5,389
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2031	1,700	2,152
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2032	1,180	1,490
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2033	5,025	6,306
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-B, 4.00% 2041	3,000	3,476
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	14,330	15,267
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	1,170	1,241

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	$7,755	$8,456
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	10,630	11,455
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	14,895	16,714
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 2050	8,500	9,639
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	7,775	8,723
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	20	20
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	60	61
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	40	41
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	140	144
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	1,500	1,554
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	17,750	21,004
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2020	1,000	1,036
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2021	1,750	1,884
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2027	2,820	3,638
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2030	2,500	3,402
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2031	4,375	6,047
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	3,200	3,479
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	1,500	1,620
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	3,000	3,225
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. Ref. Bonds, Series 2019, 3.00% 2034	6,000	6,527
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. Ref. Bonds, Series 2019, 3.00% 2035	4,000	4,338
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. Ref. Bonds, Series 2019, 3.00% 2038	9,220	9,875
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 2033	1,000	1,230
Port Auth., Gas Supply Rev. Ref. Bonds, Series 2019, 5.00% 2049 (put 2025)	3,000	3,519
Public Facs. Commission, Higher Education G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	5,000	6,418
Public Housing Capital Fund Rev. Trust II, Trust Certificates, Series 2012, 5.00% 20221	826	829
County of Ross, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group), Series 2019, 5.00% 2039	4,000	4,983
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	2,000	2,163
Turnpike and Infrastructure Commission, Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	3,211
Turnpike and Infrastructure Commission, Rev. Ref. Bonds, Series 2013-A-1, 5.00% 2048	3,750	4,135
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2038	1,775	2,017
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2031	12,080	15,301
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2032	16,690	21,004
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2033	19,230	24,132
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.75% 2033	1,000	1,140
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2033	375	426
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2034	505	573

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2028	$200	$241
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2033	875	1,037
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2034	1,000	1,183
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2035	1,000	1,178
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2036	555	652
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,930	2,248
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 2028	830	1,041
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 2030	800	1,013
Water Dev. Auth., Solid Waste Rev. Bonds (Waste Management Project), Series 2004, 1.55% 2021	1,000	1,004
		595,409
Oklahoma 0.23%
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 2036	2,000	2,454
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 2039	3,530	4,292
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	5,500	6,810
Housing Fin. Agcy., Collateralized Rev. Bonds (Windsong Apartments), Series 2018, 2.05% 2021 (put 2020)	2,000	2,003
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	200	207
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2019-A, 4.00% 2049	5,000	5,569
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,300	1,562
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,189
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2047	3,070	3,576
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 4.00% 2045	6,655	7,340
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 2045	3,500	4,242
County of Tulsa, Dev. Auth. Rev. Ref. Bonds (St. John Health System, Inc.), Series 2012, 5.00% 2021 (escrowed to maturity)	1,600	1,667
Turnpike Auth., Turnpike System Rev. Bonds, Series 2011-B, 5.00% 2029 (preref. 2021)	1,650	1,712
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 2047	8,560	10,204
Turnpike Auth., Turnpike System Rev. Bonds, Series 2018-A, 4.00% 2048	3,000	3,353
		56,180
Oregon 0.42%
County of Deschutes, Hospital Fac. Auth., Hospital Rev. Bonds (St. Charles Health System, Inc.), Series 2016-A, 5.00% 2048	1,650	1,888
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 2040	2,480	2,678
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	2,500	2,904
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 2045	7,420	7,930
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 2047	6,700	7,156
G.O. Bonds, Series 2017-C, 5.00% 2029	5,000	6,366
G.O. Bonds, Series 2017-C, 5.00% 2033	5,000	6,264
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	8,230	8,785
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	3,975	4,298

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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 2048	$11,515	$12,279
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	3,155	3,482
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-C, 4.50% 2049	2,320	2,574
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	990	1,114
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2046	1,230	1,435
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 2045	2,000	2,078
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	3,000	3,189
Port of Portland, Portland International Airport Rev. Bonds, Series 23, 5.00% 2027	1,675	2,025
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2024	210	241
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2025	230	271
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2026	125	151
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2027	125	152
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2053	1,500	1,734
City of Salem, Hospital Fac. Auth., Rev. Bonds (Salem Health Projects), Series 2019-A, 4.00% 2049	3,000	3,367
City of Salem, Hospital Fac. Auth., Rev. Bonds (Salem Health Projects), Series 2019-A, 5.00% 2044	7,000	8,625
City of Salem, Hospital Fac. Auth., Rev. Ref. Bonds (Capital Manor Project), Series 2012, 6.00% 2042	1,000	1,081
City of Salem, Hospital Fac. Auth., Rev. Ref. Bonds (Capital Manor Project), Series 2012, 6.00% 2047	1,250	1,349
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2029	2,435	3,091
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2030	2,075	2,621
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2031	3,050	3,840
		102,968
Pennsylvania 5.04%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2014-A, 5.00% 2032	1,000	1,197
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2032	4,350	5,432
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2033	3,500	4,350
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 2.099% 20372	9,775	9,702
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 2035	6,100	7,123
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 2036	7,500	8,731
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 2037	9,585	11,119
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2021	2,500	2,648
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 2035	1,000	1,156
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 2036	1,250	1,441
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 2038	2,000	2,290
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2028	2,565	3,224
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2029	2,995	3,751
County of Berks, Municipal Auth., Rev. Bonds, Series 2009-A, 5.50% 2031	5,000	5,017
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2023	135	150
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2030	330	379
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2031	465	533
County of Bucks, Industrial Dev. Auth., Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 2044	2,480	2,743
County of Chester, Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System), Series 2010-A, 5.00% 2031 (preref. 2020)	3,690	3,732
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 4.00% 2044	27,655	31,099
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 4.00% 2049	28,940	32,379

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 2.50% 2021	$300	$301
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.00% 2022	810	818
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.00% 2023	855	865
County of Delaware, Industrial Dev. Auth., Rev. Ref. Bonds (Covanta Project), Series 2015-A, 5.00% 2043	2,500	2,529
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2031	2,050	2,569
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2034	1,000	1,245
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,242
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2036	3,260	4,040
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2037	2,500	3,090
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2042	3,000	3,664
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2031	350	424
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 2031	1,000	1,299
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 2032	1,250	1,616
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 2037	2,100	2,676
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 2038	2,250	2,856
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 2039	2,250	2,846
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 2040	2,155	2,717
Delaware River Port Auth., Rev. Ref. Bonds (Port Dist. Project), Series 2012, 5.00% 2021	3,100	3,210
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2041	4,265	4,881
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2046	1,630	1,852
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-B, 5.00% 2020	290	294
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 2049	500	586
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2030	1,000	1,109
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	200	218
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	435	487
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	750	832
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2035	1,060	1,215
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	1,250	1,410
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 4.00% 2037	1,880	2,135
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 5.00% 2031	1,000	1,254
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 5.00% 2032	1,000	1,248
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	425	545
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,287
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 2030	500	641
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2024	3,000	3,473
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2025	2,500	2,981
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2026	3,000	3,669
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2027	3,000	3,745
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2028	4,000	5,087
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2029	4,000	5,058
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2030	4,000	5,024
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2031	3,500	4,378
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2032	3,000	3,743

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2033	$3,000	$3,733
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2034	3,000	3,723
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2035	495	612
Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036	1,500	1,640
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2022	290	311
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2023	500	546
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2025	500	563
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2027	650	741
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2032	1,050	1,178
G.O. Rev. Ref. Bonds, Series 2018-2, 5.00% 2022	6,000	6,510
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 1.54% 2049 (put 2024)2	13,240	13,241
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2011-A, 5.75% 2041 (preref. 2021)	1,000	1,074
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 2034	5,500	6,358
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 2035	7,000	8,073
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 2036	8,500	9,779
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 2042	19,000	23,088
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 2049	2,500	2,870
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 5.80% 2030 (preref. 2020)	1,330	1,357
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043 (preref. 2020)	3,250	3,318
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043 (preref. 2021)	690	751
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030 (preref. 2022)	1,000	1,108
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044 (preref. 2022)	1,980	2,194
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	5,400	6,295
Higher Educational Facs. Auth., Rev. Bonds (Trustees of the University of Pennsylvania), Series 2017-A, 5.00% 2033	1,675	2,081
Higher Educational Facs. Auth., Rev. Ref. Bonds (Drexel University), Series 2017, 5.00% 2025	2,000	2,394
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	6,248
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	4,000	4,043
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, 3.80% 2035	3,000	3,219
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	9,965	10,394
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 2031	5,000	5,213
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	7,660	8,033
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 2031	3,320	3,462
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	12,635	13,277
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,355	1,452
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 2032	6,000	6,393
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 2042	7,500	7,980
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 2047	2,390	2,552
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 2048	21,875	23,698
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-127-B, 3.875% 2038	8,000	8,736
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.50% 2034	6,500	7,082

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.85% 2038	$4,615	$5,102
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 2.75% 2034	8,000	8,308
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	2,000	2,037
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Country Commons Apartments), Series 2018, 3.60% 2035	6,402	7,354
County of Lancaster, Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.00% 2023 (escrowed to maturity)	1,100	1,244
County of Lancaster, Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.375% 2028 (preref. 2023)	1,250	1,429
County of Lancaster, Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035 (preref. 2023)	1,400	1,617
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 4.00% 2049	2,000	2,240
County of Lehigh, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network), Series 2016-A, 4.00% 2035	20,010	22,306
County of Lehigh, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2016-A, 1.80% 2029 (put 2022)	9,900	10,022
County of Lehigh, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2016-B, 1.80% 2027 (put 2022)	7,000	7,115
City of Monroeville, Fin. Auth., UPMC Rev. Bonds, Series 2012, 5.00% 2029	3,000	3,291
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	3,950	4,319
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2038	1,000	1,153
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2039	1,000	1,149
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2044	2,500	2,826
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 4.00% 2036	4,000	4,586
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 1.66% 2051 (put 2023)2	8,600	8,600
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2024	800	903
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2027	1,750	2,034
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2028	2,700	3,124
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2030	1,000	1,151
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2031	5,000	5,743
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	5,500	6,280
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	6,880	7,765
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,640	2,976
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1994-A, 2.55% 2029 (put 2020)	3,000	3,015
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2022	145	156
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2024	100	112

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (Waverly Heights Ltd.), Series 2019, 5.00% 2049	$2,345	$2,762
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2033	9,655	11,480
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	20,500	24,168
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	2,500	2,709
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	1,500	1,625
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026	3,000	3,244
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	500	539
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2046	1,325	1,485
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2010, 6.50% 2025 (preref. 2021)	4,000	4,401
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 2.178% 2028 (put 2024)2	10,500	10,701
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2017-A-2, 5.00% 2034	2,000	2,438
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2017-A-2, 5.00% 2039	4,000	4,819
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2017-A-2, 5.00% 2045	14,400	17,121
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 4.00% 2040	2,915	3,192
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	4,000	4,702
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 2043	1,000	1,205
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 2048	1,000	1,202
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.286% 2048 (put 2022)2	3,650	3,684
Pennsylvania State University, G.O. Bonds, Series 2016-A, 5.00% 2032	1,000	1,236
Pennsylvania State University, G.O. Bonds, Series 2016-A, 5.00% 2034	1,000	1,232
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2027 (preref. 2021)	3,000	3,189
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2028	2,000	2,390
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2031	1,000	1,184
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2032	2,000	2,357
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2034	1,000	1,172
City of Philadelphia, Gas Works Rev. Ref. Bonds (1998 General Ordinance), Fourteenth Series, 5.00% 2031	1,500	1,827
City of Philadelphia, Gas Works Rev. Ref. Bonds (1998 General Ordinance), Fourteenth Series, 5.00% 2033	2,750	3,326
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	1,000	1,089
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,600	13,661
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2028	1,000	1,201
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2017, 4.00% 2035	2,500	2,876

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2017, 4.00% 2037	$4,000	$4,578
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2027	5,625	6,691
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2028	1,000	1,184
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2029	2,620	3,079
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2034	3,915	4,851
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2037	2,000	2,459
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2052	4,000	4,800
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 2052	3,000	3,653
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2029	4,725	5,974
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2030	5,900	7,409
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	3,560	4,452
Philadelphia School Dist., G.O. Bonds, Series 2015-A, 5.00% 2035	1,400	1,640
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2024	1,185	1,383
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	500	601
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2027	3,710	4,536
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2028	14,505	17,665
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2029	16,620	20,162
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2030	1,990	2,404
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2029	1,250	1,577
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2031	1,600	2,001
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2032	1,000	1,247
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2034	1,750	2,173
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2037	1,850	2,277
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,227
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2036	3,500	4,015
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2037	3,700	4,228
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2038	4,270	4,859
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2039	1,800	2,044
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2030	2,000	2,565
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2044	15,000	18,485
Philadelphia School Dist., G.O. Green Bonds, Series 2019-B, 5.00% 2029	1,500	1,935
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 2034	13,000	17,345
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2016-F, 5.00% 2027	500	611
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2023	2,500	2,795
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	1,300	1,301
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2032	2,000	2,779
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2033	1,250	1,765
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2023	1,180	1,284
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2025	2,000	2,176
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2026	1,000	1,088
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2027	1,000	1,088
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	12,205
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	12,000	14,645
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	6,000	7,265

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2035	$1,000	$1,208
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	1,750	2,097
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.78%) 2.062% 20242	11,600	11,671
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.83%) 2.112% 20312	4,520	4,555
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 4.00% 2037	1,025	1,165
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2032	1,000	1,226
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2033	800	980
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	14,950	15,575
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 1.92% 20212	3,000	3,028
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-C, 5.00% 2039	10,345	12,116
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2034	2,000	2,419
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2035	3,500	4,210
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2036	3,250	3,901
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2041	6,800	8,074
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	20,960	24,848
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2032	1,000	1,253
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2033	1,500	1,875
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2034	1,000	1,244
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2035	1,250	1,552
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2036	1,300	1,610
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2037	2,250	2,777
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2042	6,500	7,929
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2047	7,500	9,082
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-1, 5.00% 2042	8,500	10,132
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	18,730	23,083
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2034	6,995	8,605
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2038	5,000	6,256
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2044	22,450	28,270
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2044	2,500	3,076
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2049	37,915	47,431
University of Pittsburgh - Of the Commonwealth System of Higher Education, PANTHERS, Series 2018, (SIFMA Municipal Swap Index + 0.24%) 1.18% 20212	42,235	42,307
County of Westmoreland, Municipal Auth., Municipal Service Rev. Bonds, Series 2016, BAM insured, 5.00% 2042	5,000	5,842
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	5,000	5,027
		1,231,774
Puerto Rico 0.74%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2008-A, Assured Guaranty insured, 5.00% 2028	3,140	3,223
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.00% 2033	12,045	12,873
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.125% 2037	790	846
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.25% 2042	6,795	7,296
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.75% 2037	5,000	5,444
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2021	2,500	2,597
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.799% 20292	18,030	17,850
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 1996-Y, Assured Guaranty Municipal insured, 6.25% 2021	4,855	5,027

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	$545	$550
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-E, Assured Guaranty Municipal insured, 5.50% 2022	1,170	1,249
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	1,510	1,534
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	2,275	2,417
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,390	1,461
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2025	990	1,001
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,870	1,890
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	1,280	1,282
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2029	2,100	2,450
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2039	2,400	2,708
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	8,255	8,611
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	3,840	4,966
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)4	45	58
Public Improvement G.O. Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.25% 2020	3,910	3,962
Public Improvement G.O. Rev. Ref. Bonds, Series 2001-A, National insured, 5.50% 2020	4,745	4,809
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 20472	9,652	2,585
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 20542	15,771	2,920
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2024	147	134
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2027	250	211
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2029	243	193
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2031	314	232
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2033	353	243
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	19,622	5,757
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	30,731	34,631
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 2040	20,000	21,764
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 2058	11,000	12,204
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	4,600	4,594
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,250	1,244
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	5	5
		180,821
Rhode Island 0.36%
Clean Water Fin. Agcy., Water Pollution Control Revolving Fund Rev. Bonds (Pooled Loan Issue), Series 2011-A, 5.00% 2028 (preref. 2020)	1,500	1,541
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2032	640	760
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2034	1,505	1,782
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2036	500	590
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2037	250	294

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Bonds, notes & other debt instruments (continued) Rhode Island (continued)	Principal amount (000)	Value (000)
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	$2,130	$2,482
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2046	10,010	11,607
Commerce Corp., Grant Anticipation Bonds (Dept. of Transportation), Series 2016-B, 5.00% 2029	3,000	3,656
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	1,250	1,319
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	1,000	1,132
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2024	2,250	2,635
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	2,909
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,296
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2022	1,600	1,740
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,990	3,354
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Bryant University), Series 2014, 5.00% 2032	1,000	1,146
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2013-A, 6.00% 2033 (preref. 2023)	1,250	1,471
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	2,200	2,551
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	2,000	2,296
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2032	2,845	3,362
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2025	5,500	6,498
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,756
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	2,230	2,326
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 2048	9,195	10,083
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 70, 4.00% 2049	5,650	6,271
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 71, 3.75% 2049	9,300	10,313
		88,170
South Carolina 1.37%
City of Charleston, Waterworks and Sewer System Capital Improvement Bonds, Series 2006-B, 1.521% 2035 (put 2022)2	12,000	12,016
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2042	2,471	571
Fort Mill School Dist., G.O. Bonds, Series 2013-A, 4.00% 2028 (preref. 2023)	1,475	1,616
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	1,680	1,811
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	1,795	1,985
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-B, 3.75% 2050	15,000	16,749
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2014-A-1, 4.00% 2041	905	959
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	4,175	4,498
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 2044	640	737
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 2049	2,515	2,879
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 2054	3,000	3,415
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 20361,4	19,500	24,252
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20261	1,880	2,084
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20361	2,500	2,830
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	32,000	37,893
Jobs-Econ. Dev. Auth., Lease Rev. Bonds (SPE Fayssoux Properties, LLC Project), Series 2016-A, 5.25% 2033	1,450	1,717

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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2020	$425	$427
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-C, 5.00% 2047	1,090	1,268
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	4,000	4,035
Lexington County Health Services Dist., Inc., Hospital Rev. Bonds, Series 2016, 5.00% 2041	5,000	5,852
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2011, 5.00% 2021	1,125	1,203
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 2028	1,210	1,466
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	10,000	11,019
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	4,863
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	2,995	3,187
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	16,610	17,781
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	2,385	2,649
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.50% 2053	7,540	8,491
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	10,010	11,203
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	10,600	12,076
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	2,500	2,945
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2031	1,130	1,310
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	255	289
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	10,290	11,705
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	1,000	1,071
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	22,145	25,759
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2036	13,700	16,309
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2034	500	605
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	665	803
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2037	500	600
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2056	2,545	2,971
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.00% 2038	5,405	6,048
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	4,360	4,879
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,990	4,515
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 5.00% 2034	1,020	1,178
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 3.75% 2046 (4.50% on 12/1/2024)4	150	150
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	6,695	7,923
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2029	100	118
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	4,335	5,182
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 2029	2,360	2,859
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 2031	2,350	2,830
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-B, 2.75% 2051 (3.00% on 12/1/2022)4	18,680	18,633
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2028	2,730	3,365
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2030	3,010	3,679
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2034	3,625	4,386
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	2,000	2,414
		334,058
South Dakota 0.54%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-A, 4.00% 2034	26,000	27,933
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2025	600	708
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2026	700	821
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	1,750	1,977
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 4.00% 2040	1,750	1,912
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 5.00% 2045	5,900	6,772

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Bonds, notes & other debt instruments (continued) South Dakota (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	$2,115	$2,225
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	5,345	5,684
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 2046	7,075	7,459
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	9,790	10,348
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 3.10% 2032	6,900	7,389
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 2047	15,245	16,471
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 2048	17,930	19,520
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	7,335	8,086
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-A, 3.75% 2050	9,900	11,011
Housing Dev. Auth., Multi Family Rev. Bonds (Meadowland Apartments), Series 2019, 1.54% 2022 (put 2021)	4,000	4,014
		132,330
Tennessee 1.03%
City of Chattanooga, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,000	4,478
City of Chattanooga, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2044	2,010	2,236
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 4.00% 2040	7,000	7,666
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 5.00% 2035	3,175	3,882
Town of Greeneville, Health and Educational Facs. Board, Multi Family Housing Rev. Bonds (People RD Portfolio Project), Series 2019, 1.45% 2022 (put 2021)	1,200	1,205
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	465	482
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	715	737
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	5,730	6,082
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	1,825	1,875
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	1,465	1,557
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	1,635	1,732
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	1,865	1,992
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	1,110	1,176
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	830	896
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 2048	6,990	7,448
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-4-B, 4.00% 2048	2,665	2,886
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-1, 4.00% 2043	9,950	10,833
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-2, 4.00% 2049	12,755	13,927
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 2049	11,435	12,624
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	7,950	8,854
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 2048	20,150	22,624
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 3.50% 2050	20,640	22,843
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2021	1,405	1,454
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,504
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2027 (preref. 2023)	9,390	10,498
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2029 (preref. 2023)	29,860	33,385
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2031 (preref. 2023)	10,595	11,846
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (East Webster Street Apartments Project), Series 2018, 2.05% 2021 (put 2020)	2,070	2,074

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Bonds, notes & other debt instruments (continued) Tennessee (continued)	Principal amount (000)	Value (000)
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Oakwood Flats Apartments Project), Series 2018, 2.10% 2021 (put 2020)	$3,000	$3,020
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2017-A, 5.00% 2048	4,000	4,724
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 2042	5,000	6,166
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 2046	5,000	6,125
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 2046	4,000	4,900
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	7,500	7,681
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	10,000	10,000
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	2,282
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 20492	5,000	5,667
		252,361
Texas 11.36%
Affordable Housing Corp., Single Family Mortgage Rev. Bonds (Texas Heroes Home Loan Program), Series 2019-A, 4.25% 2049	3,625	4,049
Aledo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,000	1,203
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2027	1,085	1,355
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2042	2,000	2,400
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2034	650	798
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2036	915	1,117
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2037	1,445	1,758
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2047	2,625	3,136
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2034	330	391
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2035	1,000	1,183
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2036	385	454
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2038	900	1,055
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2039	470	549
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2023	150	170
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2024	185	217
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2025	195	236
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 3.00% 2033	3,320	3,601
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 3.00% 2034	3,420	3,701
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2022	1,015	1,117
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 4.00% 2044	6,100	7,020

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2021	$390	$414
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2023	325	369
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2024	325	381
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2032	600	775
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	1,120	1,152
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	1,000	1,149
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	1,100	1,242
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2042	4,165	5,010
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 2037	725	867
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 2048	3,345	3,914
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2049	4,605	5,097
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	2,245	2,802
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,232
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2043	5,000	6,070
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2029	1,500	1,893
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2030	1,000	1,254
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2031	1,100	1,373
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2032	1,000	1,244
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2032	1,400	1,660
Austin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	60	64
Austin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2027 (preref. 2021)	940	996
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2028	3,085	3,856
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2030	3,000	3,722
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2037	2,660	3,251
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2032	1,100	1,352
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2033	2,220	2,723
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2034	2,000	2,449
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2035	1,125	1,374
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2036	3,605	4,395
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2037	2,000	2,431
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2041	2,500	3,013
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2028	1,000	1,214
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	5,000	5,876
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2031	1,130	1,396
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,232
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2033	1,000	1,229
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2035	2,000	2,448
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2044	23,000	29,409
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2049	28,000	35,539
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2011, 5.00% 2036	1,925	2,055
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 3.00% 2027	1,705	1,869
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,251
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2029	3,000	3,742
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2032	4,405	5,442
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2035	8,185	10,035
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2036	6,985	8,546
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2041	26,405	31,897
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2045	11,795	14,149

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2035	$4,000	$5,020
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2036	3,500	4,379
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2037	5,000	6,235
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2042	10,000	12,317
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2046	5,000	6,110
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2019, 4.00% 2036	1,700	1,997
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2019, 4.00% 2037	3,000	3,513
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2019, 4.00% 2038	3,000	3,499
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2019, 4.00% 2039	3,000	3,490
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2019, 4.00% 2040	2,000	2,318
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2018, 5.00% 2026	1,800	2,215
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2018, 5.00% 2027	1,095	1,379
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2018, 5.00% 2028	1,100	1,380
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2018, 5.00% 2033	2,000	2,462
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2018, 5.00% 2034	2,000	2,458
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2018, 5.00% 2035	6,155	7,549
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2018, 5.00% 2036	10,150	12,419
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2020, 4.00% 2039	2,220	2,588
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2020, 4.00% 2040	1,500	1,745
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2020, 5.00% 2045	4,000	4,993
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	1,750	2,196
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2038	4,200	5,214
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2037	1,500	1,758
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2038	3,000	3,503
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2039	1,500	1,748
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2040	2,150	2,499
County of Bexar, Limited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2043	5,000	5,990
County of Bexar, Venue Project Rev. Ref. Bonds (Combined Venue Tax), Series 2019, 5.00% 2022	265	291
County of Bexar, Venue Project Rev. Ref. Bonds (Combined Venue Tax), Series 2019, 5.00% 2023	270	307
County of Bexar, Venue Project Rev. Ref. Bonds (Combined Venue Tax), Series 2019, 5.00% 2024	250	293
County of Bexar, Venue Project Rev. Ref. Bonds (Combined Venue Tax), Series 2019, 5.00% 2025	420	507
Birdville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2032	4,240	5,000
Birdville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2033	2,230	2,618
Birdville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2034	2,240	2,623
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 3.00% 2035	2,000	2,171
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2027	1,965	2,416
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2027	700	860
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2028	1,100	1,346
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2029	645	810
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,247
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	5,300	5,542
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	10,300	10,794
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,186
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,000	1,180
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	1,500	1,766
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	4,100	4,774
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2031	6,275	7,524
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,700	2,023
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2016-A, 5.00% 2046	2,000	2,356
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2026	1,835	2,273
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 2032	2,415	2,615
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2024	260	302

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2048	$15,470	$18,852
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2033	2,125	2,537
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2034	2,300	2,740
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2035	2,380	2,827
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2044	18,575	21,481
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2022	1,715	1,889
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014A, 4.50% 2044	1,465	1,549
Colorado River Municipal Water Dist., Water System Rev. Bonds, Series 2011, 5.00% 2028	9,175	9,521
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 3.00% 2036	1,760	1,883
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 3.00% 2037	1,600	1,707
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 4.00% 2044	4,000	4,576
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 4.00% 2049	7,500	8,522
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2036	1,000	1,266
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2037	1,945	2,454
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2038	1,775	2,233
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2043	9,240	11,484
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2048	10,000	12,322
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-1, 1.25% 2036 (put 2022)	2,250	2,259
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-3, 1.25% 2040 (put 2022)	6,000	6,025
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-3, 1.40% 2040 (put 2020)	750	752
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-2, 1.25% 2036 (put 2022)	8,625	8,661
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2028	8,565	9,494
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2029	5,000	5,535
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2031	6,540	7,225
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2035	2,250	2,316
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2013-D, 5.25% 2024	5,000	5,387
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	5,400	6,622
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,250	1,607
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2042	8,700	10,738
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2046	13,550	16,582
County of Dallas, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2033	5,000	5,863
County of Dallas, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2034	4,500	5,265
Dallas Area Rapid Transit Rev. Ref. Bonds, Series 2019, 5.00% 2031	2,500	3,330
Dallas Area Rapid Transit Rev. Ref. Bonds, Series 2019, 5.00% 2034	6,520	8,599
Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 1.55% 2042 (put 2020)	4,000	4,014
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2029	7,000	8,720
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2033	15,180	18,663
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2034	1,675	2,053
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2035	11,775	14,375
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2036	15,135	18,405

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 2.00% 2044 (put 2024)	$1,425	$1,479
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2043	6,820	8,368
Dickinson Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 1.35% 2037 (put 2021)	1,000	1,005
Duncanville Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 2045	7,890	9,159
Eanes Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 3.00% 2034	1,500	1,617
Eanes Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 3.00% 2035	800	856
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	5,000	5,997
El Paso Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 4.00% 2048	10,750	12,438
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 1.95% 2049 (put 2022)4	6,000	6,122
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	1,750	1,858
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	8,340	8,840
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2024	2,000	2,365
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,486
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,827
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (State Participation Program), Series 2019-D, 5.00% 2022	1,985	2,189
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2022	7,250	7,994
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-2, 2.25% 2029	3,500	3,520
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds, Series 2019-C-2, 1.85% 2029	3,760	3,773
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 3.00% 2037	2,000	2,148
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 3.00% 2038	3,500	3,743
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 2034	5,940	7,059
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 2035	2,050	2,428
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	575	634
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,553
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	11,500	13,024
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	650	679
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,560	1,656
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2043 (preref. 2023)	550	644
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	16,455	18,040
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2025	2,800	3,300
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2027	2,800	3,270
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2016-A, 5.00% 2040	7,575	8,848
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2016-A, 5.00% 2046	11,125	12,871
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 2025	1,000	1,219
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 2026	2,500	3,122
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2023	385	431

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2024	$1,250	$1,442
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 2027	1,575	1,904
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 2028	1,000	1,204
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 2032	1,000	1,187
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 3.00% 2039	5,000	5,253
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	10,500	12,372
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (TECO Project), Series 2010, 5.00% 2031	1,000	1,032
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 4.00% 2035	14,045	16,155
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2027	3,100	3,936
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2028	2,600	3,284
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2030	1,820	2,274
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2031	1,250	1,556
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2033	3,675	4,551
County of Harris, Flood Control Dist., Contract Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	5,000	5,544
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 2045	7,600	8,748
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.18% 20312	21,350	21,350
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	7,000	7,462
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 2036	2,785	3,616
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 2037	3,170	4,100
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,170
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	1,500	1,744
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2053	1,350	1,524
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 4.00% 2048	19,000	21,449
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	2,000	2,365
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	2,500	3,218
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,500	3,198
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2030	1,420	1,805
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2031	5,000	6,334
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2032	4,515	5,705
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2033	2,000	2,521
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2043	8,675	10,671
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	46,595	46,763
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	3,351
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	1,220	1,499
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2041	2,000	2,406
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2047	7,300	8,677

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Toll Road Rev. Ref. Bonds, Series 2019-A, 3.00% 2037	$5,000	$5,303
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2021	3,485	3,723
County of Harrison, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028 (preref. 2020)	1,000	1,017
County of Hidalgo, Drainage Dist. No. 1, Unlimited Tax Improvement Bonds, Series 2019, 5.00% 2032	1,900	2,354
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-B, 4.25% 2034	315	324
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	7,855	8,896
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 2047	12,509	13,134
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	4,635	5,190
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	7,995	9,073
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,700	2,206
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2029	7,505	9,674
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2030	3,825	4,898
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,115
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	5,779
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2022	1,000	1,098
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2033	1,000	1,265
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2034	2,270	2,866
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2035	2,000	2,519
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2037	2,500	3,131
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2038	2,500	3,120
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	13,000	14,949
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	12,500	15,371
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	5,700	6,990
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2011-A, 5.25% 2030 (preref. 2020)	1,100	1,138
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	4,080	4,773
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	20,000	23,838
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.515% 2034 (put 2021)2	20,500	20,521
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2030	1,850	2,403
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2032	2,000	2,581
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2035	3,900	4,988
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2036	5,420	6,914
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2037	5,000	6,350
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2038	10,000	12,654
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2039	3,475	4,386
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2043	4,000	5,000
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	6,000	7,919
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 2033	6,245	8,221
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	5,280	6,515
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2019, 5.00% 2024	1,640	1,929
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	3,060	3,686
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,202
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,199
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,555	1,858
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,193
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2029	10,000	12,504
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2032	1,000	1,231

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Water and Sewer System Rev. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2028	$16,525	$14,356
Houston Independent School Dist., Limited Tax Schoolhouse and Rev. Ref. Bonds, Series 2017, 5.00% 2024	1,010	1,174
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	8,750	8,784
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.25% 2037 (put 2022)	25,000	25,763
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2034	2,000	2,471
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2012, 2.40% 2030 (put 2021)	3,560	3,625
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2042	2,110	2,560
Humble Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	7,000	8,578
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,200	1,418
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 2.04% 2044 (put 2023)2	500	506
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2021	50	53
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	100	110
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2023	150	170
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	125	156
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2032	300	374
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	300	371
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2043	1,750	2,119
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-C, 1.403% 20362	2,920	2,920
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	1,000	1,200
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2023	1,000	1,126
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2030	1,000	1,165
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2035	3,080	3,554
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 4.00% 2030	1,560	1,896
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2036	1,205	1,500
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 2037 (preref. 2024)	1,175	572
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 2043 (preref. 2024)	14,860	5,168
Leander Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-C, 5.00% 2024	2,680	3,158
Lone Star College System, Limited Tax G.O. Bonds, Series 2017-A, 5.00% 2032	1,000	1,237
Lone Star College System, Limited Tax G.O. Bonds, Series 2017-A, 5.00% 2042	4,940	5,977
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	10,525	10,834
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2029	2,150	2,552
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	3,000	3,547
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2035	2,000	2,624
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2036	2,000	2,615
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2037	2,000	2,606
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2038	2,000	2,596
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2039	4,875	6,303
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2040	4,415	5,687
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,549
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	6,550	6,621

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2011-A, 5.00% 2041	$1,500	$1,571
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	5,000	5,436
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	3,926
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	7,000	7,807
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2024	880	1,028
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2040	1,500	1,756
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2045	5,000	5,819
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 2034	1,300	1,472
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 2035	850	960
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2027	1,000	1,230
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2029	1,525	1,856
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2046	4,000	4,740
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2025	750	876
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2032	4,700	5,942
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2033	1,250	1,577
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2034	1,240	1,561
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2036	1,000	1,253
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2037	3,000	3,748
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2043	3,250	3,991
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2030	2,500	3,259
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2031	2,000	2,595
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2032	2,000	2,588
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2033	2,250	2,903
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2038	1,000	1,219
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2039	1,000	1,216
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019-A, 4.00% 2049	5,000	5,649
Lubbock-Cooper Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2041	5,000	5,806
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2044	14,000	15,816
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2049	2,000	2,245

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2039	$3,955	$4,829
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	3,450	4,240
Mesquite Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-B, 5.00% 2042	4,475	5,403
Mesquite Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2048	2,385	2,898
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,073
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR + 0.87%) 2.138% 20272	17,140	17,222
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 1.49% 20272	10,485	10,401
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	6,155	6,585
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	1,000	1,107
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	10,000	11,058
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	8,250	9,055
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,644
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2049	5,220	6,360
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2033	3,000	3,454
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2036	10,000	11,414
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2037	10,000	11,379
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 2047	16,070	19,246
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2036	350	386
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046	200	218
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2043	1,000	1,079
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2049	1,550	1,668
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2025	760	881
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	735	848
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	1,615	1,841
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,300	4,828
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2030	1,150	1,269
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2031	100	110
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2037	1,500	1,629
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2042	875	942
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	1,500	1,612
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2047	2,000	2,183
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032 (preref. 2022)	3,000	3,309
North East Independent School Dist., Unlimited Tax Building and Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	500	571

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2026	$4,655	$5,805
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2032	7,800	11,072
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2044	2,500	2,887
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2058	2,775	3,154
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 2041	17,040	18,998
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,100	2,601
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	2,700	3,323
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,534
North Texas Tollway Auth., Special Projects System Rev. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	1,970	2,095
North Texas Tollway Auth., Special Projects System Rev. Bonds, Series 2011-D, 5.00% 2031 (preref. 2021)	6,500	6,914
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, MBIA insured, 0% 2032	5,360	4,255
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034 (preref. 2021)	1,500	1,569
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038 (preref. 2021)	5,080	5,315
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,279
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-D, 5.00% 2028 (preref. 2021)	2,200	2,340
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-B, 5.25% 2052	8,435	9,028
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,816
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,280
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,681
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,745
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	7,200	7,939
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,000	1,195
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2039	8,905	10,576
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2033	1,440	1,767
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2034	3,000	4,186
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2034	2,000	2,451
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	4,500	6,354
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	2,245	2,746
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	2,500	3,049
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2037	3,000	3,648
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	10,000	12,418
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2043	43,195	52,882
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 2033	1,000	1,222
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 2039	2,000	2,406
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 2048	2,700	3,205
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 1.45% 2047 (put 2020)	4,690	4,697
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 1.60% 2049 (put 2024)	2,000	2,032
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2032	1,000	1,195
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2034	1,250	1,482
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2035	650	768
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2036	850	1,000
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2039	1,800	2,093
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2026	2,075	2,288
Panhandle Regional Housing Fin. Corp., Multi Family Housing Rev. Bonds (Canyons at 45 West Apartments), Series 2018, 2.00% 2021 (put 2020)	3,065	3,071
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B, 1.50% 2044 (put 2024)	1,500	1,525
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-A, 2.25% 2037 (put 2022)	2,000	2,059
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-B, 1.50% 2050 (put 2023)	6,000	6,092

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2049	$17,180	$21,455
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2033	1,310	1,568
Public Fin. Auth., Charter School Fin. Corp. Education Rev. Bonds (Cosmos Foundation Inc.), Series 2010-A, 6.00% 2030 (preref. 2020)	1,500	1,502
Public Fin. Auth., Rev. Fncg. System Bonds (Texas Southern University), Series 2016, BAM insured, 4.00% 2033	665	732
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 2041	1,500	1,592
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2042	5,000	5,931
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2020	2,500	2,503
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2021	1,375	1,434
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,225	1,352
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,260
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,920	2,412
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2027	6,900	7,688
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2028	5,000	5,532
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,500	3,091
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,700	3,372
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2029	10,000	12,388
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	6,500	6,793
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2044	4,000	5,024
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2048	5,180	6,469
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2019, 4.00% 2027	5,760	6,912
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2045	5,000	6,413
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2049	5,000	6,391
City of San Antonio, G.O. General Improvement Rev. Ref. Bonds, Series 2019, 3.00% 2034	2,500	2,730
City of San Antonio, G.O. General Improvement Rev. Ref. Bonds, Series 2019, 3.00% 2035	8,000	8,695
City of San Antonio, G.O. General Improvement Rev. Ref. Bonds, Series 2019, 3.00% 2036	9,555	10,335
City of San Antonio, G.O. General Improvement Rev. Ref. Bonds, Series 2019, 3.00% 2037	3,545	3,811
San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (Alsbury Park Apartments), Series 2019, 1.375% 2022 (put 2021)	4,000	4,018
San Antonio Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 4.00% 2036	3,900	4,569
San Antonio Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 4.00% 2042	7,000	8,053
San Antonio Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 4.00% 2044	1,000	1,146
Seguin Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 2045	6,915	7,893
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2031	4,300	5,477
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	10,098
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 4.00% 2035	3,000	3,556
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2022	1,500	1,623
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2023	1,200	1,346
County of Tarrant, Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2015-A, 4.25% 2052	1,000	1,083
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2031	1,000	1,205
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2032	2,250	2,702
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2037	3,250	3,852
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Health Care System Project), Series 2011-A, 5.00% 2030	3,000	3,216
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2013-A, 5.00% 2033	1,000	1,119

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2031	$6,315	$6,641
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2023	1,530	1,653
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2030	4,480	4,917
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2035	1,500	1,630
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.25% 20353	800	560
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 20453	2,125	1,488
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 2031	1,500	1,929
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2010-A, 5.00% 2028 (preref. 2020)	1,125	1,138
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2035 (preref. 2023)	1,050	1,191
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 2024	5,165	6,058
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 2033	1,000	1,249
Board of Regents of Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,500	1,792
Board of Regents of Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2029	5,250	6,554
Board of Regents of Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	1,000	1,227
Board of Regents of Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	1,180	1,445
Board of Regents of Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2032	6,030	7,764
Board of Regents of Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2015-A, 5.00% 2033	2,000	2,351
Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-I, Assured Guaranty insured, 6.20% 2042	5,000	6,145
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-A, 5.00% 2042 (put 2020)	3,500	3,522
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	2,000	2,322
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2037	4,000	4,625
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	1,000	1,158
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2033	5,000	5,771
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	8,250	9,472
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	10,000	11,615
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016, 5.00% 2043	10,020	11,929
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2038	850	423
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2039	950	448
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2040	800	356
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2041	1,425	598
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2043	2,185	821
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2044	2,850	1,011
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	60	62

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030 (preref. 2020)	$800	$835
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040 (preref. 2020)	1,750	1,829
County of Travis, Health Facs. Dev. Corp., Rev. Ref. Bonds (Longhorn Village Project), Series 2012-A, 7.125% 2046 (preref. 2021)	2,600	2,745
County of Travis, Housing Fin. Corp., Multi Family Housing Rev. Bonds (McKinney Falls Apartments), Series 2018, 2.00% 20214	6,000	6,009
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2028	40,795	34,910
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2029	27,520	22,892
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2031	1,000	1,260
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2032	1,000	1,259
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2047	7,010	8,570
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2049	9,210	11,394
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	6,000	7,402
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2026	6,050	7,464
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2028	7,500	9,164
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2031	3,040	3,860
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2032	2,185	2,767
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2033	2,000	2,526
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2036	2,000	2,508
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2037	1,800	2,251
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2038	2,100	2,616
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2039	2,125	2,637
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2044	9,000	11,027
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 2027	1,000	1,283
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	2,000	2,351
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043	3,500	3,744
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2040	10,350	12,417
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2045	7,295	8,688
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2046	10,000	12,071
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 4.00% 2036	10,000	11,640
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 2028	2,000	2,571
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2032	9,445	11,179
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2033	2,000	2,362

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2034	$6,440	$7,589
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2035	12,810	15,056
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2036	5,100	5,978
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2037	15,000	17,522
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2038	4,000	4,659
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2043	5,000	6,226
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2049	10,550	13,179
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 4.00% 2044	43,550	50,703
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 4.00% 2049	18,500	21,377
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019, 4.00% 2045	1,000	1,153
West Travis County Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2033	1,100	1,264
County of Wood, Central Hospital Dist., Hospital Rev. Bonds (East Texas Medical Center Quitman Project), Series 2011, 6.00% 2041 (preref. 2021)	3,295	3,565
Ysleta Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 4.00% 2038	2,350	2,774
Ysleta Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 4.00% 2050	25,625	29,569
Ysleta Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 4.00% 2052	3,000	3,456
		2,777,150
United States 0.32%
Freddie Mac, Multi Family Certificates, Class A, Series 2018-M-042, (SIFMA Municipal Swap Index + 0.30%) 2.60% 2033	24,021	24,021
Freddie Mac, Multi Family Certificates, Series 2015-M-033, 2.65% 2030	7,951	8,406
Freddie Mac, Multi Family Certificates, Series 2018-M-046, 2.625% 2035	13,270	13,270
Freddie Mac, Multi Family Certificates, Series 2019-M-049, 3.05% 2034	3,990	4,334
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 2036	24,647	27,432
		77,463
Utah 0.38%
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 20371	5,185	5,666
G.O. Bonds, Series 2013, 5.00% 2023 (preref. 2022)	2,800	3,078
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2010-B-1, 4.00% 2024	110	111
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	7,750	8,310
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-B, 5.00% 2047	5,995	7,226
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 2038	730	882
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 2043	1,150	1,378
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 2048	1,185	1,411
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2035	38,270	53,405
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2032	1,000	1,278
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2034	1,000	1,273
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2035	1,000	1,270
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2036	2,000	2,532
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2037	1,400	1,767
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2038	1,250	1,573
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2039	2,190	2,745
		93,905

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Bonds, notes & other debt instruments (continued) Vermont 0.08%	Principal amount (000)	Value (000)
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2031	$3,300	$3,975
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2033	2,200	2,639
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2039	1,750	2,070
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2046	4,300	5,028
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-D, 4.00% 2048	1,040	1,115
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	3,670	3,983
		18,810
Virginia 2.05%
County of Albemarle, Econ. Dev. Auth., Public Fac. Rev. Ref. Bonds, Series 2011, 5.00% 2022	2,955	3,118
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	4,000	4,613
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2050	2,000	2,297
County of Arlington, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	420
County of Arlington, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,442
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	1,000	1,065
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	5,750	6,389
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	585	641
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	679
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,645	1,991
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,525	2,745
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 2040 (4.875% on 7/15/2023)4	2,000	2,056
County of Chesterfield, Econ. Dev. Auth., Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty Municipal insured, 5.00% 2042	2,500	2,572
County of Chesterfield, Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	492	493
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2023 (preref. 2022)	2,000	2,164
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2014-A, 5.00% 2023	6,810	7,651
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2021	5,800	6,038
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2022	12,395	13,414
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	220	229
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,467
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2028	9,940	12,893
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2029	19,000	24,420
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2030	8,000	10,242
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2031	11,000	14,017

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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014, 5.00% 2025	$4,710	$5,577
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 2026	900	1,097
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 2028	2,600	3,157
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,376
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 2028	5,755	6,409
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2025	9,110	10,968
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2026	5,000	6,285
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027 (preref. 2022)	1,000	1,087
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2023 (preref. 2022)	1,545	1,711
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2024 (preref. 2022)	1,000	1,108
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025 (preref. 2021)	2,250	2,370
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,106
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2016-C, 5.00% 2025	2,000	2,421
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House Inc.), Series 2016-A, 5.00% 2036	175	202
County of Fairfax, Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024 (preref. 2020)	1,500	1,510
County of Fairfax, Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036 (preref. 2020)	1,250	1,258
County of Fairfax, Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2012, 5.00% 2037 (preref. 2020)	1,000	1,007
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,083
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2040	2,000	2,162
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2018-B, 5.00% 2057 (put 2023)	16,175	18,255
County of Fairfax, Mosaic Dist. Community Dev. Auth., Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,134
County of Fairfax, Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,178
County of Fairfax, Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	430	442
County of Fairfax, Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,890
County of Fairfax, Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,089
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2038	5,280	6,246
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2043	5,400	6,313
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2048	6,390	7,428
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2055	11,000	12,677
City of Fredericksburg, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2014, 5.00% 2031	500	575
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,675	2,011
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,520	4,241
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,600	1,922

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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	$1,375	$1,644
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	1,500	1,790
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	1,000	1,188
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.15% 2041 (put 2020)	2,000	2,012
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039 (preref. 2021)	800	830
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2014-A, 5.00% 2025	4,000	4,702
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 4.00% 2022	530	543
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,038
City of Harrisonburg, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	3,000	3,621
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2015, 4.00% 2035	1,000	1,010
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2020	100	102
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2034	6,150	6,997
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2021	1,000	1,042
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2022	655	702
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2023	860	921
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2026	1,200	1,427
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2027	925	1,094
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2029	750	882
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2030	810	948
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2031	820	955
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2037	2,725	3,146
County of Henrico, Econ. Dev. Auth., Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty Municipal insured, 5.25% 2042	2,000	2,064
County of Henrico, G.O. Public Improvement Rev. Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,661
County of Henrico, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,071
County of Henrico, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,134
County of Loudoun, G.O. Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,034
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.80% 2035 (put 2022)	1,650	1,670
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,000	2,468
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 20461	15,250	17,125
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 20451	41,100	45,406
City of Norfolk, Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2036	1,865	2,042
City of Norfolk, Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	1,500	1,630
City of Norfolk, Water Rev. Bonds, Series 2015-A, 5.25% 2044	2,000	2,366

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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2030	$1,500	$1,538
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 2029	547	548
County of Prince William, Industrial Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2024	850	943
County of Prince William, Industrial Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2025	900	998
County of Prince William, Industrial Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2046	1,000	1,082
Public Building Auth., Public Facs. Rev. Bonds, Series 2014-A, 5.00% 2027 (preref. 2024)	2,000	2,366
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 2026	1,140	1,388
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2018-A, 5.00% 2028	2,000	2,625
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 2026	2,000	2,435
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 2028	2,000	2,434
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022 (preref. 2021)	1,000	1,039
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2030	1,750	2,122
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2031	2,000	2,417
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2032	2,250	2,714
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	60	60
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	45	48
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024 (preref. 2021)	1,405	1,505
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	50	53
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027 (preref. 2021)	1,950	2,089
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 2027	1,000	1,191
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,118
City of Roanoke, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005, Assured Guaranty Municipal insured, 5.00% 2020	1,065	1,083
City of Roanoke, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005, Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	15	15
City of Roanoke, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005, Assured Guaranty Municipal insured, 5.00% 2038	985	998
City of Roanoke, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005, Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	15
County of Rockingham, Econ. Dev. Auth., Residential Care Facs. Rev. Bonds (Sunnyside Presbyterian Home), Series 2020-A, 5.00% 2039	2,000	2,502
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,574
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2032	2,500	2,772
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2037	2,105	2,316
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2042	2,960	3,233
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2047	5,000	5,441
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2052	5,000	5,431
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,000	2,357
City of Spotsylvania, Water and Sewer System Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,000	3,632
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2032	1,500	1,799
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2033	750	897
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2035	1,000	1,190

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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030 (preref. 2021)	$1,000	$1,065
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031 (preref. 2021)	1,000	1,065
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 1995-A, Assured Guaranty Municipal insured, 5.15% 2020	220	224
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 4.00% 2033	2,630	2,961
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 5.00% 2027	2,485	3,011
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 5.00% 2028	10,000	12,098
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	1,000	1,058
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030 (preref. 2021)	1,200	1,269
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,115	1,367
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 2044	3,000	3,305
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 2035	1,000	1,182
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 2044	2,000	2,304
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	23,995	24,142
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	1,000	1,003
County of York, Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 1.90% 2033 (put 2023)	6,750	6,904
		500,542
Washington 2.61%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 5.25% 2021	2,575	2,632
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2031	1,000	1,242
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2033	1,305	1,610
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2036	3,000	3,671
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 2045	5,000	5,904
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2045 (put 2023)2	6,350	6,353
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2043	35,000	42,926
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2048	14,980	18,215
Energy Northwest, Columbia Generating Station Electric Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	1,500	1,587
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2030	1,250	1,503
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2017-A, 5.00% 2028	10,000	12,744
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 2026	1,500	1,821
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,000	5,523
G.O. Bonds, Series 2016-A-1, 5.00% 2040	4,750	5,629
G.O. Bonds, Series 2016-C, 5.00% 2021	6,000	6,248
G.O. Bonds, Series 2017-A, 5.00% 2036	5,000	6,110
G.O. Bonds, Series 2017-A, 5.00% 2037	5,000	6,101
G.O. Bonds, Series 2017-D, 5.00% 2035	4,120	5,085
G.O. Bonds, Series 2018-A, 5.00% 2041	10,375	12,762
G.O. Bonds, Series 2018-A, 5.00% 2042	9,635	11,827

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2018-C, 5.00% 2026	$8,525	$10,569
G.O. Bonds, Series 2018-C, 5.00% 2034	5,000	6,309
G.O. Bonds, Series 2018-C, 5.00% 2040	21,495	26,737
G.O. Bonds, Series 2018-C, 5.00% 2041	4,885	6,050
G.O. Bonds, Series 2020-A, 5.00% 2038	2,685	3,459
G.O. Bonds, Series 2020-A, 5.00% 2043	13,265	16,879
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2033	4,000	4,914
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2026	17,500	21,982
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2027	13,000	16,677
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2035	6,000	7,492
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	2,500	2,511
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2042	3,275	4,023
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2047	4,950	6,036
County of Grant, Public Utility Dist. No. 2, Priest Rapids Hydroelectric Project Rev. Ref. Bonds, Series 2015-A, 5.00% 2041	5,000	5,892
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2035 (put 2021)2	49,750	49,825
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 2026	1,500	1,790
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 2027	1,000	1,186
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 2033	1,500	1,734
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.10%) 2.205% 2042 (put 2022)2	5,750	5,816
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2032 (preref. 2021)	750	805
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 2031	2,335	2,773
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 2033	2,480	2,935
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 2034	2,565	3,031
Health Care Facs. Auth., Rev. Bonds (Overlake Hospital Medical Center), Series 2017-A, 5.00% 2042	1,000	1,199
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 2047	5,315	6,406
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2032	3,000	3,549
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2033	1,000	1,181
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2036	1,000	1,173
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2031	4,625	5,348
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2036	870	995
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2041	645	726
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2028	1,500	1,748
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2029	1,750	2,038
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2030	1,500	1,741
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2039	4,825	5,486
Health Care Facs. Auth., Rev. Ref. Bonds (Overlake Hospital Medical Center), Series 2010, 5.70% 2038 (preref. 2020)	5,000	5,097
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2027	795	920
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,065
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2014-C, 5.00% 2044	5,060	5,808
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2028	2,000	2,592
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2029	3,500	4,524
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2030	4,000	5,150
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2031	2,500	3,196
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2032	3,000	3,808
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2033	3,000	3,785

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2020	$100	$103
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 2049 (put 2025)	10,000	11,701
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-3, 5.00% 2049 (put 2026)	7,500	8,977
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Whitworth University Project), Series 2016-A, 5.00% 2032	2,810	3,318
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 2043	9,765	10,777
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	30	30
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-B, 4.25% 2032	470	477
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2028	1,100	1,221
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 7.00% 20451	1,705	1,876
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20381	2,300	2,657
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20431	3,400	3,895
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20481	4,300	4,903
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 20441	15,880	18,146
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 20491	6,000	6,872
Housing Fin. Commission, Single Family Program Bonds, Series 2013-1-N, 3.00% 2043	35	35
Housing Fin. Commission, Single Family Program Bonds, Series 2014-1-N, 3.00% 2037	95	97
Housing Fin. Commission, Single Family Program Bonds, Series 2015-1-N, 3.45% 2030	1,165	1,249
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 3.60% 2032	1,475	1,613
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	730	780
Housing Fin. Commission, Single Family Program Bonds, Series 2017-2-N, 3.50% 2047	2,420	2,561
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 3.375% 2034	1,250	1,350
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	7,970	8,796
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 20321	1,000	1,161
County of King, Sewer Rev. and Rev. Ref. Bonds, Series 2011-B, 5.00% 2034	1,435	1,489
County of King, Sewer Rev. and Rev. Ref. Bonds, Series 2011-B, 5.00% 2034 (preref. 2021)	5,565	5,770
County of King, Sewer Rev. and Rev. Ref. Bonds, Series 2011-B, 5.00% 2034 (preref. 2021)	3,000	3,113
County of King, Sewer Rev. Ref. Bonds, Series 2015, 5.00% 2040	5,050	5,864
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 2033	2,500	3,124
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,625	3,275
Motor Vehicle Fuel Tax and G.O. Bonds, Series 2020-B, 5.00% 2039	6,000	7,678
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 2031	2,000	2,266
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 2036	5,000	6,110
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 2040	5,000	6,083
Motor Vehicle Fuel Tax G.O. Bonds, Series 2018-D, 5.00% 2043	6,650	8,199
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2013-B, 5.00% 2025	3,000	3,295
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2019-A, 5.00% 2043	5,000	6,313
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2019-A, 5.00% 2045	1,125	1,414
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2019-B, 5.00% 2049	1,710	2,139
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2018-B-2, (SIFMA Municipal Swap Index + 0.29%) 1.23% 2045 (put 2021)2	12,500	12,505
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 1.43% 2046 (put 2023)2	19,000	19,076
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	2,600	2,634
City of Tacoma, Electric System Rev. Bonds, Series 2017, 5.00% 2030	1,025	1,272
City of Tacoma, Electric System Rev. Bonds, Series 2017, 5.00% 2038	1,500	1,823

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
City of Tacoma, Electric System Rev. Bonds, Series 2017, 5.00% 2042	$3,520	$4,241
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2031	1,940	1,963
		638,694
West Virginia 0.23%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-A, 2.625% 2042	7,325	7,554
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	9,250	9,711
G.O. State Road Bonds, Series 2019-A, 5.00% 2032	5,000	6,519
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 2037	6,510	7,185
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 2038	1,375	1,514
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.125% 2047	1,500	1,633
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2035	1,430	1,756
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2036	1,500	1,833
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2043	8,440	10,094
County of Mason, Pollution Control Rev. Bonds (Appalachian Power Co. Project), Series 2003-L, 2.75% 2022	8,000	8,321
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2018, 5.00% 2043	975	1,209
		57,329
Wisconsin 2.05%
G.O. Bonds, Series 2012-A, 5.00% 2023 (preref. 2021)	8,440	8,869
G.O. Bonds, Series 2013-A, 4.00% 2026 (preref. 2022)	16,400	17,552
G.O. Bonds, Series 2013-A, 4.00% 2027 (preref. 2022)	5,000	5,351
G.O. Rev. Ref. Bonds, Series 2015-4, 5.00% 2026	5,670	6,759
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034 (preref. 2020)	18,760	19,023
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-B, 5.00% 2054 (put 2024)	10,000	11,529
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2054 (put 2022)2	28,895	29,003
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.49% 2054 (put 2023)2	8,250	8,300
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 1.59% 2054 (put 2024)2	4,200	4,244
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036 (preref. 2023)	5,125	5,812
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 4.00% 2047	2,500	2,715
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 5.00% 2042	3,380	4,000
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2012-D, 5.00% 2041 (preref. 2021)	7,155	7,676
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-4, 5.00% 2043 (put 2021)	7,000	7,363
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2035	10,200	11,531
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2039	18,395	20,610
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2035	8,710	10,465

The Tax-Exempt Bond Fund of America — Page 123 of 130

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2036	$3,200	$3,837
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2039	9,750	11,561
Health and Educational Facs. Auth., Rev. Bonds (Beloit College), Series 2010-A, 6.125% 2035 (preref. 2020)	1,230	1,251
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 2041	1,590	1,825
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	5,000	5,007
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	5,150	5,910
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2036	3,870	4,849
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2037	3,500	4,367
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2044	27,200	33,282
Health and Educational Facs. Auth., Rev. Bonds (Rogers Memorial Hospital, Inc.), Series 2019-A, 5.00% 2038	1,000	1,190
Health and Educational Facs. Auth., Rev. Bonds (Rogers Memorial Hospital, Inc.), Series 2019-A, 5.00% 2049	2,580	3,038
Health and Educational Facs. Auth., Rev. Bonds (St. Camillus Health System, Inc.), Series 2019-A, 5.00% 2021	220	229
Health and Educational Facs. Auth., Rev. Bonds (The Medical College of Wisconsin, Inc.), Series 2016, 5.00% 2041	2,000	2,374
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2044	10,000	11,329
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026 (preref. 2021)	11,000	11,652
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2028 (preref. 2021)	1,000	1,059
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 2031 (preref. 2023)	1,750	1,983
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	9,000	9,512
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2026 (preref. 2022)	30	33
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2029 (preref. 2022)	1,700	1,873
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2032 (preref. 2022)	4,000	4,406
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	460	529
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2033	500	572
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2031 (preref. 2025)	450	521
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2039	920	1,049
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 2047	10,607	11,029
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	10,795	11,589
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	18,305	19,713
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 2047	13,600	14,871
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	26,510	29,562
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 2050	31,540	34,805
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2019-A, 1.55% 2038 (put 2021)	1,700	1,704
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2019-A, 1.60% 2048 (put 2022)	1,750	1,759
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 5.00% 2044	3,000	3,666
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2031	3,115	3,723
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2032	3,250	3,872

The Tax-Exempt Bond Fund of America — Page 124 of 130

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2040	$11,585	$13,563
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 20241	1,395	1,489
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 20541	1,500	1,657
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-B, 5.00% 2028	2,595	3,168
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	1,000	1,062
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2046	1,000	1,064
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2058	2,000	2,306
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	1,000	1,108
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	2,840	3,350
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2058	9,850	11,580
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2034	1,125	1,350
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2044	1,915	2,240
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2049	1,250	1,454
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project), Series 1991-E, FGIC-National insured, 6.90% 2021	8,000	8,676
University of Wisconsin, Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038	3,000	3,301
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	4,096
		501,797
Wyoming 0.03%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	175	181
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,430	1,502
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 2046	4,365	4,701
		6,384
Total bonds, notes & other debt instruments (cost: $21,831,950,000)		23,256,208
Short-term securities 5.35%
Freddie Mac, Multi Family Certificates, Series 2007-M-012, 1.60% 2051 (put 2022)4,8	3,548	3,595
Freddie Mac, Multi Family Certificates, Series 2019-M-055, 1.15% 20282	7,100	7,100
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 1.19% 20252	41,540	41,540
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.19% 20292	5,845	5,845
State of Arizona, City of Scottsdale, Industrial Dev. Auth., Hospital Rev. Bonds (Scottsdale Healthcare), Series 2006, Assured Guaranty Municipal insured, 1.20% 20452	3,925	3,925
State of California, City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 2022	2,000	2,005
State of Colorado, Tax and Rev. Anticipation Notes, Series 2019, 3.00% 6/26/2020	7,000	7,055
State of Colorado, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/26/2020	70	71
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale New Haven Health Issue), Series 2014-D, 0.93% 20482	2,000	2,000
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 1.18% 20472	14,000	14,000
State of Georgia, County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2017-C, 1.12% 20472	9,250	9,250

The Tax-Exempt Bond Fund of America — Page 125 of 130

unaudited

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Georgia, Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)8	$30,000	$33,828
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 1.75% 2048 (put 2020)8	2,000	2,000
State of Idaho, Tax Anticipation Notes, Series 2019, 3.00% 6/30/2020	30,045	30,293
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.18% 20442	22,200	22,200
State of Illinois, Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 11/1/2020	315	319
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 1.19% 20242	11,700	11,700
State of Indiana, Bond Bank, Advanced Funding Program Notes, Series 2020-A, 3.00% 1/11/2021	1,700	1,727
State of Indiana, Indianapolis Local Public Improvement Bond Bank, Notes (Fieldhouse Project), Series 2019-B, 1.45% 2021	7,390	7,392
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 20402	42,100	42,100
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 20512	11,100	11,100
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.19% 20222	9,500	9,500
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 20352	89,300	89,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2006, 1.18% 20402	3,800	3,800
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2007, 1.18% 20422	1,000	1,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.18% 20432	18,000	18,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 20432	27,650	27,650
State of Maryland, County of Baltimore, G.O. Bond Anticipation Notes, Series 2019, 4.00% 3/19/2020	1,435	1,441
State of Maryland, County of Baltimore, G.O. Bond Anticipation Notes, Series 2019, 4.00% 3/19/2020	2,295	2,304
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Multi Family Housing Dev. Rev. Bonds (Somerset Extension), Series 2019-H, 1.795% 2022	6,000	6,029
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.16% 2041 (put 2020)8	4,500	4,501
State of Massachusetts, Health and Educational Facs. Auth., IAM Commercial Paper (Harvard University Issue), Series 2020-EE, 1.00% 5/18/2020	50,000	50,000
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Partners Healthcare System Issue), Series 2007-C, Assured Guaranty Municipal insured, 1.10% 20422	7,530	7,530
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 1.16% 2034 (put 2020)8	5,250	5,251
State of Michigan, Fin. Auth., State Aid Rev. Bonds, Series 2019-A, 2.00% 8/20/2020	6,500	6,535
State of Michigan, Board of Trustees of Michigan State University, IAM Commercial Paper, Series 2020, 1.17% 2/6/2020	2,910	2,910
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds, (Air Products and Chemicals, Inc. Project), Series 2007, 1.20% 20422	25,730	25,730
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 20302	79,500	79,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 20302	30,030	30,030
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 20302	34,000	34,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 1.20% 20302	3,300	3,300

The Tax-Exempt Bond Fund of America — Page 126 of 130

unaudited

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-E, 0.89% 20302	$2,200	$2,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 1.20% 20352	1,300	1,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 20352	47,710	47,710
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 1.20% 20352	1,300	1,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.19% 20352	17,850	17,850
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.19% 20352	19,290	19,290
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 1.20% 20352	5,790	5,790
State of Mississippi, Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-2, 1.35% 2022 (put 2020)8	3,000	3,001
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 0.92% 20262	23,135	23,135
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 1.18% 20412	15,800	15,800
State of New York, Dormitory Auth., IAM Commercial Paper, Series 2020, 1.00% 6/3/2020	6,700	6,700
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-1, 5.00% 5/15/2020	3,500	3,538
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-2, 5.00% 2021	5,000	5,250
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-B-1, 5.00% 2022	2,000	2,177
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-2, 4.00% 7/1/2020	3,615	3,658
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-E, 4.00% 9/1/2020	3,000	3,050
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-1, 5.00% 2023	515	572
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	8,000	8,453
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.17% 20502	40,440	40,440
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2005-E-2, 1.18% 20342	12,535	12,535
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 20272	2,575	2,575
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-J-5, 1.18% 20282	7,500	7,500
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-3, 1.18% 20362	6,300	6,300
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 20422	3,500	3,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2000, Series 2000-C, 0.90% 20332	15,400	15,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2012, Series 2012-B, 1.18% 20452	24,240	24,240
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 20382	14,500	14,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2013, Series 2013-AA-2, 0.95% 20462	9,000	9,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.18% 20502	3,535	3,535
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 1.18% 20412	2,630	2,630

The Tax-Exempt Bond Fund of America — Page 127 of 130

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Short-term securities (continued)	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 20452	$35,000	$35,000
State of New York, City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 1.15% 20372	500	500
State of North Carolina, Medical Care Commission, Medical Care Facs. Rev. Bonds (Catholic Health East Issue), Series 2008, 0.92% 20282	6,860	6,860
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-OH, 1.25% 2046 (put 2020)8	5,000	5,000
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System Inc.), Series 2013, 1.12% 20332	29,720	29,720
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.15% 20218	2,175	2,207
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2019-A, 0.98% 20362	10,000	10,000
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.22% 20332	2,215	2,215
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 1.22% 20322	4,215	4,215
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 1.22% 20382	6,080	6,080
State of Texas, County of Alachua, Hospital IAM Commercial Paper, Series 2020, 1.18% 3/5/2020	8,750	8,750
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.19% 20242	9,705	9,705
State of Texas, County of Harris, Flood Control Dist., IAM Commercial Paper, Series 2020-H, 1.20% 3/12/2020	7,500	7,500
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.19% 20242	2,700	2,700
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.19% 20242	15,300	15,300
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 3.00% 6/26/2020	1,100	1,109
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/26/2020	13,000	13,205
State of Texas, City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2020	125	127
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.19% 20242	10,000	10,000
State of Texas, Lower Colorado River Auth., IAM Commercial Paper, Series 2020, 1.06% 4/9/2020	3,000	3,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	59,950	60,967
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.00% 5/19/2020	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.14% 3/3/2020	25,000	25,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.20% 2/6/2020	10,000	10,000
State of Texas, County of York, Natural Rural Utilities Corp., Pollution Control Rev. IAM Commercial Paper, Series 2000, 1.27% 2/3/2020	20,000	20,000
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.19% 20442	18,600	18,600
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.19% 20442	4,000	4,000
State of Wyoming, County of Uinta, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 1.19% 20222	6,610	6,610
Total short-term securities (cost: $1,306,743,000)		1,308,655
Total investment securities 100.51% (cost: $23,138,693,000)		24,564,863
Other assets less liabilities (0.51%)		(124,957)
Net assets 100.00%		$24,439,906

The Tax-Exempt Bond Fund of America — Page 128 of 130

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 1/31/202010 (000)	Unrealized appreciation (depreciation) at 1/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	6,872	April 2020	$1,374,400	$1,486,822	$4,694
5 Year U.S. Treasury Note Futures	Long	4,742	April 2020	474,200	570,559	4,071
10 Year Ultra U.S. Treasury Note Futures	Long	394	March 2020	39,400	57,388	1,421
10 Year U.S. Treasury Note Futures	Short	6,965	March 2020	(696,500)	(916,986)	(14,233)
30 Year Ultra U.S. Treasury Bond Futures	Short	572	March 2020	(57,200)	(110,789)	(3,798)
						$(7,845)

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $372,043,000, which represented 1.52% of the net assets of the fund.
2	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3	Scheduled interest and/or principal payment was not received.
4	Step bond; coupon rate may change at a later date.
5	Amount less than one thousand.
6	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $4,911,000, which represented .02% of the net assets of the fund.
7	Value determined using significant unobservable inputs.
8	For short-term securities, the mandatory put date is considered to be the maturity date.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Agcy. = Agency	G.O. = General Obligation
Auth. = Authority	IAM = Interest at Maturity
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	SIFMA = Securities Industry and Financial Markets Association
Fin. = Finance	USD/$ = U.S. dollars
Fncg. = Financing

The Tax-Exempt Bond Fund of America — Page 129 of 130

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-019-0320O-S73089	The Tax-Exempt Bond Fund of America — Page 130 of 130

 ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: March 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: March 31, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2020